UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-156020
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 15	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21610
Amendment No. 101	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-7

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2017

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2017 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide YourLife® Survivorship VUL – New York
Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-7
The date of this prospectus is May 1, 2017.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. Not all Sub-Accounts listed may be available for every policy. For a complete list of the available Sub-Accounts, including Sub-Accounts available prior to the date of this prospectus, see Appendix A: Sub-Account Information. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A
Dimensional - DFA VA Global Moderate Allocation Portfolio
Dimensional - VA Global Bond Portfolio
Dimensional - VA International Small Portfolio
Dimensional - VA International Value Portfolio
Dimensional - VA Short-Term Fixed Portfolio
Dimensional - VA U.S. Large Value Portfolio
Dimensional - VA U.S. Targeted Value Portfolio
Dimensional - VIT Inflation-Protected Securities Portfolio
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Guggenheim Variable Fund - Multi-Hedge Strategies
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Janus Aspen Series - Enterprise Portfolio: Institutional Shares
Janus Aspen Series - Global Technology Portfolio: Service Shares
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Initial Class
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class P
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class P
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
2

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
3

4

Table of Contents (continued)
5

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Surviving Insured’s death if both Insureds die while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; at least one Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Surviving Insured’s death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Surviving Insured’s date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Surviving Insured’s date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
6

The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-7 contains one Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests may be subject to policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies do not require distributions to be made before either Insured’s death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Policy Split Option Rider
•	Additional Term Insurance Rider
•	No Charge Four Year Term Insurance Rider
•	Four Year Term Insurance Rider
•	Extended Death Benefit Guarantee Rider
In Summary: Policy Risks
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
7

Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary based upon changes in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges.
Unfavorable Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Poor Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Surviving Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Surviving Insured, or (b) the Insureds, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insureds may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account subject to transfer restrictions, without penalty or adjustment. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
8

Sub-Account Limitations
Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Some mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the mutual fund. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans and partial surrenders, subject to limitations. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account, unless the policy owner elects Directed Monthly Deductions, except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment
Maximum:		$65 from each $1,000 of Premium
Currently:		$45 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment
Maximum:		$35 from each $1,000 of Premium
Short-Term Trading Fee[2]	Upon transfer of Sub-Account value out of a Sub-Account within sixty days after allocation to that Sub-Account
Maximum:		$10 per $1,000 transferred
Illustration Charge[3]	Upon requesting an illustration
9

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum:		$25
Currently:		$0
Partial Surrender Fee	Upon a partial surrender
Maximum:		lesser of $25 or 2% of the amount surrendered
Currently:		$0
Surrender Charge4†	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases
Maximum:		$41.19 per $1,000 of Base Policy Specified Amount
Minimum:		$3.05 per $1,000 of Base Policy Specified Amount
Representative: male, issue age 55, non-tobacco and female, issue age 55, non-tobacco, Total Policy Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and a complete surrender of the policy in year one		$23.80 per $1,000 of Base Policy Specified Amount
†	This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The amounts reflected as maximum Sales Load and Premium Taxes (collectively "Premium Load") represent the maximums that may be charged in any policy year. The current Sales Load shown in the table is charged during each of the first 15 policy years for Premium paid up to the Commissionable Target Premium in each year, see Premium Load.
[2]	Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to underlying mutual funds that assess a short-term trading fee to the variable account, see Short-Term Trading Fees.
[3]	The policy owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from Cash Value.
[4]	The maximum Surrender Charge calculation assumes both Insureds are female; Issue Ages 60 and 59; both tobacco; with Substandard Ratings; Death Benefit Option 1 and a full surrender is taken during the first policy year. The minimum charge calculation assumes one Insured is male; Issue Age 35; tobacco preferred; one Insured is female; Issue Age 27; tobacco preferred; no Substandard Ratings; and a full surrender is taken during policy year six, see Surrender Charge.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge[1]†	Monthly
Maximum:		$83.34 per $1,000 of Net Amount At Risk
Minimum:		$0.01 per $1,000 of Net Amount At Risk
10

Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one		$0.01 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly
Maximum:		$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[3]	Monthly
Maximum:		$0.67 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years
Administrative Per Policy Charge	Monthly
Maximum:		$9 per policy
Underwriting and Distribution Charge4†	Monthly
Maximum:		$0.74 per $1,000 of Base Policy Specified Amount
Minimum:		$0.03 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one		$0.18 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[5]	Annually
Maximum:		3.9% of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Cost of Insurance Charge calculation assumes both Insureds are male; Issue Age 85; tobacco; with Substandard Ratings; Total Specified Amount and Base Policy Specified Amount of $100,000; Death Benefit Option 2; policy year 34. Other sets of assumptions may also produce the maximum charge. The minimum charge calculation assumes both Insureds are female; Issue Age 18; non-tobacco preferred plus; no Substandard Ratings; Total Specified Amount and Base Policy Specified Amount of $5,000,000 or more; Death Benefit Option 1; policy year one. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge.
[3]	The Mortality and Expense Risk Charge varies based on the amount of Cash Value allocated to the Sub-Accounts and length of time the policy has been In Force. The maximum Mortality and Expense Risk Charge shown in the table reflects the maximum amount that may be charged in any policy month during the first 15 policy years based on any dollar amount allocated to the Sub-Accounts, see Mortality and Risk Expense Charge.
[4]	The maximum Underwriting and Distribution Charge calculation assumes both Insureds are male; Attained Age 85; and a Base Policy Specified Amount of $250,000 or less. The minimum charge calculation assumes both Insureds are female; Attained Age 18; and a Base Policy Specified Amount of $10,000,000 or more.
[5]	The Policy Loan Interest Charge is described in more detail in Policy Loans.
11

The next table describes the fees and expenses associated with Riders that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Four Year Term Insurance Rider Charge[1]†	Monthly
Maximum:		$83.34 per $1,000 of Rider Death Benefit
Minimum:		$0.01 per $1,000 of Rider Death Benefit
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one		$0.01 per $1,000 of Rider Death Benefit
Additional Term Insurance Rider Charge2†	Monthly
Maximum:		$83.34 per $1,000 of Rider Death Benefit
Minimum:		$0.01 per $1,000 of Rider Death Benefit
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one		$0.01 per $1,000 of Rider Death Benefit
Policy Split Option Rider Charge†	Monthly
Maximum:		$0.03 per $1,000 of Total Specified Amount
Minimum:		$0.01 per $1,000 of Total Specified Amount
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one		$0.03 per $1,000 of Total Specified Amount
12

Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Extended Death Benefit Guarantee Rider Charge3†	Monthly
Maximum:		$0.16 per $1,000 of Base Policy Specified Amount
Minimum:		$0.02 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1, Extended Death Benefit Guarantee Percentage of 100%, a lifetime Extended Death Benefit Guarantee Duration		$0.12 per $1,000 of Base Policy Specified Amount
Overloan Lapse Protection Rider†	Upon invoking the Rider
Maximum:		$42.50 per $1,000 of Cash Value
Minimum:		$1.50 per $1,000 of Cash Value
Representative: the younger Insured is Attained Age 85 with a Cash Value of $500,000		$32.00 per $1,000 of Cash Value
†	This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Four Year Term Insurance Rider Charge varies based on individual characteristics of the Insureds, Total Specified Amount, Base Policy Specified Amount, death benefit option and number of years from the Policy Date or the effective date of a Base Policy Specified Amount increase. The charge is the product of the Rider's Specified Amount and the base policy monthly cost of insurance rate.
[2]	The Additional Term Insurance Rider Charge varies based on individual characteristics of the Insureds, Total Specified Amount, Base Policy Specified Amount, death benefit option and number of years from the Policy Date or the effective date of a Base Policy Specified Amount increase. The monthly charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit.
[3]	The Extended Death Benefit Guarantee Rider Charge varies based on the Insureds' Issue Ages, underwriting classes, death benefit option and the elected duration and percentage of the Base Policy Specified Amount to be guaranteed by this Rider. The maximum charge calculation assumes the younger Insured is male; Issue Age 85; tobacco; and a 25-year duration of the Base Policy Specified Amount to be guaranteed by this Rider. The minimum charge calculation assumes the younger Insured is female; Issue Age 18; non-tobacco preferred; and a 21-year duration of the Base Policy Specified Amount is guaranteed by this Rider.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2016, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.19%	2.45%
13

Policy Investment Options
Policy owners designate how Net Premium payments, loan repayments, and Cash Value are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2% for policies with a Policy Date on or after August 1, 2014, 3% for policies with a Policy Date prior to August 1, 2014.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
14

Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy. Not all underlying mutual funds may be available in every state.
Some underlying mutual funds may assess short-term trading fees. The separate account will collect the short-term trading fee at the time of the transfer by reducing the amount transferred. All short-term trading fees collected are remitted to the underlying mutual fund, see Short-Term Trading Fees and Appendix A: Sub-Account Information.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
15

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
16

•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." See Appendix A: Sub-Account Information for a complete list of available underlying mutual funds, including those that assess short-term trading fees.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular,
17

trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the total Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
18

•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about a specific policy to government regulators. If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
19

Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. Unless otherwise indicated, the Surviving Insured becomes the policy owner upon the death of the first Insured. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Surviving Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
20

These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds upon the death of the Surviving Insured while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Surviving Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Surviving Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for two Insureds between the Attained Ages of zero and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and both Insureds’ ages, sexes, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insureds meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while both Insureds are alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Data Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next monthly policy anniversary after Nationwide approves the change request.
Insurance coverage will end upon the Surviving Insured’s death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
21

Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
For a limited time, commonly referred to as the "free look" period, a policy owner may cancel the policy and receive a refund. For non-replacement and replacement transactions in states other than New York, and non-replacement transactions in New York, the free look period expires 10 days after the policy owner receives the policy. For replacement transactions in New York, the free look period expires 60 days after the policy owner receives the policy.
In order to cancel the policy during the free look period, a policy owner must submit a written cancellation request and return the policy either to the sales representative who sold it or to the Service Center. Nationwide will honor free look cancellation requests received by the last day of the free look period (if returned by US mail, the request must be post-marked by the last day of the free look period).
Free look cancellation requests received after the close of business on the date the free look period expires will not be canceled free of charge. If the policy is canceled, Nationwide will treat the policy as if it was never issued.
Within seven days of a cancellation request, Nationwide will refund the amount prescribed by law. If the policy is issued in New York and the policy was not a replacement, Nationwide is required to refund the initial Premium upon exercise of the free look provision. Therefore, initial Net Premium designated to be allocated to the Sub-Accounts will be held in the available money market Sub-Account until the free look period expires. At the expiration of the free look period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
If the policy is issued in any other state, or is a replacement policy issued in New York, Nationwide will refund the Cash Value upon exercise of the free look provision. Therefore, all of the initial Net Premium will be allocated to the designated Sub-Accounts, based on the allocation instructions in effect at that time, at the price next determined.
Allocation of Net Premium During Free Look Period
Where state law requires the return of initial Premium for free look cancellations, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the free look period expires. At the expiration of the free look period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
22

•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insureds must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
23

Right to Exchange
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new joint policy on the lives of the Insureds without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide’s available fixed benefit joint life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue ages. Nationwide will base Premium payments on the rates in effect for the same sexes, Attained Ages, and underwriting classes of the Insureds on the exchange date, unless otherwise required by state law. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a Surrender Charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insureds are alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new joint policy on the lives of the Insureds. However, issuance of the new policy will depend on the Insureds providing satisfactory evidence of insurability.
Annual Option to Purchase Paid Up Coverage
On each policy anniversary, the policy owner has the option to surrender the policy and apply the Cash Surrender Value to purchase a guaranteed fixed paid-up benefit without evidence of insurability. The amount of the fixed paid-up benefit will be the amount of benefit that the Cash Surrender Value can purchase at the Insureds' Attained Ages on the date of the transfer, but before the deduction of monthly policy charges. The Cash Value of the paid-up benefit equals the cost of the fixed paid-up benefit at the Insureds' Attained Ages at that time the paid-up benefit is calculated. The cost is calculated using an interest rate of 3% and the policy's guaranteed mortality table.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Surviving Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
24

•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial Surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insureds. The Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates are based on changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
25

Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. Nationwide may waive the Sales Load on the initial Premium paid into this policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
On a guaranteed basis, the maximum Sales Load is:
Policy Year	Percentage of all Premium paid
1-15	6.5%
16+	4.5%
On a current basis, the Sales Load is:
Policy Year	Percentage of Premium paid up to the Commissionable Target Premium amount	Percentage of Premium paid in excess of the Commissionable Target Premium amount
1-15	4.5%	1.5%
16+	2.5%	1.5%
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Short-Term Trading Fees
Some mutual funds offered under the policy may assess (or reserve the right to assess) a short-term trading fee (sometimes called "redemption fee" by the mutual fund) in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.
Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus). Any Short-Term Trading Fees paid are retained by the mutual fund and are part of the mutual fund's assets. Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.
For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, see Appendix A: Sub-Account Information.
If a Short-Term Trading Fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading. The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the Short-Term Trading Fee from that policy owner's Sub-Account value. All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by Nationwide or the separate account.
26

When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to Short-Term Trading Fees, including:
•	scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs (if available);
•	policy loans;
•	full or partial surrenders; or
•	payment of the Proceeds.
New share classes of certain currently available mutual funds may be added as investment options under the policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted proportionally from the Sub-Accounts and Fixed Account. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Surrender Charge
A Surrender Charge is deducted proportionally from Sub-Account and Fixed Account allocations if the policy is surrendered or Lapsed. When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance the policy could Lapse.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records.
Depending on the policy year of the surrender and the Insureds' ages, sexes, Base Policy Specified Amount, death benefit option, and underwriting classes at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge.
Base Policy Specified Amount Increases
Each increase to the Base Policy Specified Amount (referred to as segments) will have its own Surrender Charge. The Surrender Charge for each Base Policy Specified Amount segment, when added together, will equal the total Surrender Charge.
Base Policy Specified Amount Decreases
A Surrender Charge will be deducted when a requested Base Policy Specified Amount decrease removes an entire segment of coverage. Base Policy Specified Amount decreases that do not remove an entire segment of coverage, or occur as a result of a partial surrender or change in death benefit option that does not reduce the Net Amount At Risk, will
27

not be assessed a Surrender Charge at the time of the policy change. Instead, the Surrender Charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all Surrender Charges, including any deferred Surrender Charge, will be deducted.
Surrender Charge Waiver
Nationwide may waive the Surrender Charge if the policy owner elects to surrender it in exchange for a plan of permanent fixed life insurance, see Right to Exchange.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insureds' sexes, Issue Ages, underwriting classes, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of an Insured through the underwriting process. If the activities or occupation of an Insured cause an increased health or accident risk, it may result in an Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to an Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions, on each monthly anniversary of the Policy Date. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insureds will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The maximum guaranteed Mortality and Expense Risk Charge on an annualized basis is equal to:
	Policy Years 1-15	Policy Years 16-20	Policy Years 21+
Charge for all Variable Cash Value	$8.00 per $1,000	$5.00 per $1,000	$3.00 per $1,000
28

This means that on a guaranteed basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force.
On a current basis, the Mortality and Expense Risk Charge on an annualized basis is equal to:
	Policy Years 1-15	Policy Years 16-20	Policy Years 21+
Charge for first $250,000 of Variable Cash Value	$8.00 per $1,000	$5.00 per $1,000	$0.00 per $1,000
Charge for Variable Cash Value in excess of $250,000	$5.00 per $1,000	$5.00 per $1,000	$0.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $9.00 per month in all policy years. The maximum guaranteed charge is $9.00 per month in all policy years.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each monthly anniversary of the Policy Date. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy.
On a current basis, the Underwriting and Distribution Charge varies by the Insureds' Attained Ages, sexes and the Base Policy Specified Amount and is assessed for 15 years from the Policy Date and from the effective date of a Base Policy Specified Amount increase. Currently, Nationwide charges rates lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same combination of underwriting characteristics, Base Policy Specified Amount, and the death benefit option in effect at the time of determination.
The guaranteed Underwriting and Distribution Charge varies by the Insureds' Attained Ages, sexes and Base Policy Specified Amount, and is assessed for 15 years from the Policy Date and from the effective date of Base Policy Specified Amount increase. The maximum guaranteed Underwriting and Distribution Charge per $1,000 of Base Policy Specified Amount is $0.74 and assumes both Insureds are male, Attained Age 85, with a Base Policy Specified Amount of $250,000 or less.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
29

Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation." The total compensation is determined as a function of Premium paid up to the Commissionable Target Premium ("CTP") and Premium paid in excess of CTP. For a particular policy, CTP is calculated based on the Base Policy Specified Amount and an actuarially derived factor.
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total premium based compensation will not exceed the following. For the first policy year from the Policy Date or the date of an increase in the Base Policy Specified Amount: 99% of Premiums paid up to CTP during the first policy year, plus 5% of any Premium paid in excess of the CTP during the first policy year; for the second policy year from the Policy Date or the date of an increase in the Base Policy Specified Amount: 22% of Premiums paid up to CTP during the second policy year plus 5% of any Premium paid in excess of the CTP during the second policy year; and 20% of all renewal Premiums paid in the third policy year, and 10% of all renewal Premiums paid in the fourth policy year, and 5% of all renewal Premiums paid in the fifth through 10th policy years, and 3% of all renewal Premium paid after the 10th policy year. Commission may also be paid as an asset-based amount instead of a premium-based amount. If an asset-based commission is paid, it will not exceed 0.70% of the non-loaned cash value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
30

Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of
31

the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
32

Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 84% to 99% based upon the life insurance qualification test and the younger Insured's Attained Age);
•	The younger Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Note: All Riders will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
After Nationwide receives a request to invoke the Rider, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Policy Split Option Rider
The Policy Split Option Rider is only available for election at the time of application. The benefit provided by this Rider is the option to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability. When this Rider is invoked, a separate policy on the life of each Insured will be issued.
33

This Rider can only be invoked upon the occurrence of one of two limited events: certain marriage terminations or certain federal tax law changes:
•	the Insureds' marriage ends by divorce, dissolution, or annulment and, to the extent it is not inconsistent with state law, a divorce, dissolution, or annulment order has been issued by a court of competent jurisdiction and such order has been in effect for at least six months; and
•	a federal tax law change occurs resulting in elimination of the marital deduction, or the maximum federal estate tax rate is reduced, to less than half of that in effect on the Policy Date.
In order to invoke the Rider, the policy owner must notify Nationwide in writing at the Service Center within 12 months after the occurrence of a qualifying event. The Rider cannot be invoked if the policy and this Rider are not In Force or are in a Grace Period.
The following will apply to the new policies issued as a result of the policy exchange:
(1)	The initial specified amount of each of the new policies will be the lesser of:
(a)	one-half of the policy's initial Total Specified Amount; or
(b)	one-half of the policy's Total Specified Amount on the exchange date.
(2)	The following policy values will be split evenly between the new policies, one-half to each:
(a)	the policy's Cash Value on the exchange date applied to the new policies as premium. If this split does not generate sufficient initial premium required for issuance of a new policy, the difference must be paid on the exchange date;
(b)	any policy Indebtedness on the exchange date. If the indebtedness applied to a new policy exceeds the maximum permitted indebtedness for that new policy, the excess must be repaid on the exchange date.
(3)	Premium requirements, charges, and deductions for each new policy will be based on the Insured's underwriting class under the existing policy and attained age as defined by the new policy.
(4)	Both new policies will be subject to any recorded assignment of the policy in effect on the exchange date.
The option will last so long as both Insureds are alive and the older Insured has not yet reached Attained Age 80. This Rider terminates on the date the older Insured reaches Attained Age 80, the date the policy terminates, or if the policy owner requests to terminate the Rider. Termination becomes effective on the next monthly anniversary.
Policy Split Option Rider Charge
The Policy Split Option Rider Charge compensates Nationwide for the option to exchange the policy for two individual policies, each on the life of one Insured. The charge is the product of the Total Specified Amount and the monthly policy split option cost rate. This rate is based on the average ages of the two Insureds on the Policy Date, and is stated on the Policy Data Page.
This Rider charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
There is no Cash Surrender Value or loan value attributable to this Rider.
There is a potential federal income tax consequence that could result from exercising the benefit provided by the Policy Split Option Rider. For federal income tax purposes, the exchange of the policy for two new policies under the Policy Split Option Rider, may not qualify for the tax free treatment for policy exchanges under Section 1035 because under the new policies, the individual Insureds are separately insured; whereas, the existing policy insures two (joint) lives. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating exchanging the policy for new policies as provided under the Policy Split Option Rider.
Termination of other Riders
Upon invoking the Policy Split Option Rider, all other Riders will automatically terminate.
34

Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insureds, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Surviving Insured’s death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and both Insureds are alive and, depending upon their underwriting classification, are younger than Attained Age 80 or Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•	the date the Surviving Insured dies;
•	the original Maturity Date of the base policy;
•	the date the policy Lapses;
•	the date the policy terminates for any reason; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year, see Lapse.
Extended Death Benefit Guarantee Rider
The Extended Death Benefit Guarantee Rider does not cover any insurance coverage provided by the Additional Term Insurance Rider at all, and invoking the Extended Death Benefit Guarantee Rider will terminate coverage under the Additional Term Insurance Rider, see Extended Death Benefit Guarantee Rider and Lapse.
The policy owner should consult a registered representative for more specific information on the Additional Term Insurance Rider and its potential benefits, including requesting an illustration demonstrating the impact of purchasing coverage under the Additional Term Insurance Rider.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insureds.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s
35

expectation as to the Insureds' mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insureds' sexes, Attained Ages, underwriting classes, any Substandard Ratings, and the Total Specified Amount.
The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Additional Term Insurance Rider Right to Convert Coverage
At any time while the policy and the Rider are In Force, the policy owner may convert the term life insurance associated with this Rider into an equivalent amount of Base Policy Specified Amount. Converting the term life insurance associated with this Rider may impact the overall cost of the policy as the cost of insurance charges for the term life insurance are generally lower compared to the cost of insurance charges for Base Policy Specified Amount. Conversion requests must be made in writing and submitted to the Service Center. Nationwide will not require evidence of insurability upon conversion.
No Charge Four Year Term Insurance Rider
This Rider is automatically added to qualified policies at issue. The qualification standards are that both Insureds are under Attained Age 70 on the Policy Date, neither Insured has any Substandard Ratings, and the Total Specified Amount is under $3,600,000.
The benefit provided by the No Charge Four Year Term Insurance Rider is an additional Death Benefit paid to the beneficiary, to help offset any additional estate tax upon receiving proof that both Insureds died while the policy is In Force and the Rider is in effect. The Rider's term is four years from the Policy Date. The No Charge Four Year Term Insurance Rider Specified Amount is 122.22% of the policy's Total Specified Amount. The policy owner may not change, increase, or decrease the No Charge Four Year Term Insurance Rider Specified Amount after the Policy Date.
The No Charge Four Year Term Insurance Rider Specified Amount will not change unless the Total Specified Amount is decreased below the Total Specified Amount in effect on the Policy Date. If this occurs, the No Charge Four Year Term Insurance Rider Specified Amount will be decreased proportionally.
If either Insured commits suicide, within two years from the Policy Date, the Rider's Death Benefit will not be paid and this Rider will terminate. There is no Cash Surrender Value or loan value attributable to this Rider.
Before the term expires, the policy owner can request to terminate this Rider in writing to the Service Center, and the additional Death Benefit associated with this Rider will terminate on the next monthly anniversary from the Policy Date. This Rider will also terminate on the date the policy terminates.
There is no charge or cost for this Rider.
Interaction with Other Riders
If the Insureds qualify for the No Charge Four Year Term Insurance Rider, the policy owner cannot also elect the Four Year Term Insurance Rider.
This Rider terminates if either the Extended Death Benefit Guarantee Rider or the Policy Split Option Rider is invoked.
Four Year Term Insurance Rider
The Four Year Term Insurance Rider is available only for policies that are not eligible for the No Charge Four Year Term Insurance Rider. This Rider operates the same as, and provides the same coverage as, the No Charge Four Year Term Insurance Rider, except that this Rider is optional, carries an additional charge, and the maximum Rider Specified Amount is 122.22% of the Total Specified Amount.
This Rider is only available for election at the time of application. The benefit provided by the Four Year Term Insurance Rider is an additional Death Benefit Nationwide will pay to the beneficiary, to help offset any additional estate tax upon receiving proof that both Insureds died while the policy was In Force and the Rider was in effect. The Rider's term is four years from the Policy Date. The maximum Four Year Term Insurance Rider Specified Amount that can be elected is 122.22% of the policy's Total Policy Specified Amount. The policy owner may not change, increase, or decrease the Four Year Term Insurance Rider Specified Amount after the Policy Date.
36

The Four Year Term Insurance Rider Specified Amount will not change unless the Total Specified Amount is decreased below Total Specified Amount in effect on the Policy Date. If this occurs, the Four Year Term Insurance Rider Specified Amount will be decreased proportionally.
If either Insured commits suicide within two years from the Policy Date, Nationwide will not pay this Rider's Death Benefit. Instead, the amount payable will equal the total charge deducted for this Rider. There is no Cash Surrender Value or loan value attributable to this Rider.
This Rider will terminate if the policy is terminated, or it can be terminated before the term expires by submitting a written request to the Service Center. Termination will remove the additional death benefit coverage and the charge associated with the Rider. Termination will be effective on the next monthly anniversary from the Policy Date.
Four Year Term Insurance Rider Charge
The Four Year Term Insurance Rider Charge compensates Nationwide for additional Death Benefit coverage while this Rider is In Force. The charge is the product of the Four Year Term Insurance Rider Specified Amount and the monthly cost of insurance rate for the base policy. This rate is the rate in effect for the initial segment of base coverage on each respective monthly anniversary when this Rider's charge is calculated.
This Rider charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Interaction with other Riders
This Rider terminates if either the Extended Death Benefit Guarantee Rider or the Policy Split Option Rider is invoked. This Rider is not available if the No Charge Four Year Term Insurance Rider was added automatically at issue.
Extended Death Benefit Guarantee Rider
General Information about this Rider
This Rider is only available for election at the time of application for the policy.
This Rider provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy owner from losing the life insurance coverage under the base policy due to adverse or unfavorable Investment Experience.
Note: Before electing this Rider, a policy owner should consult his/her registered representative to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.
If this Rider is elected, and while it remains In Force, the investment options available will be limited, see Allocation Restrictions below. In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, see Interaction with Other Riders below.
If the policy owner does not meet one of the Premium testing methods described in How this Rider Operates, the policy owner will not receive any coverage or benefits afforded by this Rider. In addition, if at any time after the 10th policy year the policy owner fails the 10-Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.
37

The policy owner must make two irrevocable elections at the time of application:
(1)	the portion of the Base Policy Specified Amount the policy owner wants covered by the Rider (the "Guarantee Amount"). The Guarantee Amount must be between 50% and 100% of the Base Policy Specified Amount; and
(2)	the duration of the Rider coverage expressed in full policy years (the "Guarantee Duration"). The Guarantee Duration is subject to the following limits:
(a)	the minimum Guarantee Duration that may be elected is 21 years; and
(b)	the maximum Guarantee Duration that may be elected is equal to 120 years minus the younger Insured's Attained Age on the Policy Date.
Allocation Restrictions
Only certain investment options are available when the Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations.
The following allocations are permitted under this Rider:
•	the Fixed Account; and/or
•	any combination of the Sub-Accounts listed below:
•	Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3
Certain Sub-Accounts may or may not be available depending upon when the policy was purchased, see Appendix A: Sub-Account Information for details on Sub-Account availability.
38

Allocations or transfers to investment options other than those listed above are not permitted while this Rider is In Force. Nationwide reserves the right to modify the list of Rider investment options upon written notice.
The policy owner may instruct Nationwide to transfer allocations back and forth between the available Rider investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the Rider investment options listed above. Nationwide will not process a transfer request involving an investment option that is not currently available under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.
How this Rider Operates
During the Guarantee Duration, Nationwide conducts tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10-Year Paid-Up Method or the Monthly Premium Method.
The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness, and Returned Premium.
The required Net Accumulated Premium is what must be paid for the Rider coverage to apply. Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide’s risk that the Surviving Insured may die during a period when the policy would otherwise Lapse. In addition to the policy owner’s elections under the Rider, the required Net Accumulated Premium for each test will vary, based on the Insureds' sexes, Issue Ages, underwriting classes, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.
The policy owner may decide to pay the required Net Accumulated Premium under either method. Generally, the two methods of calculation are attributable to the different ways policy owners pay Premium. The 10-Year Paid-Up Method is generally used by policy owners who pay a larger Premium during the first 10 policy years. In contrast, the Monthly Premium Method is generally used by policy owners who pay a lower Premium over a longer period of time.
Described below is how and when Nationwide determines, under each method, whether the policy owner has paid the required Net Accumulated Premium for the Guarantee Amount to apply.
(1)	10-Year Paid-Up Method – This method determines a required Net Accumulated Premium that must be paid within a 10-year period beginning on the Policy Date, regardless of the Guarantee Duration. The required Net Accumulated Premium under this test is stated in the Policy Data Pages. The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.
During the first 10 policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
This test is also performed on the first monthly anniversary of the Policy Date after the end of the 10th policy year. If the test for the 10-Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed. If the test for the 10-Year Paid-Up Method is satisfied with the first test after the end of the 10th policy year, Nationwide will retest at the following times while the Rider remains in effect and the conditions under this method are met:
(a)	on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;
(b)	on any date of a partial surrender or policy loan; and
(c)	on any date there is Returned Premium.
Lapse protection is no longer available and retesting will no longer be done under the 10-Year Paid-Up Method after any of the following circumstances occur:
•	failing to satisfy the 10-Year Paid-Up Method test at any time it is performed after the end of the 10th policy year;
•	the Guarantee Duration ends or this Rider is otherwise terminated;
39

•	increasing the Base Policy Specified Amount;
•	changing the death benefit option; or
•	adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.
If any of the circumstances above occur, the 10-Year Paid-Up Method is no longer available; however, the policy owner may still maintain the Guarantee Amount if the test under the Monthly Premium Method is satisfied.
Note: Depending on how the policy is issued, Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test, paying Premium equal to the Net Accumulated Premium under the 10-Year Paid-Up Method may disqualify the policy as a contract for life insurance under Section 7702 of the Code. If this is the case, the policy owner can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method. Request and carefully review illustrations of planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.
(2)	Monthly Premium Method – This method determines a monthly Premium amount that is stated in the Policy Data Pages. The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date. This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.
This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration. This test cannot be lost due to policy changes or failure to meet the test on any given occasion. However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to Nationwide’s approval:
•	increasing or decreasing the Base Policy Specified Amount;
•	adding or increasing any Rider coverage;
•	changing the death benefit option; or
•	changing the underwriting classification of either Insured.
Situations Where the Guarantee Amount may be Modified
Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.
How the Grace Period under the Policy Operates with this Rider
If the policy enters a Grace Period (i.e., Lapse protection is not available under the Guaranteed Policy Continuation Provision of the policy or under the Rider), then additional Premium payments will be necessary to prevent Lapse. Nationwide will notify the policy owner in writing of:
(1)	the amount of Premium required to prevent the policy from Lapsing under Grace Period and Guaranteed Policy Continuation Provision; and
(2)	the amount of Premium required to increase the Net Accumulated Premium paid so that the the Monthly Premium Method test is satisfied.
Note: Generally the amount required to prevent the policy from Lapsing under the 10-Year Paid-Up Method test, if applicable, will be greater. Contact the Service Center to obtain this amount. If the 10-Year Paid-Up Method test is not satisfied at any time after the 10th policy year, that test will no longer apply.
This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the 61-day Grace Period. This Rider cannot be reinstated after a Lapse, see Lapse.
40

Interaction with Other Riders
Overloan Lapse Protection Rider
While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without first requesting termination of this Rider.
Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.
Policy Split Option Rider
Before receiving any benefits under this Rider, an election to invoke the Policy Split Option Rider will result in termination of this Rider and its charge.
While receiving benefits under the Rider, the Policy Split Option Rider cannot be invoked without first terminating this Rider.
No Charge Four Year Term Insurance Rider or Four Year Term Insurance Rider
If either the No Charge Four Year Term Insurance Rider or the Four Year Term Insurance Rider is terminated by operation of this Rider then it cannot be reinstated and any charge under the terminated Rider will also terminate.
Additional Term Insurance Rider
If the Additional Term Insurance Rider is terminated by operation of this Rider, the charge for the Additional Term Insurance Rider will terminate. The policy owner may not reapply for the Additional Term Insurance Rider until the expiration of the Guarantee Duration.
Riders Terminating when Benefits under this Rider Commence
Once benefits commence under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted, i.e., changes to Total Specified Amount and addition of other optional Riders. In addition, if required by the terms of the Extended Death Benefit Guarantee Rider, other elected Riders may terminate or may need to be terminated by the policy owner before commencing benefits under this Rider.
If another Rider is terminated by operation of this Rider, charges under terminated Riders will end. The policy owner may not reapply for the terminated Rider(s) until the expiration of the Guarantee Duration.
Termination of the Extended Death Benefit Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
(1)	the policy owner elects to terminate this Rider. Termination will be effective the next business day following receipt at the Service Center of a written request to terminate. If the policy owner elects to terminate this Rider, Nationwide may require the policy owner to return the Rider and the policy for endorsement;
(2)	the Guarantee Duration ends; or
(3)	the policy Lapses, is surrendered, or otherwise terminates.
Note: This Rider cannot be reinstated if the policy Lapses.
Extended Death Benefit Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The charge for each Base Policy Specified Amount segment is determined, and will vary, based on the Insureds' sexes, Issue Ages, underwriting classes, Guarantee Amount, and Guarantee Duration.
The Extended Death Benefit Guarantee Rider charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Extended Death Benefit Guarantee Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
41

Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the free look period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Sub-Account Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. Termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at
42

the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
43

(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider, the Extended Death Benefit Guarantee Rider, and the Policy Split Option Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the free look period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account less any Surrender Charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
44

Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 3.90%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will deduct an amount equal to the unpaid interest from the policy's Cash Value and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be deducted from the Sub-Accounts and the Fixed Account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Indebtedness is considered a part of the policy's Cash Value, therefore, upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's Cash Value to the collateral account, and credit interest earned on collateral to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Surviving Insured’s death;
•	Upon policy Lapse; and/or
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral and credited to the Cash Value will be less and in some cases, significantly less, than the interest charged against the Cash Value.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
45

Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider or by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Initial Death Benefit Guarantee Period shown in the Policy Data Pages. During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Initial Death Benefit Guarantee Premium required is stated in the Policy Data Pages and will vary by the Insureds' sexes, Issue Ages, underwriting classes, any Substandard Ratings, the Total Specified Amount and any Riders elected.
If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Initial Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the new Monthly Initial Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Duration of the Initial Death Benefit Guarantee Period
The Initial Death Benefit Guarantee Period begins when Nationwide issues the policy. The duration of the Initial Death Benefit Guarantee Period depends on the Insured's Issue Age on the Policy Date, as reflected in the following table:
Younger Insured's Attained Age at Policy Issuance:	18-69	70 or older
Duration of Initial Death Benefit Guarantee Period:	the lesser of 20 policy years or to the Younger Insured's Attained Age 75	five policy years
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. This amount is equal to the lesser of: the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions; during the Initial Death Benefit Guarantee Period the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect; or if elected, the amount of Premium that will satisfy the requirements of the Extended Death Benefit Guarantee Rider. If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may reinstate a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
46

(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Initial Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
After Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next monthly anniversary of the Policy Date.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the Surrender Charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Nationwide may require the policy owner to return the policy. Nationwide may also postpone payment of that portion of the Cash Surrender Value attributable to the Fixed Account for up to six months.
Policy Restoration after a Full Surrender
Prior to both Insureds' death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee.
Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
47

(1)	Mortality and Expense Risk Charge; plus
(2)	Administrative Per Policy Charge; plus
(3)	the monthly cost of any additional benefits provided by any Riders; plus
(4)	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that both Insureds have died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if either Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Surviving Insured’s death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Surviving Insured’s date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Surviving Insured’s date of death.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
48

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insureds' ages, sexes, and underwriting classes. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the younger Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
49

Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insureds’ lifetimes for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insureds’ lifetimes for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If either Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if either Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Surviving Insured’s date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount on the date that the younger Insured reached or would have reached Attained Age 120, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;
(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(5)
(6)	if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(7)	no additional Premium payments will be permitted;
(8)	no additional monthly periodic charges will be deducted;
50

(9)	loan interest will continue to be charged on Indebtedness; and
(10)	the policy owner can request partial surrenders.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Surviving Insured’s death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from the Fixed Account and/or on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units. Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
51

Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12-, 6-, 3-, or 1-month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on five million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
52

For 2011 and 2012, an estate of less than $5,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. Also, the American Taxpayer Relief Act ("ATRA") enacted on January 1, 2013, permanently provides for a maximum federal estate tax rate of 40% with an annually inflation adjusted $5 million exemption for estates of persons dying after December 31, 2012.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions. As with the estate tax, the GSTT tax has been repealed for 2010; however, ATRA permanently provides for a GSTT tax rate of 40% with an annually inflation adjusted $5 million exemption.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment.
53

Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductable. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
54

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2017, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period. The ruling also
55

concluded that the owner's basis in the policy that is used to calculate the gain resulting from the sale of the life insurance policy is the investment in the policy reduced by the cost of insurance previously paid out of the cash value. Consequently, a sale may result in more gain than a surrender for the same amount.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under Section 101 of the Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the beneficiary’s gross income under Section 101 of the Code.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
56

Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have
57

taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
58

•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
59

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-7
Organization, Registration, and Operation
Nationwide VLI Separate Account-7 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
60

Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-7.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
61

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These proceedings include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s condensed consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s condensed consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor ("DOL"), the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company ("NMIC") insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-7 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
62

Appendix A: Sub-Account Information
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee, see Short-Term Trading Fees.
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
63

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	The fund seeks to maximize income while maintaining prospects for capital appreciation.
Dimensional - DFA Inflation-Protected Securities Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.
Dimensional - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Dimensional - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Dimensional - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
64

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
65

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation. Its secondary goal is income.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	To maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective April 30, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
66

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
67

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investor's level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	To provide growth of capital, and secondarily current income.
Designation: FF
68

Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
69

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
70

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk.
Designation: FF
71

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
72

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
73

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Morgan Stanley Investment Management Inc; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
74

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
75

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying PIMCO Funds
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (formerly, Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Fargo Asset Management
Investment Objective:	Seeks long-term capital appreciation.
76

Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium (CTP) – An amount used in the calculation of the Premium Load and total compensation we pay. CTP is actuarially derived based on the Base Policy Specified Amount, the Insureds' characteristics and the death benefit option of the policy.
Death Benefit – The amount paid upon the Surviving Insured’s death, before the deduction of any Indebtedness, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including Rider charges, deducted from a single Sub-Account or the Fixed Account rather than proportionally. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted proportionally from the Sub-Accounts and/or Fixed Account. The Long-Term Fixed Account and amounts allocated to Enhanced Dollar Cost Averaging programs are not available for Directed Monthly Deduction election.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insureds – The persons whose lives are insured under the policy. The death of the Surviving Insured triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Long-Term Fixed Account – An investment option that is funded by Nationwide’s general account.
Maturity Date – The policy anniversary on which the younger Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Accumulated Premiums – Cumulative Premiums less any partial surrenders, Indebtedness, and any Returned Premium.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
77

Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insureds beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insureds. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Surviving Insured – The living Insured after one of the Insureds dies.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
78

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy. Information about Nationwide Life Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-21610
Securities Act of 1933 Registration File No. 333-156020

Nationwide YourLife® Survivorship VUL – New York
Nationwide VLI Separate Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2017 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2017.

General Information and History
Nationwide VLI Separate Account-7 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $209 billion as of December 31, 2016.
Nationwide VLI Separate Account-7
Nationwide VLI Separate Account-7 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the following. For the first policy year from the Policy Date or the date of an increase in the Base Policy Specified Amount: 99% of Premiums paid up to CTP during the first policy year, plus 5% of any Premium paid in excess of the of the CTP during the first policy year; for the second policy year from the Policy Date or the date of an increase in the Base Policy Specified Amount: 22% of Premiums paid up to CTP during the second policy year plus 5% of any Premium paid in excess of the CTP during the second policy year; and 20% of all renewal Premiums paid in the third policy year, and 10% of all renewal Premiums paid in the fourth policy year, and 5% of all renewal Premiums paid in the fifth through 10th policy years, and 3% of all renewal Premium paid after the 10th policy year. Commission may also be paid as an asset-based amount instead of a premium-based amount. If an asset-based commission is paid, it will not exceed 0.70% of the non-loaned cash value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.55% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
2

Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 3.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-7 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-7. The policy's cost of insurance depends upon the Insureds' Attained Ages, sexes, Issue Ages, rates classes, rate types, any Substandard Ratings, the Total Specified Amount, the Base Policy Specified Amount, the death benefit option and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 2001 Commissioners’ Standard Ordinary Mortality Tables, sex and smoker distinct, using the Frasier method for joint lives based on each Insured's Attained Age, sex, rate type, and any Substandard Ratings. The Frasier method is a standard actuarial method for determining a set of cost of insurance rates for two Insureds under joint and last survivor life insurance policies independent of when the first death occurs. As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including our employees and their family members).
The rate class of an Insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all Insureds with the same combination of Attained Ages, sexes, rate classes, rate types, any Substandard Ratings, the Total Specified Amount, the Base Policy Specified Amount, the death benefit option and the duration of time the policy has been In Force. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not
3

the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	at least one Insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to your allocations in affect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will been transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy, it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Maximum Surrender Charge Calculation
The maximum Surrender Charge under the policy is based on the following calculation:
Maximum Surrender Charge = the lesser of (1) or (2) where:
(1)	is [the lesser of (A x B; or C) + D – (E - F)] x G x I; and
(2)	is the greater of:
	a.	0; or
	b.	([the lesser of (A x B; or C) + D – (E - F)] – H) x I
4

Where:
A	=	the lesser of $40 per $1,000 of Base Policy Specified Amount and the amount of Premium that, if paid each year to the Maturity Date, would keep the policy In Force assuming: maximum guaranteed charges apply and investment in the fixed account only at a 4.0% rate of interest. This factor varies with the characteristics of the Insureds;
B	=	125%;
C	=	the lesser of $40 per $1,000 of Base Policy Specified Amount and 125 % times the amount of Premium that, if paid each year to the Maturity Date, would keep the policy In Force assuming: maximum guaranteed charges apply and investment in the fixed account only at a 4.0% rate of interest. This factor varies with the characteristics of the Insureds;
D	=	$10 per $1,000 of Base Policy Specified Amount;
E	=	guaranteed maximum first year charges assuming investment in the fixed account only;
F	=	the average of the guaranteed maximum charges for policy years 2 through 20, assuming investment in the fixed account only;
G	=	a Surrender Charge reduction percentage used to determine the applicable Surrender Charge as a percentage of the maximum first year Surrender Charge. This percentage is determined based on the characteristics of the Insureds; and
H	=	sum of all underwriting and distribution charges from year 2 to the current policy year.
I	=	a Surrender Charge reduction percentage that varies by the duration of the policy. These percentages range between 0% and 95%.
A table of maximum surrender charges applicable to your policy can be found in the Policy Data Pages. For additional information, contact us at the phone number or address listed on page 1 of the Statement of Additional Information.
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
5

Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. Only the Guideline Premium/Cash Value Corridor Test is available for policies with applications signed on or after May 1, 2010.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of the Insured	Applicable Percentage
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
Attained Age of the Insured	Applicable Percentage
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
Attained Age of the Insured	Applicable Percentage
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	100%
96	100%
97	100%
98	100%
99-120	100%
6

Cash Value Accumulation Test
The Cash Value Accumulation Test is only available with applications signed prior to May 1, 2010. This test requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 2001CSO mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the ages, sexes, and underwriting classifications of the Insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male, Issue Age 55, non-tobacco and a female, Issue Age 55, non-tobacco.
Policy Year	Percentage of Cash Value
1	341%
2	328%
3	316%
4	304%
5	292%
6	281%
7	271%
8	261%
9	251%
10	242%
11	233%
12	225%
13	217%
14	210%
15	203%
Policy Year	Percentage of Cash Value
16	196%
17	189%
18	183%
19	177%
20	172%
21	167%
22	162%
23	157%
24	153%
25	149%
26	145%
27	142%
28	138%
29	135%
30	133%
31	130%
Policy Year	Percentage of Cash Value
32	128%
33	125%
34	123%
35	121%
36	120%
37	118%
38	116%
39	115%
40	113%
41	112%
42	110%
43	108%
44	106%
45	103%
46+	100%
7

NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
8,472 shares (cost $94,709)	$98,535
VP Inflation Protection Fund - Class I (ACVIP1)
80,160 shares (cost $816,829)	812,017
Global Allocation V.I. Fund - Class I (BRVGA1)
72,278 shares (cost $1,195,644)	1,121,034
Global Allocation V.I. Fund - Class II (MLVGA2)
235,073 shares (cost $3,819,437)	3,634,226
VIP Small Cap Value Series: Service Class (DWVSVS)
4,244 shares (cost $143,382)	168,370
VA Global Bond Portfolio (DFVGB)
11,324 shares (cost $122,500)	120,033
VA Inflation-Protected Securities Portfolio (DFVIPS)
760 shares (cost $7,460)	7,528
VA International Small Portfolio (DFVIS)
5,410 shares (cost $61,403)	61,616
VA International Value Portfolio (DFVIV)
8,007 shares (cost $90,979)	89,355
VA Short-Term Fixed Portfolio (DFVSTF)
2,372 shares (cost $24,234)	24,148
VA U.S. Large Value Portfolio (DFVULV)
16,770 shares (cost $375,621)	401,634
VA U.S. Targeted Value Portfolio (DFVUTV)
6,330 shares (cost $113,659)	122,369
Stock Index Fund, Inc. - Initial Shares (DSIF)
117,415 shares (cost $4,430,749)	5,384,644
Global Income Builder VIP - Class A (DSGIBA)
4,488 shares (cost $104,765)	105,470
Franklin Income Securities Fund - Class 2 (FTVIS2)
177,267 shares (cost $2,726,574)	2,726,369
Rising Dividends Securities Fund - Class 1 (FTVRDI)
98,948 shares (cost $2,292,707)	2,524,163
Small Cap Value Securities Fund - Class 1 (FTVSVI)
270,075 shares (cost $4,613,439)	5,382,592
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
164,933 shares (cost $1,461,015)	1,213,910
Templeton Foreign Securities Fund - Class 2 (TIF2)
134,338 shares (cost $2,197,618)	1,828,346
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
196,212 shares (cost $3,458,067)	3,188,443
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
185,747 shares (cost $1,314,921)	1,315,089
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
18,795 shares (cost $297,476)	298,462
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
7,558 shares (cost $54,291)	53,891
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
71,736 shares (cost $1,153,157)	1,208,744
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
191,224 shares (cost $859,296)	935,083
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
172,146 shares (cost $1,958,269)	1,952,134
Forty Portfolio: Service Shares (JACAS)
60,005 shares (cost $2,052,442)	1,847,541

Global Technology Portfolio: Service Shares (JAGTS)
156,607 shares (cost $1,248,577)	$1,329,591
Overseas Portfolio: Service Shares (JAIGS)
89,302 shares (cost $2,361,684)	2,131,636
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
1,955 shares (cost $33,036)	32,128
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
142,431 shares (cost $2,322,850)	2,190,584
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
28,373 shares (cost $655,030)	640,377
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
29,712 shares (cost $498,977)	480,746
Value Series - Initial Class (MVFIC)
477,207 shares (cost $7,996,156)	9,019,203
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
114,699 shares (cost $2,572,153)	2,549,750
Core Plus Fixed Income Portfolio - Class I (MSVFI)
39,645 shares (cost $416,007)	423,014
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2,290 shares (cost $23,908)	23,979
NVIT Investor Destinations Managed Growth Class I (IDPG)
2,156 shares (cost $22,154)	22,747
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
3,931 shares (cost $41,213)	39,816
NVIT Cardinal Managed Growth Class I (NCPG)
7,609 shares (cost $79,766)	77,227
NVIT Bond Index Fund Class I (NVBX)
34,579 shares (cost $364,984)	357,547
NVIT International Index Fund Class I (NVIX)
30,879 shares (cost $273,372)	263,705
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
384,095 shares (cost $6,019,871)	6,287,641
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
266,338 shares (cost $5,838,453)	6,306,888
American Funds NVIT Bond Fund - Class II (GVABD2)
87,980 shares (cost $1,011,246)	995,048
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
100,580 shares (cost $2,743,461)	2,655,303
American Funds NVIT Growth Fund - Class II (GVAGR2)
56,649 shares (cost $3,771,495)	4,216,358
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
29,796 shares (cost $1,287,627)	1,539,584
Federated NVIT High Income Bond Fund - Class I (HIBF)
231,744 shares (cost $1,572,187)	1,513,286
NVIT Emerging Markets Fund - Class I (GEM)
230,852 shares (cost $2,525,703)	2,260,044
NVIT International Equity Fund - Class I (GIG)
61,393 shares (cost $634,423)	578,320
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
39,968 shares (cost $327,326)	373,703
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
126,636 shares (cost $1,214,563)	1,229,639
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
261,778 shares (cost $3,024,317)	3,442,384
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
369,027 shares (cost $3,780,736)	3,420,876
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
177,448 shares (cost $1,966,423)	1,921,766

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
370,033 shares (cost $4,185,318)	$3,822,440
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
64,787 shares (cost $677,694)	645,930
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
637,143 shares (cost $7,067,407)	6,702,746
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,652,941 shares (cost $16,966,187)	15,124,414
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
53,882 shares (cost $604,383)	566,835
NVIT Core Bond Fund - Class I (NVCBD1)
83,191 shares (cost $913,644)	886,821
NVIT Core Plus Bond Fund - Class I (NVLCP1)
32,946 shares (cost $377,841)	366,355
NVIT Nationwide Fund - Class I (TRF)
163,367 shares (cost $1,527,290)	2,615,508
NVIT Government Bond Fund - Class I (GBF)
271,269 shares (cost $3,100,955)	2,908,007
NVIT International Index Fund - Class II (GVIX2)
59,481 shares (cost $571,420)	507,969
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
709,793 shares (cost $7,359,021)	8,915,000
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
30,047 shares (cost $459,939)	454,305
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
23,878 shares (cost $394,738)	407,359
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
85,969 shares (cost $902,989)	853,670
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,171,948 shares (cost $23,202,085)	27,084,191
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,227,935 shares (cost $36,376,851)	42,350,512
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
134,150 shares (cost $1,469,500)	1,485,045
NVIT Mid Cap Index Fund - Class I (MCIF)
159,109 shares (cost $3,587,949)	3,856,791
NVIT Money Market Fund - Class I (SAM)
5,696,760 shares (cost $5,696,760)	5,696,760
NVIT Money Market Fund - Class V (SAM5)
355,217 shares (cost $355,217)	355,217
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
205,867 shares (cost $2,399,140)	1,992,792
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
127,544 shares (cost $1,378,881)	1,229,525
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
375,155 shares (cost $4,179,125)	4,104,196
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
183,066 shares (cost $1,935,232)	1,863,607
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
309,844 shares (cost $3,514,092)	3,141,821
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
7,271 shares (cost $76,870)	77,150
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
305,594 shares (cost $3,375,851)	3,254,572
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
78,909 shares (cost $1,509,276)	1,229,398
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
99,522 shares (cost $1,364,145)	1,480,894

NVIT Multi-Manager Small Company Fund - Class I (SCF)
105,343 shares (cost $2,062,905)	$2,261,711
NVIT Multi-Sector Bond Fund - Class I (MSBF)
269,179 shares (cost $2,450,987)	2,457,608
NVIT Short Term Bond Fund - Class I (NVSTB1)
8,596 shares (cost $89,160)	88,367
NVIT Short Term Bond Fund - Class II (NVSTB2)
76,675 shares (cost $798,841)	785,153
NVIT Large Cap Growth Fund - Class I (NVOLG1)
930,981 shares (cost $16,233,069)	14,811,914
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
49,410 shares (cost $622,821)	617,136
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
19,629 shares (cost $299,516)	295,999
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
19,911 shares (cost $350,860)	338,483
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
19,000 shares (cost $193,918)	187,914
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
146,361 shares (cost $1,864,901)	1,817,808
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
83,611 shares (cost $1,121,696)	1,090,293
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
22,679 shares (cost $263,131)	249,696
Templeton NVIT International Value Fund - Class III (NVTIV3)
179,459 shares (cost $2,199,044)	1,905,857
Invesco NVIT Comstock Value Fund - Class I (EIF)
186,943 shares (cost $2,133,281)	3,284,582
NVIT Real Estate Fund - Class I (NVRE1)
666,527 shares (cost $5,311,720)	4,199,122
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
4,642 shares (cost $51,302)	52,223
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
16,115 shares (cost $182,308)	185,478
NVIT Small Cap Index Fund Class II (NVSIX2)
36,734 shares (cost $464,314)	457,335
NVIT S&P 500 Index Fund Class I (GVEX1)
250,557 shares (cost $3,616,451)	3,770,879
Short Duration Bond Portfolio - I Class Shares (AMTB)
184,186 shares (cost $1,959,585)	1,937,637
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
10,728 shares (cost $237,185)	226,580
Socially Responsive Portfolio - I Class Shares (AMSRS)
34,270 shares (cost $635,478)	773,474
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
13,434 shares (cost $153,155)	151,136
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
13,681 shares (cost $155,870)	148,303
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
12,343 shares (cost $143,510)	139,100
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
112,844 shares (cost $2,274,825)	2,289,604
VP Inflation Protection Fund - Class II (ACVIP2)
170,598 shares (cost $1,793,079)	1,724,746
VP Mid Cap Value Fund - Class I (ACVMV1)
183,233 shares (cost $3,262,844)	3,868,055
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
199,337 shares (cost $2,920,442)	3,763,489

Appreciation Portfolio - Initial Shares (DCAP)
38,488 shares (cost $1,643,920)	$1,578,403
Quality Bond Fund II - Primary Shares (FQB)
101,996 shares (cost $1,156,923)	1,119,918
VIP Energy Portfolio - Service Class 2 (FNRS2)
163,708 shares (cost $3,383,346)	3,375,651
VIP Equity-Income Portfolio - Service Class (FEIS)
233,760 shares (cost $4,918,661)	5,109,989
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
70,955 shares (cost $791,886)	872,040
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
219,805 shares (cost $2,566,998)	2,754,158
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
280,754 shares (cost $3,292,172)	3,573,995
VIP Growth Portfolio - Service Class (FGS)
65,789 shares (cost $3,629,807)	3,888,123
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
375,408 shares (cost $4,788,352)	4,692,596
VIP Mid Cap Portfolio - Service Class (FMCS)
248,902 shares (cost $7,814,995)	8,388,011
VIP Overseas Portfolio - Service Class (FOS)
105,349 shares (cost $2,091,574)	1,868,893
VIP Value Strategies Portfolio - Service Class (FVSS)
9,535 shares (cost $146,556)	150,076
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
1,586 shares (cost $18,207)	17,956
Global Securities Fund/VA - Non-Service Shares (OVGS)
102,209 shares (cost $4,045,074)	3,579,353
International Growth Fund/VA - Non-Service Shares (OVIG)
223,340 shares (cost $474,264)	464,547
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
169,069 shares (cost $4,229,828)	4,803,240
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
122,583 shares (cost $2,869,789)	2,951,794
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
75,541 shares (cost $405,585)	373,172
All Asset Portfolio - Administrative Class (PMVAAA)
49,348 shares (cost $513,100)	493,971
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
6,644 shares (cost $49,394)	52,292
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
51,624 shares (cost $510,812)	504,885
Low Duration Portfolio - Administrative Class (PMVLDA)
284,729 shares (cost $3,010,161)	2,915,629
Total Return Portfolio - Administrative Class (PMVTRA)
224,100 shares (cost $2,428,128)	2,384,425
VT Growth & Income Fund: Class IB (PVGIB)
613 shares (cost $9,155)	15,939
VT Growth Opportunities Fund: Class IB (PVGOB)
427 shares (cost $3,279)	3,303
VI American Franchise Fund - Series I Shares (ACEG)
10,874 shares (cost $548,184)	582,607
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
1,560 shares (cost $19,894)	20,079
Variable Fund - Multi-Hedge Strategies (RVARS)
6,736 shares (cost $160,851)	161,326
T. Rowe Price Health Sciences Portfolio (TRHSP)
22,629 shares (cost $836,177)	783,857

Health Sciences Portfolio - II (TRHS2)
62,907 shares (cost $2,364,303)	$2,099,832
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
46,511 shares (cost $936,995)	1,122,783
Variable Insurance Portfolios - Asset Strategy (WRASP)
537,093 shares (cost $5,485,277)	4,320,377
Variable Insurance Portfolios - Balanced (WRBP)
313 shares (cost $2,403)	2,337
Variable Insurance Portfolios - Bond (WRBDP)
564 shares (cost $3,079)	2,970
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
387 shares (cost $1,799)	1,742
Variable Insurance Portfolios - High Income (WRHIP)
316,132 shares (cost $1,160,648)	1,140,571
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
29,045 shares (cost $291,846)	274,117
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
1,806 shares (cost $9,349)	8,448
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
1,316 shares (cost $7,462)	6,760
Variable Insurance Portfolios - Science and Technology (WRSTP)
194 shares (cost $4,348)	4,325
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
237 shares (cost $2,500)	2,300
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
39,331 shares (cost $381,909)	327,631

Total Investments	$357,602,569

Other Accounts Receivable	5,154
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,615
Accounts Receivable - NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,328
Accounts Receivable - NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	464
Accounts Receivable - Core Plus Fixed Income Portfolio - Class I (MSVFI)	418
Accounts Receivable - Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	1,174
Accounts Receivable - NVIT Short Term Bond Fund - Class II (NVSTB2)	1,199
Accounts Receivable - VT Growth Opportunities Fund: Class IB (PVGOB)	4
Accounts Receivable - Variable Insurance Portfolios - Bond (WRBDP)	1
Accounts Receivable - Variable Insurance Portfolios - Global Natural Resources (WRGNR)	3
Accounts Receivable - Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	7
Accounts Receivable - Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	3
Accounts Payable - VP Mid Cap Value Fund - Class I (ACVMV1)	(1,244)
Accounts Payable - VA Inflation-Protected Securities Portfolio (DFVIPS)	(2)
Accounts Payable - VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	(254)
Accounts Payable - American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	(4,565)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(8,565)
Accounts Payable - Variable Insurance Portfolios - Balanced (WRBP)	(1)
Accounts Payable - Variable Insurance Portfolios - Small Cap Growth (WRSCP)	(4)
Accounts Payable - Variable Insurance Portfolios - Science and Technology (WRSTP)	(9)

$357,601,295

Contract Owners’ Equity:
Accumulation units	357,601,295

Total Contract Owners’ Equity (note 8)	$357,601,295

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DWVSVS	DFVGB	DFVIPS
Reinvested dividends	$5,555,753	814	12,755	14,252	40,734	1,124	2,036	-

Net investment income (loss)	5,555,753	814	12,755	14,252	40,734	1,124	2,036	-

Realized gain (loss) on investments	5,348,016	(3,940)	(37,764)	(3,032)	(80,655)	4,433	28	-
Change in unrealized gain (loss) on investments	(5,326,906)	7,152	53,448	31,722	173,065	34,477	(1,797)	68

Net gain (loss) on investments	21,110	3,212	15,684	28,690	92,410	38,910	(1,769)	68

Reinvested capital gains	22,497,291	22	4,554	-	-	13,988	646	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,074,154	4,048	32,993	42,942	133,144	54,022	913	68

Investment Activity:	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSIF	DSGIBA	FTVIS2
Reinvested dividends	$1,398	2,743	161	6,804	937	99,997	-	102,993

Net investment income (loss)	1,398	2,743	161	6,804	937	99,997	-	102,993

Realized gain (loss) on investments	(25)	(1,005)	1	(921)	122	180,377	-	(18,055)
Change in unrealized gain (loss) on investments	1,481	6,449	(45)	52,705	15,627	80,272	706	211,926

Net gain (loss) on investments	1,456	5,444	(44)	51,784	15,749	260,649	706	193,871

Reinvested capital gains	486	-	-	2,604	3,326	169,241	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,340	8,187	117	61,192	20,012	529,887	706	296,864

Investment Activity:	FTVRDI	FTVSVI	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVIS1	FTVFA1
Reinvested dividends	$37,917	48,810	9,197	35,699	-	46,425	12,676	2,057

Net investment income (loss)	37,917	48,810	9,197	35,699	-	46,425	12,676	2,057

Realized gain (loss) on investments	104,322	241,683	(65,886)	(86,018)	(100,115)	(9,052)	(1,336)	(1,595)
Change in unrealized gain (loss) on investments	(67,739)	280,094	229,027	149,940	198,191	73,933	23,897	4,669

Net gain (loss) on investments	36,583	521,777	163,141	63,922	98,076	64,881	22,561	3,074

Reinvested capital gains	275,633	676,039	-	31,975	2,361	39,299	-	1,623

Net increase (decrease) in contract owners’ equity resulting from operations	$350,133	1,246,626	172,338	131,596	100,437	150,605	35,237	6,754

Investment Activity:	FTVGB1	IVKMG1	IVBRA1	JACAS	JAGTS	JAIGS	LOVTRC	MV2IGI
Reinvested dividends	$-	-	5,801	16,305	2,403	152,762	840	5,234

Net investment income (loss)	-	-	5,801	16,305	2,403	152,762	840	5,234

Realized gain (loss) on investments	(82,142)	20,035	(28,846)	(132,595)	56,747	(911,168)	(200)	(7,665)
Change in unrealized gain (loss) on investments	139,069	(108,294)	127,928	(105,048)	130,963	516,418	(907)	(70,194)

Net gain (loss) on investments	56,927	(88,259)	99,082	(237,643)	187,710	(394,750)	(1,107)	(77,859)

Reinvested capital gains	436	93,405	-	242,579	92,819	88,780	122	101,005

Net increase (decrease) in contract owners’ equity resulting from operations	$57,363	5,146	104,883	21,241	282,932	(153,208)	(145)	28,380

Investment Activity:	MVIVIC	MNDIC	MVFIC	MVIVSC	MSVFI	IDPGI	IDPG	NCPGI
Reinvested dividends	$7,354	-	171,320	27,464	8,323	467	424	920

Net investment income (loss)	7,354	-	171,320	27,464	8,323	467	424	920

Realized gain (loss) on investments	1,047	(44,274)	327,238	86,419	2,230	(41)	(23)	(492)
Change in unrealized gain (loss) on investments	(16,040)	63,813	(97,998)	(60,811)	14,995	805	723	1,341

Net gain (loss) on investments	(14,993)	19,539	229,240	25,608	17,225	764	700	849

Reinvested capital gains	12,416	22,028	661,744	55,528	-	-	-	66

Net increase (decrease) in contract owners’ equity resulting from operations	$4,777	41,567	1,062,304	108,600	25,548	1,231	1,124	1,835

Investment Activity:	NCPG	NVBX	NVIX	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2
Reinvested dividends	$1,880	7,149	6,152	135,081	109,380	29,109	38,415	8,830

Net investment income (loss)	1,880	7,149	6,152	135,081	109,380	29,109	38,415	8,830

Realized gain (loss) on investments	(290)	33	(1,428)	59,615	113,374	14,203	104,890	354,603
Change in unrealized gain (loss) on investments	2,734	(4,881)	505	316,302	(111,669)	(23,267)	(391,979)	(847,970)

Net gain (loss) on investments	2,444	(4,848)	(923)	375,917	1,705	(9,064)	(287,089)	(493,367)

Reinvested capital gains	-	633	-	553,228	346,445	4,019	245,264	823,894

Net increase (decrease) in contract owners’ equity resulting from operations	$4,324	2,934	5,229	1,064,226	457,530	24,064	(3,410)	339,357

Investment Activity:	GVAGI2	HIBF	GEM	GIG	NVIE6	NVNMO1	NVNSR2	NVCRA1
Reinvested dividends	$17,277	82,960	17,695	11,775	7,292	9,223	23,159	77,158

Net investment income (loss)	17,277	82,960	17,695	11,775	7,292	9,223	23,159	77,158

Realized gain (loss) on investments	31,345	(24,729)	(61,991)	(5,855)	4,810	105	204,728	98,336
Change in unrealized gain (loss) on investments	(101,195)	141,669	204,241	1,769	(10,041)	82,376	(252,735)	(179,953)

Net gain (loss) on investments	(69,850)	116,940	142,250	(4,086)	(5,231)	82,481	(48,007)	(81,617)

Reinvested capital gains	205,522	-	-	-	-	55,133	335,562	267,991

Net increase (decrease) in contract owners’ equity resulting from operations	$152,949	199,900	159,945	7,689	2,061	146,837	310,714	263,532

Investment Activity:	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1
Reinvested dividends	$49,695	102,572	17,397	182,963	397,102	15,596	25,964	11,434

Net investment income (loss)	49,695	102,572	17,397	182,963	397,102	15,596	25,964	11,434

Realized gain (loss) on investments	9,365	32,832	(13,173)	173,913	(33,328)	4,690	24	(909)
Change in unrealized gain (loss) on investments	(36,880)	(150,561)	9,499	(331,190)	(486,892)	(12,665)	5,825	(3,497)

Net gain (loss) on investments	(27,515)	(117,729)	(3,674)	(157,277)	(520,220)	(7,975)	5,849	(4,406)

Reinvested capital gains	85,151	276,418	21,189	450,411	1,226,651	24,435	1,255	1,245

Net increase (decrease) in contract owners’ equity resulting from operations	$107,331	261,261	34,912	476,097	1,103,533	32,056	33,068	8,273

Investment Activity:	TRF	GBF	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$35,956	56,825	12,773	141,814	9,312	7,222	17,096	502,337

Net investment income (loss)	35,956	56,825	12,773	141,814	9,312	7,222	17,096	502,337

Realized gain (loss) on investments	229,948	(34,265)	(24,621)	329,647	57,177	7,186	(2,276)	348,692
Change in unrealized gain (loss) on investments	8,308	4,315	8,100	(331,899)	(46,282)	(1,552)	4,720	(483,290)

Net gain (loss) on investments	238,256	(29,950)	(16,521)	(2,252)	10,895	5,634	2,444	(134,598)

Reinvested capital gains	-	-	-	659,344	20,984	15,761	19,233	1,441,626

Net increase (decrease) in contract owners’ equity resulting from operations	$274,212	26,875	(3,748)	798,906	41,191	28,617	38,773	1,809,365

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	SAM5	NVMIG1	GVDIVI	NVMLG1
Reinvested dividends	$737,281	28,437	43,696	377	258	30,137	35,820	34,630

Net investment income (loss)	737,281	28,437	43,696	377	258	30,137	35,820	34,630

Realized gain (loss) on investments	2,029,137	17,215	46,494	-	-	(67,905)	(19,770)	181,100
Change in unrealized gain (loss) on investments	(2,454,853)	(16,812)	221,892	-	-	(55,704)	48,022	(719,200)

Net gain (loss) on investments	(425,716)	403	268,386	-	-	(123,609)	28,252	(538,100)

Reinvested capital gains	3,106,092	53,295	314,813	124	18	45,501	-	592,194

Net increase (decrease) in contract owners’ equity resulting from operations	$3,417,657	82,135	626,895	501	276	(47,971)	64,072	88,724

Investment Activity:	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF
Reinvested dividends	$32,144	-	949	43,085	-	8,355	6,636	77,722

Net investment income (loss)	32,144	-	949	43,085	-	8,355	6,636	77,722

Realized gain (loss) on investments	21,824	104,562	(389)	42,227	998	42,055	104,342	24,934
Change in unrealized gain (loss) on investments	24,406	(258,646)	2,492	149,611	(165,598)	133,080	20,829	91,119

Net gain (loss) on investments	46,230	(154,084)	2,103	191,838	(164,600)	175,135	125,171	116,053

Reinvested capital gains	190,989	343,162	2,929	279,521	255,214	128,801	301,793	-

Net increase (decrease) in contract owners’ equity resulting from operations	$269,363	189,078	5,981	514,444	90,614	312,291	433,600	193,775

Investment Activity:	NVSTB1	NVSTB2	NVOLG1	NVIDAP	NVDBLP	NVDCAP	NVIDCP	NVIDMP
Reinvested dividends	$1,731	12,962	110,001	10,848	5,988	6,581	3,670	36,905

Net investment income (loss)	1,731	12,962	110,001	10,848	5,988	6,581	3,670	36,905

Realized gain (loss) on investments	(554)	(553)	332,324	2,849	1,194	(903)	(1,226)	11,132
Change in unrealized gain (loss) on investments	1,820	6,648	(3,249,429)	(4,161)	3,688	5,832	843	(23,442)

Net gain (loss) on investments	1,266	6,095	(2,917,105)	(1,312)	4,882	4,929	(383)	(12,310)

Reinvested capital gains	-	-	3,331,474	42,428	6,257	12,713	3,119	93,371

Net increase (decrease) in contract owners’ equity resulting from operations	$2,997	19,057	524,370	51,964	17,127	24,223	6,406	117,966

Investment Activity:	NVDMAP	NVDMCP	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2
Reinvested dividends	$20,863	5,283	40,363	84,463	86,699	814	2,568	3,419

Net investment income (loss)	20,863	5,283	40,363	84,463	86,699	814	2,568	3,419

Realized gain (loss) on investments	5,891	(425)	(96,276)	303,192	(312,675)	(205)	(789)	(4,442)
Change in unrealized gain (loss) on investments	(20,529)	(397)	40,897	137,157	180,996	2,944	10,582	18,920

Net gain (loss) on investments	(14,638)	(822)	(55,379)	440,349	(131,679)	2,739	9,793	14,478

Reinvested capital gains	76,825	8,791	27,674	-	345,743	299	2,134	30,771

Net increase (decrease) in contract owners’ equity resulting from operations	$83,050	13,252	12,658	524,812	300,763	3,852	14,495	48,668

Investment Activity:	GVEX1	AMTB	AMMCGS	AMSRS	NOTB3	NOTG3	NOTMG3	ALVSVA
Reinvested dividends	$68,936	13,424	-	5,262	1,943	2,263	1,884	10,677

Net investment income (loss)	68,936	13,424	-	5,262	1,943	2,263	1,884	10,677

Realized gain (loss) on investments	58,285	(12,691)	(566)	78,461	(692)	(1,020)	(748)	(1,633)
Change in unrealized gain (loss) on investments	149,299	16,328	(1,354)	(48,255)	4,946	5,971	6,002	295,274

Net gain (loss) on investments	207,584	3,637	(1,920)	30,206	4,254	4,951	5,254	293,641

Reinvested capital gains	59,621	-	11,119	27,018	-	-	-	100,316

Net increase (decrease) in contract owners’ equity resulting from operations	$336,141	17,061	9,199	62,486	6,197	7,214	7,138	404,634

Investment Activity:	ACVIP2	ACVMV1	DVSCS	DCAP	FQB	FNRS2	FEIS	FF10S
Reinvested dividends	$30,205	57,710	29,507	24,838	41,445	14,097	105,001	12,301

Net investment income (loss)	30,205	57,710	29,507	24,838	41,445	14,097	105,001	12,301

Realized gain (loss) on investments	(30,002)	206,799	195,799	12,557	(3,373)	(56,571)	142,514	22,939
Change in unrealized gain (loss) on investments	61,382	291,281	243,275	(140,340)	6,669	849,099	200,686	(9,244)

Net gain (loss) on investments	31,380	498,080	439,074	(127,783)	3,296	792,528	343,200	13,695

Reinvested capital gains	12,306	153,045	279,719	217,702	-	-	277,037	21,942

Net increase (decrease) in contract owners’ equity resulting from operations	$73,891	708,835	748,300	114,757	44,741	806,625	725,238	47,938

Investment Activity:	FF20S	FF30S	FGS	FIGBS	FMCS	FOS	FVSS	GVGMNS
Reinvested dividends	$39,382	47,837	-	108,496	33,845	25,958	1,493	50

Net investment income (loss)	39,382	47,837	-	108,496	33,845	25,958	1,493	50

Realized gain (loss) on investments	76,991	38,693	212,655	(11,489)	195,594	(48,877)	11,200	(75)
Change in unrealized gain (loss) on investments	(32,597)	3,234	(541,173)	112,851	200,766	(83,971)	(3,767)	767

Net gain (loss) on investments	44,394	41,927	(328,518)	101,362	396,360	(132,848)	7,433	692

Reinvested capital gains	89,858	117,058	346,149	2,129	467,697	3,283	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$173,634	206,822	17,631	211,987	897,902	(103,607)	8,926	742

Investment Activity:	OVGS	OVIG	OVGI	OVSC	OVSB	PMVAAA	PMVRSA	PMVFBA
Reinvested dividends	$36,051	2,943	52,155	12,989	18,753	12,166	503	9,776

Net investment income (loss)	36,051	2,943	52,155	12,989	18,753	12,166	503	9,776

Realized gain (loss) on investments	(60,405)	(1,682)	436,569	66,087	(11,152)	(9,851)	(10,132)	(14,153)
Change in unrealized gain (loss) on investments	(203,379)	(7,649)	(525,641)	270,322	16,659	50,089	15,610	62,640

Net gain (loss) on investments	(263,784)	(9,331)	(89,072)	336,409	5,507	40,238	5,478	48,487

Reinvested capital gains	228,511	6,260	554,372	96,297	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$778	(128)	517,455	445,695	24,260	52,404	5,981	58,263

Investment Activity:	PMVLDA	PMVTRA	PVGIB	PVGOB	PVTVB	ACEG	AVMCCI	RVARS
Reinvested dividends	$40,185	28,079	239	-	34	-	15	154

Net investment income (loss)	40,185	28,079	239	-	34	-	15	154

Realized gain (loss) on investments	(21,268)	(19,145)	(9)	-	103	68,368	(375)	2,749
Change in unrealized gain (loss) on investments	19,233	26,530	1,433	23	(167)	(111,083)	1,617	(3,659)

Net gain (loss) on investments	(2,035)	7,385	1,424	23	(64)	(42,715)	1,242	(910)

Reinvested capital gains	-	-	422	-	110	52,362	1,269	-

Net increase (decrease) in contract owners’ equity resulting from operations	$38,150	35,464	2,085	23	80	9,647	2,526	(756)

Investment Activity:	TRHSP	TRHS2	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRGNR
Reinvested dividends	$-	-	5,757	26,647	72	62	18	9

Net investment income (loss)	-	-	5,757	26,647	72	62	18	9

Realized gain (loss) on investments	(65,162)	302,754	(204,979)	(256,963)	(1,103)	(9)	(707)	(39)
Change in unrealized gain (loss) on investments	(14,760)	(772,772)	829,553	98,685	333	46	235	309

Net gain (loss) on investments	(79,922)	(470,018)	624,574	(158,278)	(770)	37	(472)	270

Reinvested capital gains	5,691	16,025	-	-	781	7	478	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,231)	(453,993)	630,331	(131,631)	83	106	24	279

Investment Activity:	WRGP	WRHIP	WRMCG	WRPAP	WRPMAP	WRSTP	WRSCP	WFVSCG
Reinvested dividends	$1	71,555	-	114	94	-	-	-

Net investment income (loss)	1	71,555	-	114	94	-	-	-

Realized gain (loss) on investments	(227)	(28,303)	(24,874)	(33)	(74)	79	(9)	(5,676)
Change in unrealized gain (loss) on investments	(259)	102,956	20,278	(431)	(243)	(156)	(151)	776

Net gain (loss) on investments	(486)	74,653	(4,596)	(464)	(317)	(77)	(160)	(4,900)

Reinvested capital gains	450	-	17,322	749	515	145	204	31,250

Net increase (decrease) in contract owners’ equity resulting from operations	$(35)	146,208	12,726	399	292	68	44	26,350

Investment Activity:	CAF
Reinvested dividends	$404

Net investment income (loss)	404

Realized gain (loss) on investments	(26,959)
Change in unrealized gain (loss) on investments	(2,015)

Net gain (loss) on investments	(28,974)

Reinvested capital gains	27,908

Net increase (decrease) in contract owners’ equity resulting from operations	$(662)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		ALVDAA		ACVIP1		BRVGA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,555,753	5,760,028	814	647	12,755	42,717	14,252	10,169
Realized gain (loss) on investments	5,348,016	10,864,210	(3,940)	2,526	(37,764)	(61,708)	(3,032)	1,409
Change in unrealized gain (loss) on investments	(5,326,906)	(41,045,384)	7,152	(3,668)	53,448	(11,701)	31,722	(69,418)
Reinvested capital gains	22,497,291	20,700,566	22	1,299	4,554	-	-	47,440

Net increase (decrease) in contract owners’ equity resulting from operations	28,074,154	(3,720,580)	4,048	804	32,993	(30,692)	42,942	(10,400)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,368,710	29,064,849	19,797	26,354	82,736	202,516	222,956	297,266
Transfers between funds	-	-	(5,746)	(75)	(148,610)	(917,522)	31,855	(10,074)
Surrenders (note 6)	(18,921,554)	(21,491,550)	-	-	(22,792)	(3,540)	(5,195)	(188)
Death benefits (note 4)	(1,253,847)	(685,775)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,730,710)	564,210	(250)	(46,614)	271	(1,821)	(3,918)	(14,250)
Deductions for surrender charges (note 2d)	(729,782)	(1,102,072)	-	-	(4,820)	(12,019)	(1,949)	(290)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,131,153)	(14,841,352)	(5,374)	(4,601)	(48,741)	(146,885)	(65,064)	(58,118)
Asset charges (note 3)	(1,145,902)	(1,327,527)	(507)	(536)	(3,130)	(11,475)	(6,072)	(4,899)
Adjustments to maintain reserves	609	(682)	2	(32)	8	(4)	3	3

Net equity transactions	(11,543,629)	(9,819,899)	7,922	(25,504)	(145,078)	(890,750)	172,616	209,450

Net change in contract owners’ equity	16,530,525	(13,540,479)	11,970	(24,700)	(112,085)	(921,442)	215,558	199,050
Contract owners’ equity beginning of period	341,070,770	354,611,249	86,566	111,266	924,105	1,845,547	905,480	706,430

Contract owners’ equity end of period	$357,601,295	341,070,770	98,536	86,566	812,020	924,105	1,121,038	905,480

CHANGES IN UNITS:
Beginning units	21,117,478	21,438,443	7,276	9,250	95,192	185,774	75,507	58,490
Units purchased	3,204,005	3,433,545	1,828	2,187	8,802	21,344	21,852	25,334
Units redeemed	(3,746,292)	(3,754,510)	(1,109)	(4,161)	(24,107)	(111,926)	(7,571)	(8,317)

Ending units	20,575,191	21,117,478	7,995	7,276	79,887	95,192	89,788	75,507

	MLVGA2		DWVSVS		DFVGB		DFVIPS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$40,734	41,927	1,124	1,062	2,036	968	-	-
Realized gain (loss) on investments	(80,655)	5,713	4,433	(17,260)	28	(187)	-	-
Change in unrealized gain (loss) on investments	173,065	(302,980)	34,477	(16,779)	(1,797)	38	68	-
Reinvested capital gains	-	220,889	13,988	23,840	646	257	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	133,144	(34,451)	54,022	(9,137)	913	1,076	68	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	329,335	343,943	9,456	11,783	13,107	6,736	-	-
Transfers between funds	(536,990)	(113,651)	40,611	(145,753)	49,813	(1,268)	7,460	-
Surrenders (note 6)	(198,167)	(289,467)	(75,066)	(25,183)	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(385)	54,364	(935)	617	(114)	(14,499)	-	-
Deductions for surrender charges (note 2d)	(994)	(6,650)	-	(2,527)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(162,136)	(170,464)	(7,495)	(9,285)	(5,060)	(3,557)	-	-
Asset charges (note 3)	(12,461)	(15,348)	(582)	(617)	(322)	(273)	-	-
Adjustments to maintain reserves	12	(12)	(8)	1	5	-	(2)	-

Net equity transactions	(581,786)	(197,285)	(34,019)	(170,964)	57,429	(12,861)	7,458	-

Net change in contract owners’ equity	(448,642)	(231,736)	20,003	(180,101)	58,342	(11,785)	7,526	-
Contract owners’ equity beginning of period	4,082,871	4,314,607	148,365	328,466	61,692	73,477	-	-

Contract owners’ equity end of period	$3,634,229	4,082,871	168,368	148,365	120,034	61,692	7,526	-

CHANGES IN UNITS:
Beginning units	248,157	259,964	12,168	25,198	5,762	6,969	-	-
Units purchased	17,722	21,653	938	3,723	5,794	513	754	-
Units redeemed	(53,399)	(33,460)	(2,572)	(16,753)	(535)	(1,720)	-	-

Ending units	212,480	248,157	10,534	12,168	11,021	5,762	754	-

	DFVIS		DFVIV		DFVSTF		DFVULV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,398	773	2,743	1,766	161	32	6,804	6,540
Realized gain (loss) on investments	(25)	(1,435)	(1,005)	(802)	1	1	(921)	5,248
Change in unrealized gain (loss) on investments	1,481	1,585	6,449	(5,486)	(45)	(25)	52,705	(37,451)
Reinvested capital gains	486	1,196	-	-	-	10	2,604	14,542

Net increase (decrease) in contract owners’ equity resulting from operations	3,340	2,119	8,187	(4,522)	117	18	61,192	(11,121)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,754	40,460	32,874	19,192	14,007	9,158	40,009	88,675
Transfers between funds	(1,819)	(25,705)	952	6,316	2,059	(2,469)	25,157	22,237
Surrenders (note 6)	-	(174)	-	-	-	-	(10,000)	(170)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(22)	-	(22)	-	-	-	(2,275)	(31)
Deductions for surrender charges (note 2d)	-	(212)	-	-	-	-	-	(207)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,399)	(3,696)	(6,851)	(4,031)	(2,606)	(1,409)	(17,008)	(12,149)
Asset charges (note 3)	(258)	(145)	(428)	(286)	(109)	(52)	(1,980)	(1,535)
Adjustments to maintain reserves	(7)	10	(6)	(2)	-	5	1	4

Net equity transactions	21,249	10,538	26,519	21,189	13,351	5,233	33,904	96,824

Net change in contract owners’ equity	24,589	12,657	34,706	16,667	13,468	5,251	95,096	85,703
Contract owners’ equity beginning of period	37,024	24,367	54,644	37,977	10,682	5,431	306,540	220,837

Contract owners’ equity end of period	$61,613	37,024	89,350	54,644	24,150	10,682	401,636	306,540

CHANGES IN UNITS:
Beginning units	2,780	1,936	4,785	3,094	1,057	539	18,953	13,189
Units purchased	2,325	3,403	3,042	2,231	1,581	906	3,912	11,436
Units redeemed	(750)	(2,559)	(656)	(540)	(267)	(388)	(1,975)	(5,672)

Ending units	4,355	2,780	7,171	4,785	2,371	1,057	20,890	18,953

	DFVUTV		DSIF		DSGIBA		FTVIS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$937	883	99,997	91,830	-	-	102,993	107,044
Realized gain (loss) on investments	122	156	180,377	318,539	-	-	(18,055)	1,573
Change in unrealized gain (loss) on investments	15,627	(9,101)	80,272	(491,531)	706	-	211,926	(270,255)
Reinvested capital gains	3,326	4,579	169,241	140,271	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,012	(3,483)	529,887	59,109	706	-	296,864	(161,638)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,185	24,559	314,020	260,800	50,009	-	159,403	147,230
Transfers between funds	11,891	4,677	159,092	50,077	55,513	-	447,805	(60,504)
Surrenders (note 6)	-	-	(409,693)	(276,758)	-	-	(39,703)	(229,812)
Death benefits (note 4)	-	-	-	-	-	-	-	(33,400)
Net policy repayments (loans) (note 5)	(1,778)	-	2,725	(76,140)	-	-	(77,701)	29,012
Deductions for surrender charges (note 2d)	-	-	(18,005)	(14,488)	-	-	(578)	(4,421)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,247)	(2,877)	(196,649)	(206,519)	(721)	-	(90,956)	(104,368)
Asset charges (note 3)	(475)	(344)	(14,554)	(16,893)	(37)	-	(7,488)	(8,380)
Adjustments to maintain reserves	14	(11)	(6)	15	(1)	-	(13)	11

Net equity transactions	37,590	26,004	(163,070)	(279,906)	104,763	-	390,769	(264,632)

Net change in contract owners’ equity	57,602	22,521	366,817	(220,797)	105,469	-	687,633	(426,270)
Contract owners’ equity beginning of period	64,775	42,254	5,017,828	5,238,625	-	-	2,038,728	2,464,998

Contract owners’ equity end of period	$122,377	64,775	5,384,645	5,017,828	105,469	-	2,726,361	2,038,728

CHANGES IN UNITS:
Beginning units	4,196	2,594	239,108	252,393	-	-	127,563	143,355
Units purchased	2,721	1,690	21,145	16,301	10,207	-	38,661	9,157
Units redeemed	(699)	(88)	(30,555)	(29,586)	(73)	-	(16,615)	(24,949)

Ending units	6,218	4,196	229,698	239,108	10,134	-	149,609	127,563

	FTVRDI		FTVSVI		FTVDM2		TIF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$37,917	40,838	48,810	43,164	9,197	25,492	35,699	63,447
Realized gain (loss) on investments	104,322	152,476	241,683	277,753	(65,886)	(68,466)	(86,018)	(46,066)
Change in unrealized gain (loss) on investments	(67,739)	(526,789)	280,094	(1,341,639)	229,027	(367,525)	149,940	(207,527)
Reinvested capital gains	275,633	254,172	676,039	684,810	-	162,337	31,975	64,803

Net increase (decrease) in contract owners’ equity resulting from operations	350,133	(79,303)	1,246,626	(335,912)	172,338	(248,162)	131,596	(125,343)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	82,824	91,242	247,826	207,133	81,589	94,569	127,141	130,301
Transfers between funds	150,549	(210,452)	66,722	(92,622)	91,638	(152,352)	96,592	37,632
Surrenders (note 6)	(61,483)	(69,895)	(177,179)	(326,860)	(63,575)	(56,949)	(204,155)	(102,994)
Death benefits (note 4)	-	(597)	-	(21,406)	-	-	-	-
Net policy repayments (loans) (note 5)	(40,424)	(30,996)	(78,019)	(5,399)	3,893	(5,752)	(4,719)	(26,117)
Deductions for surrender charges (note 2d)	(6,834)	(2,556)	(7,721)	(9,836)	(4,302)	(3,763)	(1,833)	(7,422)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(82,918)	(87,710)	(153,932)	(160,190)	(53,875)	(61,228)	(68,009)	(76,861)
Asset charges (note 3)	(4,429)	(7,001)	(12,944)	(15,600)	(3,306)	(4,370)	(5,145)	(6,928)
Adjustments to maintain reserves	(10)	6	(18)	5	-	3	(7)	7

Net equity transactions	37,275	(317,959)	(115,265)	(424,775)	52,062	(189,842)	(60,135)	(52,382)

Net change in contract owners’ equity	387,408	(397,262)	1,131,361	(760,687)	224,400	(438,004)	71,461	(177,725)
Contract owners’ equity beginning of period	2,136,747	2,534,009	4,251,218	5,011,905	989,512	1,427,516	1,756,882	1,934,607

Contract owners’ equity end of period	$2,524,155	2,136,747	5,382,579	4,251,218	1,213,912	989,512	1,828,343	1,756,882

CHANGES IN UNITS:
Beginning units	104,518	119,716	203,077	222,216	130,526	151,392	215,097	221,480
Units purchased	11,007	4,989	13,476	10,548	23,444	11,423	20,542	18,357
Units redeemed	(9,387)	(20,187)	(19,579)	(29,687)	(17,623)	(32,289)	(26,779)	(24,740)

Ending units	106,138	104,518	196,974	203,077	136,347	130,526	208,860	215,097

	FTVGI2		FTVFA2		FTVIS1		FTVFA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	230,534	46,425	39,287	12,676	8,428	2,057	1,732
Realized gain (loss) on investments	(100,115)	(32,746)	(9,052)	12,253	(1,336)	340	(1,595)	(823)
Change in unrealized gain (loss) on investments	198,191	(342,034)	73,933	(130,847)	23,897	(23,531)	4,669	(3,734)
Reinvested capital gains	2,361	14,973	39,299	2,148	-	-	1,623	87

Net increase (decrease) in contract owners’ equity resulting from operations	100,437	(129,273)	150,605	(77,159)	35,237	(14,763)	6,754	(2,738)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	127,538	119,628	38,183	67,261	65,846	70,551	6,835	11,649
Transfers between funds	307,897	4,021	43,914	(111,663)	4,594	30,109	(69)	(2,446)
Surrenders (note 6)	(135,969)	(52,183)	(41,731)	(13,241)	(651)	(160)	-	(2,449)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	13,293	13,093	(61,495)	(7,077)	(6,138)	-	65	(271)
Deductions for surrender charges (note 2d)	(8,295)	(5,534)	(1,310)	(1,675)	(305)	(195)	-	(1,244)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(100,114)	(102,700)	(26,199)	(26,067)	(23,324)	(22,215)	(4,667)	(4,809)
Asset charges (note 3)	(9,901)	(10,728)	(4,393)	(4,830)	(1,585)	(1,291)	(331)	(335)
Adjustments to maintain reserves	2	(6)	5	(2)	(252)	2	6	(4)

Net equity transactions	194,451	(34,409)	(53,026)	(97,294)	38,185	76,801	1,839	91

Net change in contract owners’ equity	294,888	(163,682)	97,579	(174,453)	73,422	62,038	8,593	(2,647)
Contract owners’ equity beginning of period	2,893,554	3,057,236	1,217,506	1,391,959	224,786	162,748	45,302	47,949

Contract owners’ equity end of period	$3,188,442	2,893,554	1,315,085	1,217,506	298,208	224,786	53,895	45,302

CHANGES IN UNITS:
Beginning units	299,800	303,125	93,954	100,743	18,870	12,728	3,500	3,485
Units purchased	47,862	20,805	4,503	5,070	5,902	7,998	573	838
Units redeemed	(26,738)	(24,130)	(8,791)	(11,859)	(2,877)	(1,856)	(402)	(823)

Ending units	320,924	299,800	89,666	93,954	21,895	18,870	3,671	3,500

	FTVGB1		IVKMG1		IVBRA1		JACAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	41,481	-	-	5,801	28,456	16,305	27,608
Realized gain (loss) on investments	(82,142)	(2,663)	20,035	64,277	(28,846)	(3,080)	(132,595)	30,000
Change in unrealized gain (loss) on investments	139,069	(64,761)	(108,294)	(127,106)	127,928	(117,445)	(105,048)	(247,283)
Reinvested capital gains	436	2,611	93,405	79,527	-	59,237	242,579	432,205

Net increase (decrease) in contract owners’ equity resulting from operations	57,363	(23,332)	5,146	16,698	104,883	(32,832)	21,241	242,530

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	105,902	174,579	39,553	44,485	66,849	64,047	147,056	102,815
Transfers between funds	583,304	34,808	4,732	(37,060)	1,053,020	479,036	(211,159)	(96,821)
Surrenders (note 6)	(131,997)	(168)	(39,164)	(64,301)	(24,262)	(5,815)	(104,146)	(271,541)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(211)	(190)	(6,742)	(3,602)	(9,149)	(2,106)	(17,868)	28,243
Deductions for surrender charges (note 2d)	(2,101)	(499)	(1,015)	(5,396)	-	-	(1,611)	(11,265)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,913)	(23,883)	(35,084)	(40,153)	(33,649)	(19,766)	(75,273)	(85,883)
Asset charges (note 3)	(4,971)	(2,256)	(2,727)	(4,040)	(4,109)	(2,169)	(6,383)	(7,504)
Adjustments to maintain reserves	-	(4)	2	5	(1)	(8)	11	(3)

Net equity transactions	496,013	182,387	(40,445)	(110,062)	1,048,699	513,219	(269,373)	(341,959)

Net change in contract owners’ equity	553,376	159,055	(35,299)	(93,364)	1,153,582	480,387	(248,132)	(99,429)
Contract owners’ equity beginning of period	655,366	496,311	970,388	1,063,752	798,546	318,159	2,095,680	2,195,109

Contract owners’ equity end of period	$1,208,742	655,366	935,089	970,388	1,952,128	798,546	1,847,548	2,095,680

CHANGES IN UNITS:
Beginning units	60,814	44,166	65,910	73,123	80,730	30,846	91,472	107,249
Units purchased	67,173	19,510	3,458	3,277	103,003	52,268	5,382	5,464
Units redeemed	(19,310)	(2,862)	(6,332)	(10,490)	(6,956)	(2,384)	(17,749)	(21,241)

Ending units	108,677	60,814	63,036	65,910	176,777	80,730	79,105	91,472

	JAGTS		JAIGS		LOVTRC		MV2IGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,403	7,754	152,762	14,030	840	-	5,234	4,530
Realized gain (loss) on investments	56,747	(26,744)	(911,168)	(77,464)	(200)	-	(7,665)	(10,711)
Change in unrealized gain (loss) on investments	130,963	(98,273)	516,418	(241,912)	(907)	-	(70,194)	(62,072)
Reinvested capital gains	92,819	127,729	88,780	71,067	122	-	101,005	53,203

Net increase (decrease) in contract owners’ equity resulting from operations	282,932	10,466	(153,208)	(234,279)	(145)	-	28,380	(15,050)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	106,081	109,589	195,857	141,818	1,461	-	32,142	26,991
Transfers between funds	(596,835)	822,648	(434,061)	673,233	31,176	-	1,334,624	922,481
Surrenders (note 6)	(230,109)	(73,399)	(82,566)	(63,645)	-	-	(32,186)	(6,325)
Death benefits (note 4)	-	-	-	-	-	-	-	(21,140)
Net policy repayments (loans) (note 5)	(4,277)	(50,096)	(8,270)	(8,368)	-	-	4,518	(11,513)
Deductions for surrender charges (note 2d)	(1,900)	(13,511)	(4,860)	(6,647)	-	-	(2,343)	(231)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(81,678)	(35,445)	(134,182)	(84,499)	(335)	-	(36,421)	(28,055)
Asset charges (note 3)	(6,738)	(3,778)	(12,223)	(8,414)	(29)	-	(2,717)	(2,573)
Adjustments to maintain reserves	3	(5)	1	(8)	(3)	-	(7)	7

Net equity transactions	(815,453)	756,003	(480,304)	643,470	32,270	-	1,297,610	879,642

Net change in contract owners’ equity	(532,521)	766,469	(633,512)	409,191	32,125	-	1,325,990	864,592
Contract owners’ equity beginning of period	1,862,111	1,095,642	2,765,145	2,355,954	-	-	864,592	-

Contract owners’ equity end of period	$1,329,590	1,862,111	2,131,633	2,765,145	32,125	-	2,190,582	864,592

CHANGES IN UNITS:
Beginning units	119,611	73,647	301,466	234,243	-	-	87,690	-
Units purchased	28,450	67,226	24,994	88,262	3,228	-	129,367	95,449
Units redeemed	(73,046)	(21,262)	(77,354)	(21,039)	(35)	-	(7,605)	(7,759)

Ending units	75,015	119,611	249,106	301,466	3,193	-	209,452	87,690

	MVIVIC		MNDIC		MVFIC		MVIVSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,354	5,196	-	-	171,320	158,717	27,464	32,939
Realized gain (loss) on investments	1,047	9,511	(44,274)	(1,526)	327,238	412,287	86,419	42,067
Change in unrealized gain (loss) on investments	(16,040)	3,801	63,813	(21,104)	(97,998)	(1,014,448)	(60,811)	(34,815)
Reinvested capital gains	12,416	2,660	22,028	14,762	661,744	398,313	55,528	18,848

Net increase (decrease) in contract owners’ equity resulting from operations	4,777	21,168	41,567	(7,868)	1,062,304	(45,131)	108,600	59,039

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	96,083	132,432	53,137	133,133	431,117	626,240	171,029	109,773
Transfers between funds	279,614	(58,379)	(63,651)	9,801	1,194,462	469,094	279,020	1,273,813
Surrenders (note 6)	-	(187)	(59,405)	(12,794)	(515,514)	(176,354)	(91,134)	(8,704)
Death benefits (note 4)	-	-	-	-	(105,536)	(2,443)	(49,601)	-
Net policy repayments (loans) (note 5)	(1,811)	(31,822)	(4,968)	5,072	(38,679)	6,051	(26,855)	(51,670)
Deductions for surrender charges (note 2d)	-	(227)	-	(2,017)	(13,999)	(12,948)	(1,482)	(1,037)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,694)	(13,447)	(16,253)	(18,464)	(287,288)	(261,816)	(129,373)	(98,869)
Asset charges (note 3)	(2,240)	(1,618)	(1,510)	(1,614)	(23,431)	(22,779)	(6,320)	(4,287)
Adjustments to maintain reserves	2	(4)	(3)	(10)	16	(10)	14	(6)

Net equity transactions	350,954	26,748	(92,653)	113,107	641,148	625,035	145,298	1,219,013

Net change in contract owners’ equity	355,731	47,916	(51,086)	105,239	1,703,452	579,904	253,898	1,278,052
Contract owners’ equity beginning of period	284,641	236,725	531,827	426,588	7,315,806	6,735,902	2,295,861	1,017,809

Contract owners’ equity end of period	$640,372	284,641	480,741	531,827	9,019,258	7,315,806	2,549,759	2,295,861

CHANGES IN UNITS:
Beginning units	19,281	17,102	39,957	31,446	327,764	299,560	135,488	63,861
Units purchased	24,635	15,140	4,685	10,742	66,693	60,337	44,984	81,633
Units redeemed	(2,227)	(12,961)	(11,521)	(2,231)	(40,275)	(32,133)	(35,566)	(10,006)

Ending units	41,689	19,281	33,121	39,957	354,182	327,764	144,906	135,488

	MSVFI		IDPGI		IDPG		NCPGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$8,323	16,169	467	206	424	52	920	479
Realized gain (loss) on investments	2,230	8,956	(41)	(10)	(23)	(20)	(492)	(577)
Change in unrealized gain (loss) on investments	14,995	(27,655)	805	(710)	723	(127)	1,341	(1,786)
Reinvested capital gains	-	-	-	-	-	-	66	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,548	(2,530)	1,231	(514)	1,124	(95)	1,835	(1,884)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,063	25,064	14,914	15,432	7,590	3,231	10,619	3,010
Transfers between funds	(5,479)	(18,270)	4,334	718	15,616	1,663	1,359	6,270
Surrenders (note 6)	(17,969)	(83,585)	-	-	-	-	(465)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	1,357	(469)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(1,220)	(13,701)	-	-	-	(235)	(1,180)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,552)	(25,538)	(8,262)	(5,101)	(4,363)	(1,832)	(5,894)	(4,873)
Asset charges (note 3)	(1,431)	(1,840)	(140)	(56)	(108)	(11)	(233)	(199)
Adjustments to maintain reserves	27	(8)	(3)	-	1	(2)	3	(3)

Net equity transactions	(26,204)	(118,347)	10,843	10,993	18,736	2,814	4,209	4,205

Net change in contract owners’ equity	(656)	(120,877)	12,074	10,479	19,860	2,719	6,044	2,321
Contract owners’ equity beginning of period	424,088	544,965	11,906	1,427	2,891	172	33,777	31,456

Contract owners’ equity end of period	$423,432	424,088	23,980	11,906	22,751	2,891	39,821	33,777

CHANGES IN UNITS:
Beginning units	28,605	36,519	1,205	140	296	17	3,464	3,096
Units purchased	1,635	3,254	1,917	1,571	2,317	484	1,177	1,910
Units redeemed	(3,324)	(11,168)	(831)	(506)	(441)	(205)	(779)	(1,542)

Ending units	26,916	28,605	2,291	1,205	2,172	296	3,862	3,464

	NCPG		NVBX		NVIX		NVAMV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,880	857	7,149	1,389	6,152	2,661	135,081	139,480
Realized gain (loss) on investments	(290)	326	33	(123)	(1,428)	2,449	59,615	129,061
Change in unrealized gain (loss) on investments	2,734	(5,264)	(4,881)	(2,039)	505	(8,128)	316,302	(1,244,077)
Reinvested capital gains	-	-	633	797	-	-	553,228	728,147

Net increase (decrease) in contract owners’ equity resulting from operations	4,324	(4,081)	2,934	24	5,229	(3,018)	1,064,226	(247,389)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,602	66,941	12,785	1,684	43,585	18,544	242,968	312,851
Transfers between funds	648	6,620	278,961	33,759	115,659	57,332	43,949	(129,475)
Surrenders (note 6)	-	-	-	-	-	-	(196,752)	(337,369)
Death benefits (note 4)	-	-	-	-	-	-	(7,376)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	(2,262)	(46,310)	33,770
Deductions for surrender charges (note 2d)	-	(234)	-	-	-	-	(15,034)	(13,996)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,323)	(3,411)	(6,054)	(1,332)	(8,212)	(6,903)	(205,531)	(226,196)
Asset charges (note 3)	(552)	(505)	(657)	(187)	(635)	(515)	(16,546)	(20,342)
Adjustments to maintain reserves	(4)	(5)	(2)	(4)	-	3	9	(18)

Net equity transactions	7,371	69,406	285,033	33,920	150,397	66,199	(200,623)	(380,775)

Net change in contract owners’ equity	11,695	65,325	287,967	33,944	155,626	63,181	863,603	(628,164)
Contract owners’ equity beginning of period	65,527	202	69,578	35,634	108,081	44,900	5,424,040	6,052,204

Contract owners’ equity end of period	$77,222	65,527	357,545	69,578	263,707	108,081	6,287,643	5,424,040

CHANGES IN UNITS:
Beginning units	6,813	20	6,760	3,467	11,863	4,881	230,837	246,559
Units purchased	1,432	7,209	27,831	3,440	17,809	7,986	13,904	14,238
Units redeemed	(699)	(416)	(621)	(147)	(992)	(1,004)	(22,560)	(29,960)

Ending units	7,546	6,813	33,970	6,760	28,680	11,863	222,181	230,837

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$109,380	61,412	29,109	10,390	38,415	17,690	8,830	30,985
Realized gain (loss) on investments	113,374	89,437	14,203	5,193	104,890	132,643	354,603	162,864
Change in unrealized gain (loss) on investments	(111,669)	(300,960)	(23,267)	(17,783)	(391,979)	(231,157)	(847,970)	(52,965)
Reinvested capital gains	346,445	190,583	4,019	319	245,264	245,538	823,894	113,996

Net increase (decrease) in contract owners’ equity resulting from operations	457,530	40,472	24,064	(1,881)	(3,410)	164,714	339,357	254,880

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	607,147	466,832	88,753	70,785	325,744	270,370	189,662	220,975
Transfers between funds	1,313,373	175,376	201,588	14,741	(288,594)	97,393	(185,889)	64,586
Surrenders (note 6)	(127,673)	(40,143)	(39,812)	(37,144)	(33,368)	(187,279)	(298,384)	(72,911)
Death benefits (note 4)	(3,308)	(14,829)	(2,691)	-	(3,364)	-	(3,367)	-
Net policy repayments (loans) (note 5)	(89,026)	(40,919)	5,243	3,182	(1,581)	8,953	3,708	(52,277)
Deductions for surrender charges (note 2d)	(14,042)	(3,222)	(1,522)	(3,412)	(1,433)	(5,111)	(7,206)	(10,177)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(281,283)	(217,969)	(38,757)	(35,002)	(105,866)	(109,203)	(138,308)	(147,347)
Asset charges (note 3)	(19,511)	(16,223)	(3,338)	(2,852)	(9,380)	(9,718)	(12,726)	(14,002)
Adjustments to maintain reserves	(387)	(37)	(5)	(5)	5	4	(14)	(36)

Net equity transactions	1,385,290	308,866	209,459	10,293	(117,837)	65,409	(452,524)	(11,189)

Net change in contract owners’ equity	1,842,820	349,338	233,523	8,412	(121,247)	230,123	(113,167)	243,691
Contract owners’ equity beginning of period	4,459,503	4,110,165	761,520	753,108	2,776,559	2,546,436	4,329,421	4,085,730

Contract owners’ equity end of period	$6,302,323	4,459,503	995,043	761,520	2,655,312	2,776,559	4,216,254	4,329,421

CHANGES IN UNITS:
Beginning units	268,535	249,935	57,838	57,067	149,827	146,400	244,566	245,634
Units purchased	110,394	46,280	20,535	6,539	18,082	19,395	13,715	18,429
Units redeemed	(30,759)	(27,680)	(4,750)	(5,768)	(24,892)	(15,968)	(39,900)	(19,497)

Ending units	348,170	268,535	73,623	57,838	143,017	149,827	218,381	244,566

	GVAGI2		HIBF		GEM		GIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$17,277	12,084	82,960	85,336	17,695	19,237	11,775	2,544
Realized gain (loss) on investments	31,345	106,568	(24,729)	(21,200)	(61,991)	(31,834)	(5,855)	(5,418)
Change in unrealized gain (loss) on investments	(101,195)	(192,538)	141,669	(95,173)	204,241	(367,521)	1,769	(37,437)
Reinvested capital gains	205,522	97,554	-	14,800	-	-	-	19,955

Net increase (decrease) in contract owners’ equity resulting from operations	152,949	23,668	199,900	(16,237)	159,945	(380,118)	7,689	(20,356)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	86,725	86,732	72,574	110,896	212,473	202,239	67,812	99,753
Transfers between funds	18,271	(19,548)	(78,205)	(37,879)	108,798	15,765	69,687	26,012
Surrenders (note 6)	(31,100)	(137,149)	(140,179)	(722,817)	(116,684)	(228,008)	(5,100)	(42,749)
Death benefits (note 4)	(3,432)	-	-	(66,265)	-	(2,622)	-	-
Net policy repayments (loans) (note 5)	16,742	(15,654)	8,938	72,550	35,006	6,378	(5,975)	2,317
Deductions for surrender charges (note 2d)	(17,082)	(265)	(1,815)	(14,915)	(5,659)	(5,066)	(161)	(2,942)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(67,696)	(71,663)	(54,275)	(65,489)	(95,144)	(104,755)	(24,277)	(27,357)
Asset charges (note 3)	(5,448)	(5,672)	(5,215)	(6,510)	(7,021)	(8,660)	(1,718)	(2,038)
Adjustments to maintain reserves	(111)	(3)	4	4	5	3	1	(5)

Net equity transactions	(3,131)	(163,222)	(198,173)	(730,425)	131,774	(124,726)	100,269	52,991

Net change in contract owners’ equity	149,818	(139,554)	1,727	(746,662)	291,719	(504,844)	107,958	32,635
Contract owners’ equity beginning of period	1,389,676	1,529,230	1,511,563	2,258,225	1,968,324	2,473,168	470,360	437,725

Contract owners’ equity end of period	$1,539,494	1,389,676	1,513,290	1,511,563	2,260,043	1,968,324	578,318	470,360

CHANGES IN UNITS:
Beginning units	92,230	102,595	85,128	123,863	240,457	253,805	49,659	44,801
Units purchased	6,891	5,761	6,726	7,565	47,279	38,266	15,776	11,001
Units redeemed	(7,145)	(16,126)	(17,197)	(46,300)	(31,419)	(51,614)	(4,904)	(6,143)

Ending units	91,976	92,230	74,657	85,128	256,317	240,457	60,531	49,659

	NVIE6		NVNMO1		NVNSR2		NVCRA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,292	1,160	9,223	8,828	23,159	26,754	77,158	105,237
Realized gain (loss) on investments	4,810	13,490	105	42,209	204,728	121,947	98,336	82,395
Change in unrealized gain (loss) on investments	(10,041)	(42,296)	82,376	(152,519)	(252,735)	(753,462)	(179,953)	(545,041)
Reinvested capital gains	-	15,906	55,133	96,951	335,562	588,232	267,991	300,583

Net increase (decrease) in contract owners’ equity resulting from operations	2,061	(11,740)	146,837	(4,531)	310,714	(16,529)	263,532	(56,826)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	178	-	16,641	19,155	185,025	245,573	452,710	579,787
Transfers between funds	(4,788)	(13,171)	(7,636)	(206,416)	(51,545)	(8,045)	(322,632)	(205,221)
Surrenders (note 6)	(1,613)	(8,092)	(3,305)	(4,472)	(200,785)	(93,902)	(320,509)	(67,452)
Death benefits (note 4)	-	-	-	-	-	(1,786)	-	-
Net policy repayments (loans) (note 5)	(3,314)	(1,383)	(2,217)	(3,794)	(83,013)	(25,286)	(135,586)	(47,497)
Deductions for surrender charges (note 2d)	(7)	(4,189)	(154)	(478)	(7,270)	(5,905)	(2,882)	(8,249)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,144)	(14,350)	(12,644)	(14,216)	(104,253)	(114,082)	(140,312)	(147,779)
Asset charges (note 3)	(1,172)	(1,603)	(1,999)	(2,423)	(11,312)	(13,019)	(14,928)	(16,244)
Adjustments to maintain reserves	7	(46)	(3)	10	4	(1)	(3)	(4)

Net equity transactions	(22,853)	(42,834)	(11,317)	(212,634)	(273,149)	(16,453)	(484,142)	87,341

Net change in contract owners’ equity	(20,792)	(54,574)	135,520	(217,165)	37,565	(32,982)	(220,610)	30,515
Contract owners’ equity beginning of period	395,669	450,243	1,094,123	1,311,288	3,404,902	3,437,884	3,641,482	3,610,967

Contract owners’ equity end of period	$374,877	395,669	1,229,643	1,094,123	3,442,467	3,404,902	3,420,872	3,641,482

CHANGES IN UNITS:
Beginning units	41,921	46,167	76,170	90,303	206,881	208,011	262,584	256,282
Units purchased	-	-	1,261	1,453	13,185	15,327	49,022	54,245
Units redeemed	(2,453)	(4,246)	(2,076)	(15,586)	(30,105)	(16,457)	(83,888)	(47,943)

Ending units	39,468	41,921	75,355	76,170	189,961	206,881	227,718	262,584

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$49,695	46,452	102,572	110,570	17,397	13,498	182,963	233,060
Realized gain (loss) on investments	9,365	11,330	32,832	220,915	(13,173)	202	173,913	255,381
Change in unrealized gain (loss) on investments	(36,880)	(140,154)	(150,561)	(578,845)	9,499	(35,754)	(331,190)	(1,006,400)
Reinvested capital gains	85,151	61,395	276,418	235,867	21,189	17,845	450,411	449,568

Net increase (decrease) in contract owners’ equity resulting from operations	107,331	(20,977)	261,261	(11,493)	34,912	(4,209)	476,097	(68,391)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	218,746	208,946	401,707	457,308	57,009	54,714	592,623	514,805
Transfers between funds	59,068	12,706	30,609	(966,595)	(27,540)	5,209	(1,253,201)	3,684
Surrenders (note 6)	(36,208)	-	(119,733)	(93,012)	(4)	(5)	(218,894)	(558,345)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	198	(11,642)	40,940	(5,942)	1,187	603	(249,116)	(84,392)
Deductions for surrender charges (note 2d)	(662)	-	(4,815)	(2,392)	(190)	-	(6,082)	(8,843)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(99,011)	(93,997)	(173,971)	(177,029)	(28,892)	(25,704)	(369,885)	(376,338)
Asset charges (note 3)	(8,013)	(7,593)	(16,271)	(17,258)	(2,680)	(2,431)	(28,544)	(32,889)
Adjustments to maintain reserves	5	(10)	(4)	11	(1)	(11)	(7)	(19)

Net equity transactions	134,123	108,410	158,462	(804,909)	(1,111)	32,375	(1,533,106)	(542,337)

Net change in contract owners’ equity	241,454	87,433	419,723	(816,402)	33,801	28,166	(1,057,009)	(610,728)
Contract owners’ equity beginning of period	1,680,313	1,592,880	3,402,719	4,219,121	612,123	583,957	7,759,765	8,370,493

Contract owners’ equity end of period	$1,921,767	1,680,313	3,822,442	3,402,719	645,924	612,123	6,702,756	7,759,765

CHANGES IN UNITS:
Beginning units	121,759	114,207	242,684	297,463	46,960	44,508	556,849	594,818
Units purchased	17,232	16,062	35,803	36,414	8,114	4,628	47,174	53,719
Units redeemed	(7,970)	(8,510)	(24,458)	(91,193)	(7,797)	(2,176)	(153,732)	(91,688)

Ending units	131,021	121,759	254,029	242,684	47,277	46,960	450,291	556,849

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$397,102	517,412	15,596	17,269	25,964	22,400	11,434	4,977
Realized gain (loss) on investments	(33,328)	585,795	4,690	9,848	24	3,068	(909)	(1,860)
Change in unrealized gain (loss) on investments	(486,892)	(2,911,090)	(12,665)	(58,537)	5,825	(34,087)	(3,497)	(6,315)
Reinvested capital gains	1,226,651	1,632,812	24,435	26,474	1,255	3,537	1,245	1,537

Net increase (decrease) in contract owners’ equity resulting from operations	1,103,533	(175,071)	32,056	(4,946)	33,068	(5,082)	8,273	(1,661)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	915,664	1,194,064	37,916	27,953	34,515	45,264	29,529	18,577
Transfers between funds	(436,965)	(1,857,615)	(105,414)	72,525	224,223	1,202	72,902	130,727
Surrenders (note 6)	(606,979)	(1,079,348)	-	(124,160)	(29,007)	(12,231)	-	(778)
Death benefits (note 4)	(50,628)	(2,958)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	122,075	(390,723)	365	36,711	(49,660)	(31,781)	6,084	3,603
Deductions for surrender charges (note 2d)	(36,722)	(48,527)	-	(3,084)	(10,693)	(1,276)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(614,522)	(698,101)	(38,095)	(40,127)	(31,659)	(32,897)	(13,131)	(8,433)
Asset charges (note 3)	(56,150)	(71,658)	(2,547)	(3,033)	(3,035)	(3,156)	(1,022)	(697)
Adjustments to maintain reserves	(4)	10	-	3	(2)	4	7	-

Net equity transactions	(764,231)	(2,954,856)	(107,775)	(33,212)	134,682	(34,871)	94,369	142,999

Net change in contract owners’ equity	339,302	(3,129,927)	(75,719)	(38,158)	167,750	(39,953)	102,642	141,338
Contract owners’ equity beginning of period	14,785,114	17,915,041	642,551	680,709	719,076	759,029	263,715	122,377

Contract owners’ equity end of period	$15,124,416	14,785,114	566,832	642,551	886,826	719,076	366,357	263,715

CHANGES IN UNITS:
Beginning units	1,062,039	1,268,509	47,253	49,619	52,835	55,369	17,850	8,257
Units purchased	94,172	100,540	4,548	6,631	18,547	3,814	7,059	10,341
Units redeemed	(147,357)	(307,010)	(12,474)	(8,997)	(9,528)	(6,348)	(996)	(748)

Ending units	1,008,854	1,062,039	39,327	47,253	61,854	52,835	23,913	17,850

	TRF		GBF		GVIX2		GVIDA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$35,956	33,510	56,825	52,900	12,773	13,288	141,814	124,090
Realized gain (loss) on investments	229,948	133,679	(34,265)	(12,051)	(24,621)	(2,595)	329,647	344,589
Change in unrealized gain (loss) on investments	8,308	(141,310)	4,315	(43,656)	8,100	(23,479)	(331,899)	(559,725)
Reinvested capital gains	-	-	-	-	-	-	659,344	-

Net increase (decrease) in contract owners’ equity resulting from operations	274,212	25,879	26,875	(2,807)	(3,748)	(12,786)	798,906	(91,046)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	149,929	181,587	228,723	284,760	16,680	20,994	647,130	758,667
Transfers between funds	(51,848)	(37,321)	2,954	6,669	4,973	70,550	(268,099)	(305,043)
Surrenders (note 6)	(187,028)	(103,805)	(147,919)	(126,126)	(115,993)	(2,026)	(198,414)	(207,688)
Death benefits (note 4)	-	(1,811)	-	(1,344)	-	-	(2,417)	-
Net policy repayments (loans) (note 5)	(96,492)	(42,134)	(10,173)	(18,363)	18,383	7,343	(171,834)	33,509
Deductions for surrender charges (note 2d)	(7,853)	(6,769)	(5,141)	(6,804)	(3,197)	(357)	(10,892)	(10,890)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,647)	(119,708)	(124,022)	(127,159)	(14,941)	(15,239)	(313,070)	(354,864)
Asset charges (note 3)	(8,349)	(10,657)	(10,540)	(12,060)	(1,301)	(1,672)	(29,852)	(36,189)
Adjustments to maintain reserves	(10)	(9)	4	-	(1)	(7)	219	(35)

Net equity transactions	(309,298)	(140,627)	(66,114)	(427)	(95,397)	79,586	(347,229)	(122,533)

Net change in contract owners’ equity	(35,086)	(114,748)	(39,239)	(3,234)	(99,145)	66,800	451,677	(213,579)
Contract owners’ equity beginning of period	2,650,664	2,765,412	2,947,738	2,950,972	607,110	540,310	8,465,651	8,679,230

Contract owners’ equity end of period	$2,615,578	2,650,664	2,908,499	2,947,738	507,965	607,110	8,917,328	8,465,651

CHANGES IN UNITS:
Beginning units	139,357	146,750	201,463	201,465	65,877	57,891	457,726	464,591
Units purchased	8,975	9,994	20,723	23,388	3,590	10,133	36,972	44,199
Units redeemed	(24,879)	(17,387)	(24,868)	(23,390)	(14,759)	(2,147)	(54,249)	(51,064)

Ending units	123,453	139,357	197,318	201,463	54,708	65,877	440,449	457,726

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$9,312	14,671	7,222	6,652	17,096	16,298	502,337	431,582
Realized gain (loss) on investments	57,177	7,294	7,186	22,364	(2,276)	1,204	348,692	623,888
Change in unrealized gain (loss) on investments	(46,282)	(43,466)	(1,552)	(48,427)	4,720	(47,193)	(483,290)	(2,224,696)
Reinvested capital gains	20,984	19,021	15,761	15,858	19,233	33,170	1,441,626	1,091,270

Net increase (decrease) in contract owners’ equity resulting from operations	41,191	(2,480)	28,617	(3,553)	38,773	3,479	1,809,365	(77,956)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,466	68,128	17,463	22,836	50,283	48,979	850,874	847,610
Transfers between funds	17,397	13,572	1,907	8,083	(96,343)	(4,195)	(265,486)	(347,223)
Surrenders (note 6)	(3,440)	-	(28,697)	(40,429)	-	(74,506)	(289,210)	(723,702)
Death benefits (note 4)	(458,644)	-	-	-	(11,734)	(27,408)	(14,996)	(7,249)
Net policy repayments (loans) (note 5)	(3,123)	(6,111)	(5,129)	(7,311)	1,491	(5,341)	(12,350)	(1,546)
Deductions for surrender charges (note 2d)	(555)	-	(1,453)	(2,102)	-	(3,014)	(9,496)	(16,107)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,599)	(36,109)	(18,940)	(21,592)	(52,328)	(57,785)	(849,974)	(894,268)
Asset charges (note 3)	(2,553)	(2,993)	(1,724)	(2,184)	(3,133)	(4,006)	(61,075)	(77,513)
Adjustments to maintain reserves	9	(8)	(11)	11	18	15	5	(4)

Net equity transactions	(445,042)	36,479	(36,584)	(42,688)	(111,746)	(127,261)	(651,708)	(1,220,002)

Net change in contract owners’ equity	(403,851)	33,999	(7,967)	(46,241)	(72,973)	(123,782)	1,157,657	(1,297,958)
Contract owners’ equity beginning of period	858,162	824,163	415,321	461,562	927,107	1,050,889	25,926,536	27,224,494

Contract owners’ equity end of period	$454,311	858,162	407,354	415,321	854,134	927,107	27,084,193	25,926,536

CHANGES IN UNITS:
Beginning units	51,374	49,253	21,844	24,147	62,329	70,838	1,504,455	1,574,486
Units purchased	2,993	4,799	1,076	1,637	3,450	3,443	50,520	51,400
Units redeemed	(28,782)	(2,678)	(3,034)	(3,940)	(10,704)	(11,952)	(88,115)	(121,431)

Ending units	25,585	51,374	19,886	21,844	55,075	62,329	1,466,860	1,504,455

	GVDMA		GVDMC		MCIF		SAM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$737,281	655,257	28,437	23,513	43,696	36,717	377	-
Realized gain (loss) on investments	2,029,137	1,994,247	17,215	57,998	46,494	71,292	-	-
Change in unrealized gain (loss) on investments	(2,454,853)	(3,798,109)	(16,812)	(148,841)	221,892	(406,706)	-	-
Reinvested capital gains	3,106,092	847,339	53,295	71,689	314,813	220,706	124	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,417,657	(301,266)	82,135	4,359	626,895	(77,991)	501	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,669,784	3,167,802	139,212	87,039	241,630	290,898	446,754	609,710
Transfers between funds	(2,515,938)	(819,529)	61,247	(5,887)	183,609	887	1,022,965	2,392,270
Surrenders (note 6)	(2,107,793)	(2,718,689)	(59,047)	(199,759)	(284,059)	(155,486)	(1,801,589)	(3,336,069)
Death benefits (note 4)	(313,220)	(40,163)	-	-	-	-	(14,229)	-
Net policy repayments (loans) (note 5)	(8,647)	2,277	1,017	5,494	(512)	7,964	(104,049)	1,427,134
Deductions for surrender charges (note 2d)	(109,179)	(122,545)	(590)	(27,531)	(6,872)	(20,397)	(46,574)	(135,435)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,445,257)	(1,635,969)	(104,933)	(104,465)	(110,689)	(105,313)	(443,244)	(622,374)
Asset charges (note 3)	(137,801)	(167,074)	(4,248)	(5,552)	(10,425)	(11,281)	(35,146)	(47,986)
Adjustments to maintain reserves	243	(17)	(3)	(4)	12	(10)	-	(3)

Net equity transactions	(3,967,808)	(2,333,907)	32,655	(250,665)	12,694	7,262	(975,112)	287,247

Net change in contract owners’ equity	(550,151)	(2,635,173)	114,790	(246,306)	639,589	(70,729)	(974,611)	287,247
Contract owners’ equity beginning of period	42,903,772	45,538,945	1,370,254	1,616,560	3,217,238	3,287,967	6,662,806	6,375,559

Contract owners’ equity end of period	$42,353,621	42,903,772	1,485,044	1,370,254	3,856,827	3,217,238	5,688,195	6,662,806

CHANGES IN UNITS:
Beginning units	2,370,910	2,498,172	84,257	99,372	132,864	132,344	580,279	555,262
Units purchased	144,640	159,761	9,222	5,601	13,671	13,984	156,518	252,696
Units redeemed	(358,022)	(287,023)	(7,090)	(20,716)	(14,122)	(13,464)	(241,437)	(227,679)

Ending units	2,157,528	2,370,910	86,389	84,257	132,413	132,864	495,360	580,279

	SAM5		NVMIG1		GVDIVI		NVMLG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$258	-	30,137	17,181	35,820	15,917	34,630	22,241
Realized gain (loss) on investments	-	-	(67,905)	(19,463)	(19,770)	(26,094)	181,100	135,749
Change in unrealized gain (loss) on investments	-	-	(55,704)	(149,416)	48,022	(50,428)	(719,200)	(405,223)
Reinvested capital gains	18	-	45,501	141,761	-	-	592,194	395,856

Net increase (decrease) in contract owners’ equity resulting from operations	276	-	(47,971)	(9,937)	64,072	(60,605)	88,724	148,623

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,817,735	1,423,521	146,573	191,123	66,617	73,772	158,497	240,296
Transfers between funds	(2,191,010)	(860,510)	(24,290)	(30,291)	19,236	12,275	(320,941)	249,633
Surrenders (note 6)	(73,395)	(26,819)	(199,276)	(105,740)	(26,677)	(154,893)	(231,544)	(205,786)
Death benefits (note 4)	-	-	-	(2,045)	-	(452)	(5,080)	(4,373)
Net policy repayments (loans) (note 5)	1,869	31,786	(43,572)	(4,487)	8,771	52,937	(34,371)	(44,894)
Deductions for surrender charges (note 2d)	(4)	(652)	(9,203)	(6,151)	(1,466)	(5,180)	(10,522)	(17,087)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,005)	(76,984)	(90,840)	(105,636)	(43,460)	(53,111)	(137,900)	(162,768)
Asset charges (note 3)	(5,485)	(4,149)	(6,646)	(9,056)	(3,209)	(4,798)	(11,468)	(15,041)
Adjustments to maintain reserves	8	(3)	7	(15)	6	6	6	(1)

Net equity transactions	(525,287)	486,190	(227,247)	(72,298)	19,818	(79,444)	(593,323)	39,979

Net change in contract owners’ equity	(525,011)	486,190	(275,218)	(82,235)	83,890	(140,049)	(504,599)	188,602
Contract owners’ equity beginning of period	880,230	394,040	2,267,980	2,350,215	1,145,647	1,285,696	4,608,799	4,420,197

Contract owners’ equity end of period	$355,219	880,230	1,992,762	2,267,980	1,229,537	1,145,647	4,104,200	4,608,799

CHANGES IN UNITS:
Beginning units	88,023	39,404	232,674	239,927	132,572	141,163	277,817	275,599
Units purchased	182,437	204,109	18,879	20,187	12,100	10,521	11,853	32,752
Units redeemed	(234,949)	(155,490)	(42,682)	(27,440)	(9,458)	(19,112)	(47,571)	(30,534)

Ending units	35,511	88,023	208,871	232,674	135,214	132,572	242,099	277,817

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$32,144	22,536	-	-	949	284	43,085	38,290
Realized gain (loss) on investments	21,824	116,675	104,562	158,824	(389)	(13,122)	42,227	73,365
Change in unrealized gain (loss) on investments	24,406	(380,587)	(258,646)	(691,067)	2,492	8,852	149,611	(531,170)
Reinvested capital gains	190,989	194,673	343,162	508,573	2,929	1,949	279,521	331,044

Net increase (decrease) in contract owners’ equity resulting from operations	269,363	(46,703)	189,078	(23,670)	5,981	(2,037)	514,444	(88,471)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	87,205	125,425	134,804	200,732	16,240	8,017	142,058	162,530
Transfers between funds	(101,520)	(79,921)	75,533	265,385	40,874	(62,105)	(15,485)	350,092
Surrenders (note 6)	(39,213)	(186,712)	(333,898)	(154,900)	-	-	(292,600)	(134,373)
Death benefits (note 4)	-	(10,488)	-	(1,179)	-	-	-	(1,669)
Net policy repayments (loans) (note 5)	1,726	(16,398)	(38,892)	(30,813)	(2,818)	22	(9,543)	(10,537)
Deductions for surrender charges (note 2d)	(2,115)	(5,781)	(10,739)	(8,909)	-	-	(7,441)	(8,346)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(63,719)	(71,125)	(121,945)	(142,037)	(3,520)	(2,246)	(107,587)	(108,606)
Asset charges (note 3)	(5,166)	(6,880)	(9,501)	(12,639)	(221)	(183)	(9,440)	(10,641)
Adjustments to maintain reserves	(5)	8	(1)	9	1	13	5	(11)

Net equity transactions	(122,807)	(251,872)	(304,639)	115,649	50,556	(56,482)	(300,033)	238,439

Net change in contract owners’ equity	146,556	(298,575)	(115,561)	91,979	56,537	(58,519)	214,411	149,968
Contract owners’ equity beginning of period	1,717,050	2,015,625	3,257,423	3,165,444	20,621	79,140	3,040,203	2,890,235

Contract owners’ equity end of period	$1,863,606	1,717,050	3,141,862	3,257,423	77,158	20,621	3,254,614	3,040,203

CHANGES IN UNITS:
Beginning units	116,434	132,374	202,652	196,566	1,255	4,684	164,489	151,863
Units purchased	6,815	9,555	15,269	26,363	3,112	730	8,545	27,851
Units redeemed	(14,635)	(25,495)	(34,328)	(20,277)	(378)	(4,159)	(23,289)	(15,225)

Ending units	108,614	116,434	183,593	202,652	3,989	1,255	149,745	164,489

	SCGF		SCVF		SCF		MSBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	8,355	7,964	6,636	7,830	77,722	48,817
Realized gain (loss) on investments	998	167,172	42,055	70,944	104,342	188,773	24,934	17,435
Change in unrealized gain (loss) on investments	(165,598)	(259,988)	133,080	(265,172)	20,829	(433,944)	91,119	(138,094)
Reinvested capital gains	255,214	150,392	128,801	116,165	301,793	208,774	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	90,614	57,576	312,291	(70,099)	433,600	(28,567)	193,775	(71,842)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	75,912	122,591	47,678	59,055	95,543	116,558	123,548	153,008
Transfers between funds	19,010	(172,084)	138,045	(29,589)	(6,719)	(160,264)	108,093	1,968
Surrenders (note 6)	(42,746)	(330,740)	(32,813)	(24,819)	(171,617)	(63,615)	(265,336)	(22,963)
Death benefits (note 4)	-	-	-	-	-	(597)	-	(7,845)
Net policy repayments (loans) (note 5)	597	(3,057)	(15,597)	(9,200)	23,874	(12,717)	12,444	14,041
Deductions for surrender charges (note 2d)	(1,390)	(2,730)	(1,268)	(5,556)	(2,938)	(6,221)	(8,112)	(562)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,454)	(55,303)	(39,399)	(40,857)	(75,939)	(86,951)	(101,782)	(104,091)
Asset charges (note 3)	(3,667)	(4,975)	(3,824)	(4,424)	(6,454)	(8,579)	(8,422)	(9,202)
Adjustments to maintain reserves	(4)	13	(2)	(12)	(87)	(5)	3	4

Net equity transactions	(1,742)	(446,285)	92,820	(55,402)	(144,337)	(222,391)	(139,564)	24,358

Net change in contract owners’ equity	88,872	(388,709)	405,111	(125,501)	289,263	(250,958)	54,211	(47,484)
Contract owners’ equity beginning of period	1,140,528	1,529,237	1,075,776	1,201,277	1,972,019	2,222,977	2,403,404	2,450,888

Contract owners’ equity end of period	$1,229,400	1,140,528	1,480,887	1,075,776	2,261,282	1,972,019	2,457,615	2,403,404

CHANGES IN UNITS:
Beginning units	62,133	83,939	52,131	54,707	94,166	104,414	159,345	157,797
Units purchased	5,509	6,670	9,709	3,363	5,964	6,192	12,801	16,949
Units redeemed	(5,803)	(28,476)	(4,855)	(5,939)	(12,222)	(16,440)	(22,174)	(15,401)

Ending units	61,839	62,133	56,985	52,131	87,908	94,166	149,972	159,345

	NVSTB1		NVSTB2		NVOLG1		NVIDAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,731	1,899	12,962	13,255	110,001	96,955	10,848	7,518
Realized gain (loss) on investments	(554)	(414)	(553)	553	332,324	576,503	2,849	4,553
Change in unrealized gain (loss) on investments	1,820	(1,680)	6,648	(17,108)	(3,249,429)	(2,208,594)	(4,161)	(17,456)
Reinvested capital gains	-	-	-	-	3,331,474	2,299,479	42,428	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,997	(195)	19,057	(3,300)	524,370	764,343	51,964	(5,385)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,522	16,906	15,134	16,659	827,049	866,337	163,745	183,701
Transfers between funds	(22,310)	26,671	9,053	97,107	14,503	(518,969)	11,866	32,979
Surrenders (note 6)	(7,313)	(18,216)	(34,113)	(577,910)	(853,983)	(665,873)	-	(554)
Death benefits (note 4)	-	-	-	-	(17,574)	(15,091)	-	-
Net policy repayments (loans) (note 5)	-	-	40,161	575,949	(23,279)	(80,834)	(2)	(5,535)
Deductions for surrender charges (note 2d)	-	-	(4,490)	(13,488)	(25,699)	(64,725)	(377)	(1,060)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,401)	(8,610)	(38,187)	(34,332)	(577,660)	(632,811)	(57,632)	(51,705)
Asset charges (note 3)	(558)	(355)	(2,179)	(2,449)	(43,416)	(54,809)	(3,762)	(2,663)
Adjustments to maintain reserves	-	5	35	(2)	16	16	(4)	9

Net equity transactions	(16,060)	16,401	(14,586)	61,534	(700,043)	(1,166,759)	113,834	155,172

Net change in contract owners’ equity	(13,063)	16,206	4,471	58,234	(175,673)	(402,416)	165,798	149,787
Contract owners’ equity beginning of period	101,431	85,225	781,881	723,647	14,988,613	15,391,029	451,337	301,550

Contract owners’ equity end of period	$88,368	101,431	786,352	781,881	14,812,940	14,988,613	617,135	451,337

CHANGES IN UNITS:
Beginning units	9,858	8,276	68,178	62,885	581,611	627,642	32,409	21,483
Units purchased	3,450	4,209	7,393	15,586	46,698	34,127	12,455	15,350
Units redeemed	(4,949)	(2,627)	(8,670)	(10,293)	(73,660)	(80,158)	(4,403)	(4,424)

Ending units	8,359	9,858	66,901	68,178	554,649	581,611	40,461	32,409

	NVDBLP		NVDCAP		NVIDCP		NVIDMP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,988	4,362	6,581	4,452	3,670	2,658	36,905	29,340
Realized gain (loss) on investments	1,194	1,421	(903)	4,036	(1,226)	(58)	11,132	8,184
Change in unrealized gain (loss) on investments	3,688	(11,338)	5,832	(20,240)	843	(5,812)	(23,442)	(107,875)
Reinvested capital gains	6,257	4,889	12,713	8,497	3,119	3,502	93,371	61,680

Net increase (decrease) in contract owners’ equity resulting from operations	17,127	(666)	24,223	(3,255)	6,406	290	117,966	(8,671)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	97,135	77,450	72,312	88,839	51,042	52,761	274,278	447,412
Transfers between funds	3,268	5,265	32,753	16,839	(8,617)	15,918	(35,607)	11,827
Surrenders (note 6)	(5,107)	-	(93)	-	(687)	-	(756)	(90)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,854)	24	(2,364)	7,673	(38)	(2,151)	(2,804)	600
Deductions for surrender charges (note 2d)	(1,857)	(240)	(645)	(1,351)	(1,933)	-	(586)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,145)	(36,301)	(31,911)	(25,111)	(11,969)	(10,643)	(116,002)	(106,840)
Asset charges (note 3)	(2,017)	(1,667)	(2,319)	(1,726)	(744)	(528)	(10,937)	(9,432)
Adjustments to maintain reserves	2	(3)	(9)	11	2	(6)	-	3

Net equity transactions	42,425	44,528	67,724	85,174	27,056	55,351	107,586	343,480

Net change in contract owners’ equity	59,552	43,862	91,947	81,919	33,462	55,641	225,552	334,809
Contract owners’ equity beginning of period	236,451	192,589	246,531	164,612	154,452	98,811	1,592,255	1,257,446

Contract owners’ equity end of period	$296,003	236,451	338,478	246,531	187,914	154,452	1,817,807	1,592,255

CHANGES IN UNITS:
Beginning units	19,264	15,689	18,883	12,559	13,767	8,847	125,261	98,769
Units purchased	8,024	6,652	7,922	8,571	4,829	6,101	22,877	38,422
Units redeemed	(4,626)	(3,077)	(2,788)	(2,247)	(2,544)	(1,181)	(14,838)	(11,930)

Ending units	22,662	19,264	24,017	18,883	16,052	13,767	133,300	125,261

	NVDMAP		NVDMCP		NVTIV3		EIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$20,863	14,465	5,283	4,056	40,363	41,562	84,463	54,058
Realized gain (loss) on investments	5,891	8,003	(425)	185	(96,276)	688	303,192	181,277
Change in unrealized gain (loss) on investments	(20,529)	(43,764)	(397)	(15,073)	40,897	(229,945)	137,157	(453,306)
Reinvested capital gains	76,825	14,534	8,791	10,803	27,674	101,785	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,050	(6,762)	13,252	(29)	12,658	(85,910)	524,812	(217,971)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	280,315	290,564	50,317	53,591	150,557	189,325	156,399	184,043
Transfers between funds	23,315	10,067	693	(14)	(32,108)	38,783	(144,025)	(61,639)
Surrenders (note 6)	(10,397)	(1,393)	(938)	-	(172,555)	(102,234)	(289,799)	(113,673)
Death benefits (note 4)	-	-	-	-	-	(1,933)	-	(879)
Net policy repayments (loans) (note 5)	(156)	(379)	(300)	-	(38,875)	7,903	(18,950)	(27,808)
Deductions for surrender charges (note 2d)	(7,432)	(1,632)	(3,823)	-	(7,011)	(5,989)	(6,799)	(8,846)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(101,134)	(89,854)	(20,117)	(20,354)	(80,855)	(96,862)	(114,131)	(130,074)
Asset charges (note 3)	(6,400)	(5,078)	(1,423)	(1,219)	(6,157)	(8,505)	(8,903)	(12,014)
Adjustments to maintain reserves	(97)	5	(11)	5	5	(10)	(11)	(4)

Net equity transactions	178,014	202,300	24,398	32,009	(186,999)	20,478	(426,219)	(170,894)

Net change in contract owners’ equity	261,064	195,538	37,650	31,980	(174,341)	(65,432)	98,593	(388,865)
Contract owners’ equity beginning of period	829,139	633,601	212,041	180,061	2,080,216	2,145,648	3,185,945	3,574,810

Contract owners’ equity end of period	$1,090,203	829,139	249,691	212,041	1,905,875	2,080,216	3,284,538	3,185,945

CHANGES IN UNITS:
Beginning units	62,008	47,106	17,737	15,086	135,204	134,015	175,696	184,724
Units purchased	22,354	22,472	4,180	4,440	11,847	14,503	9,771	11,319
Units redeemed	(9,313)	(7,570)	(2,182)	(1,789)	(24,545)	(13,314)	(31,817)	(20,347)

Ending units	75,049	62,008	19,735	17,737	122,506	135,204	153,650	175,696

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$86,699	119,453	814	577	2,568	2,211	3,419	2,320
Realized gain (loss) on investments	(312,675)	(128,284)	(205)	(1,058)	(789)	2,011	(4,442)	(367)
Change in unrealized gain (loss) on investments	180,996	(888,796)	2,944	(1,316)	10,582	(6,712)	18,920	(27,790)
Reinvested capital gains	345,743	656,482	299	1,098	2,134	1,382	30,771	15,048

Net increase (decrease) in contract owners’ equity resulting from operations	300,763	(241,145)	3,852	(699)	14,495	(1,108)	48,668	(10,789)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	241,646	349,206	26,859	12,459	60,987	27,665	41,450	22,404
Transfers between funds	(89,648)	(131,819)	2,112	3,469	11,717	(2,789)	178,254	52,805
Surrenders (note 6)	(275,895)	(339,237)	-	(10,584)	-	-	(2,479)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	16,528	(64,160)	-	-	333	-	(939)	(461)
Deductions for surrender charges (note 2d)	(11,292)	(23,318)	-	(736)	-	(239)	(93)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(183,871)	(205,420)	(1,280)	(1,086)	(15,711)	(12,599)	(13,421)	(8,386)
Asset charges (note 3)	(14,648)	(17,997)	(148)	(101)	(1,090)	(814)	(912)	(775)
Adjustments to maintain reserves	(9)	3	6	(9)	(1)	(1)	9	(1)

Net equity transactions	(317,189)	(432,742)	27,549	3,412	56,235	11,223	201,869	65,586

Net change in contract owners’ equity	(16,426)	(673,887)	31,401	2,713	70,730	10,115	250,537	54,797
Contract owners’ equity beginning of period	4,215,543	4,889,430	20,826	18,113	114,750	104,635	206,803	152,006

Contract owners’ equity end of period	$4,199,117	4,215,543	52,227	20,826	185,480	114,750	457,340	206,803

CHANGES IN UNITS:
Beginning units	282,782	310,416	1,816	1,532	10,163	9,110	16,400	11,466
Units purchased	18,255	28,547	2,387	1,366	6,645	4,337	15,126	5,665
Units redeemed	(38,636)	(56,181)	(120)	(1,082)	(1,732)	(3,284)	(1,520)	(731)

Ending units	262,401	282,782	4,083	1,816	15,076	10,163	30,006	16,400

	GVEX1		AMTB		AMMCGS		AMSRS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$68,936	52,368	13,424	21,011	-	-	5,262	5,511
Realized gain (loss) on investments	58,285	27,542	(12,691)	(5,301)	(566)	(21)	78,461	121,984
Change in unrealized gain (loss) on investments	149,299	(90,982)	16,328	(13,808)	(1,354)	(9,251)	(48,255)	(217,964)
Reinvested capital gains	59,621	35,744	-	-	11,119	-	27,018	87,125

Net increase (decrease) in contract owners’ equity resulting from operations	336,141	24,672	17,061	1,902	9,199	(9,272)	62,486	(3,344)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	508,610	1,246,087	63,526	81,185	8,067	1,038	43,460	71,615
Transfers between funds	793,093	502,488	639,743	173,602	(1,300)	227,729	(212,191)	(144,040)
Surrenders (note 6)	(488,250)	(6,845)	(59,098)	(17,763)	(152)	-	(20,838)	(57,795)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,416)	(8,686)	(39,538)	(50,217)	(823)	(541)	2,458	13,240
Deductions for surrender charges (note 2d)	(6,335)	(3,369)	(1,968)	(2,310)	(4)	-	-	(2,361)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(146,997)	(107,549)	(59,498)	(60,803)	(5,725)	(938)	(32,715)	(42,578)
Asset charges (note 3)	(12,930)	(10,070)	(4,252)	(5,099)	(587)	(113)	(2,538)	(3,770)
Adjustments to maintain reserves	4	(4)	(5)	(3)	4	3	20	(1)

Net equity transactions	642,779	1,612,052	538,910	118,592	(520)	227,178	(222,344)	(165,690)

Net change in contract owners’ equity	978,920	1,636,724	555,971	120,494	8,679	217,906	(159,858)	(169,034)
Contract owners’ equity beginning of period	2,791,960	1,155,236	1,381,847	1,261,353	217,906	-	933,435	1,102,469

Contract owners’ equity end of period	$3,770,880	2,791,960	1,937,818	1,381,847	226,585	217,906	773,577	933,435

CHANGES IN UNITS:
Beginning units	205,693	86,100	113,447	103,745	22,699	-	43,391	51,011
Units purchased	73,357	129,720	57,970	23,228	883	22,877	2,374	3,479
Units redeemed	(30,257)	(10,127)	(14,242)	(13,526)	(922)	(178)	(13,033)	(11,099)

Ending units	248,793	205,693	157,175	113,447	22,660	22,699	32,732	43,391

	NOTB3		NOTG3		NOTMG3		ALVSVA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,943	830	2,263	1,611	1,884	1,219	10,677	15,092
Realized gain (loss) on investments	(692)	(44)	(1,020)	2,945	(748)	89	(1,633)	85,089
Change in unrealized gain (loss) on investments	4,946	(6,042)	5,971	(15,259)	6,002	(10,326)	295,274	(514,416)
Reinvested capital gains	-	1,658	-	539	-	2,118	100,316	306,755

Net increase (decrease) in contract owners’ equity resulting from operations	6,197	(3,598)	7,214	(10,164)	7,138	(6,900)	404,634	(107,480)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	64,292	29,794	35,293	30,312	35,816	37,524	127,596	194,807
Transfers between funds	10,220	22,564	2,599	(5,233)	10,095	16,738	4,702	167,482
Surrenders (note 6)	(470)	-	-	-	-	-	(11,886)	(144,802)
Death benefits (note 4)	-	-	-	-	-	-	(80,565)	(2,648)
Net policy repayments (loans) (note 5)	-	-	(141)	(29,750)	-	-	(16,115)	(24,188)
Deductions for surrender charges (note 2d)	(1,526)	-	(314)	-	-	-	(3,749)	(2,805)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,788)	(7,275)	(12,304)	(10,279)	(16,702)	(13,610)	(47,500)	(43,181)
Asset charges (note 3)	(810)	(383)	(930)	(881)	(902)	(646)	(4,898)	(4,518)
Adjustments to maintain reserves	4	(6)	-	16	(3)	1	7	4

Net equity transactions	61,922	44,694	24,203	(15,815)	28,304	40,007	(32,408)	140,151

Net change in contract owners’ equity	68,119	41,096	31,417	(25,979)	35,442	33,107	372,226	32,671
Contract owners’ equity beginning of period	83,021	41,925	116,904	142,883	103,654	70,547	1,917,385	1,884,714

Contract owners’ equity end of period	$151,140	83,021	148,321	116,904	139,096	103,654	2,289,611	1,917,385

CHANGES IN UNITS:
Beginning units	8,177	3,942	11,663	12,941	10,119	6,442	108,949	101,218
Units purchased	7,066	6,105	3,777	3,497	4,354	4,992	15,257	17,508
Units redeemed	(1,202)	(1,870)	(1,415)	(4,775)	(1,680)	(1,315)	(20,200)	(9,777)

Ending units	14,041	8,177	14,025	11,663	12,793	10,119	104,006	108,949

	ACVIP2		ACVMV1		DVSCS		DCAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$30,205	55,501	57,710	47,840	29,507	24,902	24,838	28,187
Realized gain (loss) on investments	(30,002)	(220,407)	206,799	99,186	195,799	176,249	12,557	112,557
Change in unrealized gain (loss) on investments	61,382	107,808	291,281	(308,970)	243,275	(497,496)	(140,340)	(259,994)
Reinvested capital gains	12,306	-	153,045	128,329	279,719	222,004	217,702	86,487

Net increase (decrease) in contract owners’ equity resulting from operations	73,891	(57,098)	708,835	(33,615)	748,300	(74,341)	114,757	(32,763)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	68,703	94,566	249,878	180,887	264,339	185,116	74,283	119,443
Transfers between funds	(39,669)	(767,500)	514,403	354,946	(47,729)	(105,066)	(17,263)	(236,778)
Surrenders (note 6)	(56,651)	(318,151)	(394,495)	(181,501)	(281,429)	(210,242)	(53,022)	(22,164)
Death benefits (note 4)	-	(64,648)	-	-	(5,152)	(3,925)	-	-
Net policy repayments (loans) (note 5)	(5,721)	42,678	(71,083)	13,525	(19,560)	(2,108)	(677)	(18,232)
Deductions for surrender charges (note 2d)	(344)	(7,029)	(7,957)	(6,446)	(8,252)	(19,954)	(1,417)	(1,527)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(71,089)	(116,561)	(114,583)	(95,672)	(112,538)	(122,416)	(46,964)	(53,401)
Asset charges (note 3)	(4,875)	(10,142)	(10,164)	(9,040)	(9,928)	(12,364)	(4,625)	(6,038)
Adjustments to maintain reserves	(10)	3	(215)	-	85	(13)	6	(1)

Net equity transactions	(109,656)	(1,146,784)	165,784	256,699	(220,164)	(290,972)	(49,679)	(218,698)

Net change in contract owners’ equity	(35,765)	(1,203,882)	874,619	223,084	528,136	(365,313)	65,078	(251,461)
Contract owners’ equity beginning of period	1,760,505	2,964,387	2,992,192	2,769,108	3,235,789	3,601,102	1,513,325	1,764,786

Contract owners’ equity end of period	$1,724,740	1,760,505	3,866,811	2,992,192	3,763,925	3,235,789	1,578,403	1,513,325

CHANGES IN UNITS:
Beginning units	123,528	202,867	111,202	101,437	140,695	152,932	75,586	85,970
Units purchased	5,338	7,458	22,272	15,724	7,763	9,742	4,199	11,122
Units redeemed	(12,934)	(86,797)	(16,501)	(5,959)	(18,287)	(21,979)	(6,723)	(21,506)

Ending units	115,932	123,528	116,973	111,202	130,171	140,695	73,062	75,586

	FQB		FNRS2		FEIS		FF10S
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$41,445	61,374	14,097	29,171	105,001	137,060	12,301	16,605
Realized gain (loss) on investments	(3,373)	(7,357)	(56,571)	(67,114)	142,514	218,481	22,939	10,306
Change in unrealized gain (loss) on investments	6,669	(52,185)	849,099	(711,259)	200,686	(953,919)	(9,244)	(32,270)
Reinvested capital gains	-	-	-	89,970	277,037	417,270	21,942	2,763

Net increase (decrease) in contract owners’ equity resulting from operations	44,741	1,832	806,625	(659,232)	725,238	(181,108)	47,938	(2,596)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	59,403	94,968	270,819	177,753	375,541	319,095	29,379	27,137
Transfers between funds	(34,788)	(464,218)	46,805	202,847	323,564	(100,119)	(62,357)	(6)
Surrenders (note 6)	(64,914)	(11,548)	(213,325)	(68,054)	(219,348)	(116,353)	(16,150)	-
Death benefits (note 4)	-	(64,681)	(4,787)	-	-	(3,838)	-	-
Net policy repayments (loans) (note 5)	3,547	49,052	6,381	(6,492)	(103,131)	(74,031)	(22)	(388)
Deductions for surrender charges (note 2d)	(5,643)	(510)	(6,579)	(29,940)	(5,907)	(9,337)	(23,762)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,659)	(54,078)	(101,359)	(107,309)	(185,186)	(188,207)	(47,289)	(52,706)
Asset charges (note 3)	(3,599)	(4,895)	(7,995)	(9,233)	(13,605)	(15,882)	(3,196)	(3,636)
Adjustments to maintain reserves	7	(4)	39	(19)	16	(6)	130	(3)

Net equity transactions	(89,646)	(455,914)	(10,001)	159,553	171,944	(188,678)	(123,267)	(29,602)

Net change in contract owners’ equity	(44,905)	(454,082)	796,624	(499,679)	897,182	(369,786)	(75,329)	(32,198)
Contract owners’ equity beginning of period	1,164,827	1,618,909	2,579,169	3,078,848	4,212,824	4,582,610	949,984	982,182

Contract owners’ equity end of period	$1,119,922	1,164,827	3,375,793	2,579,169	5,110,006	4,212,824	874,655	949,984

CHANGES IN UNITS:
Beginning units	73,726	102,217	164,457	155,584	238,610	248,943	53,504	55,145
Units purchased	5,163	6,863	18,364	24,585	39,535	19,532	1,636	1,510
Units redeemed	(10,616)	(35,354)	(21,592)	(15,712)	(32,666)	(29,865)	(8,348)	(3,151)

Ending units	68,273	73,726	161,229	164,457	245,479	238,610	46,792	53,504

	FF20S		FF30S		FGS		FIGBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$39,382	48,877	47,837	50,224	-	5,930	108,496	115,175
Realized gain (loss) on investments	76,991	110,337	38,693	105,371	212,655	131,614	(11,489)	5,254
Change in unrealized gain (loss) on investments	(32,597)	(187,639)	3,234	(180,197)	(541,173)	(12,486)	112,851	(155,053)
Reinvested capital gains	89,858	11,897	117,058	16,063	346,149	96,205	2,129	3,877

Net increase (decrease) in contract owners’ equity resulting from operations	173,634	(16,528)	206,822	(8,539)	17,631	221,263	211,987	(30,747)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	358,658	183,496	350,143	345,715	353,076	294,975	335,557	355,071
Transfers between funds	(336,788)	1,526	264,845	(87,955)	105,146	546,322	402,630	(156,436)
Surrenders (note 6)	(32,530)	(125,097)	(35,495)	(102,472)	(191,695)	(53,947)	(472,659)	(310,503)
Death benefits (note 4)	-	(116,877)	-	-	(1,623)	(4,433)	-	(66,022)
Net policy repayments (loans) (note 5)	84,432	187,145	(19,760)	(35,195)	75,239	(69,998)	(74,682)	25,955
Deductions for surrender charges (note 2d)	(2,890)	(2,821)	(3,042)	(4,609)	(8,881)	(19,241)	(10,518)	(5,894)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(173,448)	(96,706)	(119,708)	(130,143)	(197,539)	(194,209)	(184,187)	(188,829)
Asset charges (note 3)	(12,462)	(9,540)	(11,727)	(12,979)	(11,954)	(13,063)	(14,761)	(17,179)
Adjustments to maintain reserves	5	5	(6)	(9)	(6)	47	18	8

Net equity transactions	(115,023)	21,131	425,250	(27,647)	121,763	486,453	(18,602)	(363,829)

Net change in contract owners’ equity	58,611	4,603	632,072	(36,186)	139,394	707,716	193,385	(394,576)
Contract owners’ equity beginning of period	2,695,553	2,690,950	2,941,922	2,978,108	3,749,309	3,041,593	4,499,667	4,894,243

Contract owners’ equity end of period	$2,754,164	2,695,553	3,573,994	2,941,922	3,888,703	3,749,309	4,693,052	4,499,667

CHANGES IN UNITS:
Beginning units	146,564	145,778	153,221	154,585	164,802	143,123	288,795	311,903
Units purchased	26,825	22,730	34,086	18,455	31,511	38,938	46,313	25,117
Units redeemed	(32,171)	(21,944)	(12,560)	(19,819)	(26,595)	(17,259)	(47,224)	(48,225)

Ending units	141,218	146,564	174,747	153,221	169,718	164,802	287,884	288,795

	FMCS		FOS		FVSS		GVGMNS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$33,845	32,615	25,958	26,807	1,493	2,361	50	16
Realized gain (loss) on investments	195,594	493,509	(48,877)	(15,181)	11,200	60,273	(75)	1,381
Change in unrealized gain (loss) on investments	200,766	(1,614,799)	(83,971)	(138,709)	(3,767)	(75,037)	767	(2,542)
Reinvested capital gains	467,697	1,006,027	3,283	2,111	-	195	-	391

Net increase (decrease) in contract owners’ equity resulting from operations	897,902	(82,648)	(103,607)	(124,972)	8,926	(12,208)	742	(754)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	415,833	467,737	104,597	105,671	8,103	8,839	2,298	2,980
Transfers between funds	(1,534)	(219,439)	87,793	2,137,547	(328)	(2,539)	43	(56)
Surrenders (note 6)	(200,758)	(760,847)	(154,304)	(61,822)	(70,180)	(3,903)	-	-
Death benefits (note 4)	-	(32,253)	-	(504)	-	(20,580)	-	-
Net policy repayments (loans) (note 5)	(28,760)	19,342	(4,228)	34,300	(769)	(264)	(91)	(15,283)
Deductions for surrender charges (note 2d)	(11,247)	(28,858)	(5,854)	(1,581)	(556)	136	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(290,026)	(317,612)	(75,831)	(56,686)	(5,506)	(8,747)	(2,778)	(2,773)
Asset charges (note 3)	(21,034)	(27,126)	(6,252)	(5,376)	(363)	(782)	(115)	(160)
Adjustments to maintain reserves	4	(13)	5	(3)	(11)	14	5	(5)

Net equity transactions	(137,522)	(899,069)	(54,074)	2,151,546	(69,610)	(27,826)	(638)	(15,297)

Net change in contract owners’ equity	760,380	(981,717)	(157,681)	2,026,574	(60,684)	(40,034)	104	(16,051)
Contract owners’ equity beginning of period	7,627,642	8,609,359	2,026,574	-	210,756	250,790	17,852	33,903

Contract owners’ equity end of period	$8,388,022	7,627,642	1,868,893	2,026,574	150,072	210,756	17,956	17,852

CHANGES IN UNITS:
Beginning units	306,092	340,307	214,321	-	10,501	12,114	1,557	2,785
Units purchased	19,887	19,066	26,917	224,590	425	429	236	395
Units redeemed	(25,740)	(53,281)	(32,924)	(10,269)	(4,096)	(2,042)	(292)	(1,623)

Ending units	300,239	306,092	208,314	214,321	6,830	10,501	1,501	1,557

	OVGS		OVIG		OVGI		OVSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$36,051	49,591	2,943	290	52,155	40,403	12,989	21,355
Realized gain (loss) on investments	(60,405)	(12,507)	(1,682)	(227)	436,569	279,666	66,087	130,968
Change in unrealized gain (loss) on investments	(203,379)	(138,414)	(7,649)	(1,625)	(525,641)	(839,730)	270,322	(661,649)
Reinvested capital gains	228,511	247,233	6,260	1,768	554,372	659,718	96,297	352,479

Net increase (decrease) in contract owners’ equity resulting from operations	778	145,903	(128)	206	517,455	140,057	445,695	(156,847)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	290,978	267,412	70,782	6,404	391,380	268,471	231,711	206,335
Transfers between funds	(18,457)	(74,292)	269,416	110,440	139,268	64,445	116,268	559,529
Surrenders (note 6)	(196,153)	(113,381)	-	-	(304,566)	(188,426)	(114,367)	(63,064)
Death benefits (note 4)	-	(5,273)	-	-	-	(2,074)	(75,250)	-
Net policy repayments (loans) (note 5)	30,961	(64,525)	(1,549)	181	(92,030)	(42,458)	(32,111)	(125,456)
Deductions for surrender charges (note 2d)	(7,065)	(12,707)	-	-	(12,066)	(13,590)	(1,363)	(6,402)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(135,563)	(162,050)	(8,462)	(3,211)	(183,696)	(188,234)	(110,041)	(97,406)
Asset charges (note 3)	(11,292)	(15,391)	(819)	(281)	(14,216)	(16,121)	(7,498)	(7,975)
Adjustments to maintain reserves	(3)	(2)	(1)	1	(6)	2	(34)	20

Net equity transactions	(46,594)	(180,209)	329,367	113,534	(75,932)	(117,985)	7,315	465,581

Net change in contract owners’ equity	(45,816)	(34,306)	329,239	113,740	441,523	22,072	453,010	308,734
Contract owners’ equity beginning of period	3,625,174	3,659,480	135,309	21,569	4,361,729	4,339,657	2,498,551	2,189,817

Contract owners’ equity end of period	$3,579,358	3,625,174	464,548	135,309	4,803,252	4,361,729	2,951,561	2,498,551

CHANGES IN UNITS:
Beginning units	231,643	243,058	14,374	2,370	209,415	215,290	106,633	87,944
Units purchased	23,292	19,642	37,245	12,375	40,499	24,958	11,697	33,010
Units redeemed	(26,407)	(31,057)	(1,202)	(371)	(43,302)	(30,833)	(11,626)	(14,321)

Ending units	228,528	231,643	50,417	14,374	206,612	209,415	106,704	106,633

	OVSB		PMVAAA		PMVRSA		PMVFBA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$18,753	21,980	12,166	13,349	503	1,187	9,776	11,394
Realized gain (loss) on investments	(11,152)	(3,600)	(9,851)	(11,570)	(10,132)	(1,765)	(14,153)	(33,396)
Change in unrealized gain (loss) on investments	16,659	(27,267)	50,089	(38,548)	15,610	(6,986)	62,640	(35,435)
Reinvested capital gains	-	-	-	-	-	-	-	3,659

Net increase (decrease) in contract owners’ equity resulting from operations	24,260	(8,887)	52,404	(36,769)	5,981	(7,564)	58,263	(53,778)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,699	36,696	74,647	56,474	12,179	7,654	87,995	59,654
Transfers between funds	(17,728)	18,339	29,406	(31,273)	7,672	3,296	(834,580)	793,115
Surrenders (note 6)	(24,558)	(9,499)	-	(948)	(1)	-	(62,883)	(240,925)
Death benefits (note 4)	-	-	-	-	-	-	(11,304)	(2,090)
Net policy repayments (loans) (note 5)	(917)	(57)	35	(200)	(6)	-	(439)	(14,992)
Deductions for surrender charges (note 2d)	(1,610)	(665)	-	-	-	-	(947)	(1,122)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(22,697)	(22,477)	(18,232)	(19,202)	(3,004)	(1,386)	(47,510)	(31,946)
Asset charges (note 3)	(1,259)	(1,514)	(2,299)	(2,000)	(177)	(86)	(3,554)	(2,864)
Adjustments to maintain reserves	(6)	2	(3)	(6)	(1)	6	123	(140)

Net equity transactions	(34,076)	20,825	83,554	2,845	16,662	9,484	(873,099)	558,690

Net change in contract owners’ equity	(9,816)	11,938	135,958	(33,924)	22,643	1,920	(814,836)	504,912
Contract owners’ equity beginning of period	382,984	371,046	358,008	391,932	29,650	27,730	1,319,665	814,753

Contract owners’ equity end of period	$373,168	382,984	493,966	358,008	52,293	29,650	504,829	1,319,665

CHANGES IN UNITS:
Beginning units	37,480	35,491	36,417	36,285	5,371	3,732	110,041	63,127
Units purchased	3,506	5,410	10,475	7,946	3,472	2,462	7,520	51,961
Units redeemed	(6,706)	(3,421)	(2,398)	(7,814)	(617)	(823)	(76,694)	(5,047)

Ending units	34,280	37,480	44,494	36,417	8,226	5,371	40,867	110,041

	PMVLDA		PMVTRA		PVGIB		PVGOB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$40,185	92,278	28,079	58,448	239	270	-	-
Realized gain (loss) on investments	(21,268)	(2,271)	(19,145)	(7,918)	(9)	4	-	-
Change in unrealized gain (loss) on investments	19,233	(80,265)	26,530	(59,298)	1,433	(1,418)	23	-
Reinvested capital gains	-	-	-	13,360	422	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,150	9,742	35,464	4,592	2,085	(1,144)	23	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	203,270	184,628	117,934	199,173	-	-	19	-
Transfers between funds	338,149	204,075	1,121,896	131,240	-	-	3,273	-
Surrenders (note 6)	(169,252)	(343,430)	(48,072)	(140,248)	-	-	-	-
Death benefits (note 4)	-	(670)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(30,976)	(42,659)	3,940	13,737	-	-	-	-
Deductions for surrender charges (note 2d)	(3,294)	(4,738)	(73)	(23,878)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(117,913)	(121,049)	(85,195)	(57,193)	(128)	(127)	(12)	-
Asset charges (note 3)	(9,400)	(9,128)	(5,706)	(4,172)	(33)	(39)	(1)	-
Adjustments to maintain reserves	(221)	(134)	(22)	(168)	(10)	6	5	-

Net equity transactions	210,363	(133,105)	1,104,702	118,491	(171)	(160)	3,284	-

Net change in contract owners’ equity	248,513	(123,363)	1,140,166	123,083	1,914	(1,304)	3,307	-
Contract owners’ equity beginning of period	2,666,632	2,789,995	1,243,993	1,120,910	14,023	15,327	-	-

Contract owners’ equity end of period	$2,915,145	2,666,632	2,384,159	1,243,993	15,937	14,023	3,307	-

CHANGES IN UNITS:
Beginning units	212,047	222,542	109,359	98,968	842	851	-	-
Units purchased	47,093	17,974	113,780	30,370	-	-	327	-
Units redeemed	(30,546)	(28,469)	(19,030)	(19,979)	(10)	(9)	(1)	-

Ending units	228,594	212,047	204,109	109,359	832	842	326	-

	PVTVB		ACEG		AVMCCI		RVARS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$34	31	-	-	15	57	154	8,712
Realized gain (loss) on investments	103	63	68,368	30,757	(375)	(2,164)	2,749	61,757
Change in unrealized gain (loss) on investments	(167)	(700)	(111,083)	(3,279)	1,617	73	(3,659)	(49,493)
Reinvested capital gains	110	420	52,362	3,234	1,269	1,518	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80	(186)	9,647	30,712	2,526	(516)	(756)	20,976

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	211	230	66,907	52,819	691	691	12,550	91,240
Transfers between funds	(2,958)	178	(59,088)	27,990	8,926	(6,723)	(43,622)	(1,082,817)
Surrenders (note 6)	-	-	(63,848)	(37,527)	-	-	(784)	(22,816)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(56)	(62)	(31,487)	(1,659)	(2)	(4)	(205)	1,597
Deductions for surrender charges (note 2d)	-	-	(768)	(1,346)	-	-	(1,031)	(6,681)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(133)	(162)	(24,506)	(25,105)	(863)	(1,061)	(16,009)	(85,726)
Asset charges (note 3)	(8)	(11)	(1,721)	(2,158)	(67)	(76)	(861)	(7,053)
Adjustments to maintain reserves	(8)	2	(10)	3	(1)	9	(4)	5

Net equity transactions	(2,952)	175	(114,521)	13,017	8,684	(7,164)	(49,966)	(1,112,251)

Net change in contract owners’ equity	(2,872)	(11)	(104,874)	43,729	11,210	(7,680)	(50,722)	(1,091,275)
Contract owners’ equity beginning of period	2,872	2,883	687,477	643,748	8,871	16,551	212,050	1,303,325

Contract owners’ equity end of period	$-	2,872	582,603	687,477	20,081	8,871	161,328	212,050

CHANGES IN UNITS:
Beginning units	139	131	44,187	43,448	683	1,223	19,902	124,585
Units purchased	9	18	2,069	6,172	781	54	2,021	11,273
Units redeemed	(148)	(10)	(9,640)	(5,433)	(101)	(594)	(6,708)	(115,956)

Ending units	-	139	36,616	44,187	1,363	683	15,215	19,902

	TRHSP		TRHS2		VWHA		WRASP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	5,757	362	26,647	20,320
Realized gain (loss) on investments	(65,162)	112,191	302,754	567,571	(204,979)	(101,115)	(256,963)	(50,084)
Change in unrealized gain (loss) on investments	(14,760)	(82,256)	(772,772)	(453,764)	829,553	(366,440)	98,685	(1,427,694)
Reinvested capital gains	5,691	54,934	16,025	369,308	-	-	-	975,729

Net increase (decrease) in contract owners’ equity resulting from operations	(74,231)	84,869	(453,993)	483,115	630,331	(467,193)	(131,631)	(481,729)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	184,479	181,664	186,763	315,714	269,483	129,126	309,380	536,055
Transfers between funds	180,047	(47,254)	(2,127,015)	425,212	(805,949)	395,284	(379,932)	(257,989)
Surrenders (note 6)	(10,336)	(215)	(373,348)	(271,096)	(79,133)	(34,298)	(403,307)	(65,879)
Death benefits (note 4)	-	-	-	-	(3,836)	-	(4,133)	-
Net policy repayments (loans) (note 5)	(6,715)	(46,186)	(18,368)	(59,754)	2,326	(1,667)	548	(57,168)
Deductions for surrender charges (note 2d)	(2,158)	(262)	(8,264)	(29,475)	(3,205)	(3,293)	(15,898)	(8,443)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,061)	(49,122)	(83,834)	(104,444)	(113,361)	(71,322)	(222,434)	(234,166)
Asset charges (note 3)	(3,588)	(3,476)	(8,102)	(11,807)	(8,652)	(5,679)	(14,867)	(18,659)
Adjustments to maintain reserves	1	4	25	(12)	1	3	2	(5)

Net equity transactions	286,669	35,153	(2,432,143)	264,338	(742,326)	408,154	(730,641)	(106,254)

Net change in contract owners’ equity	212,438	120,022	(2,886,136)	747,453	(111,995)	(59,039)	(862,272)	(587,983)
Contract owners’ equity beginning of period	571,421	451,399	4,985,981	4,238,528	1,234,779	1,293,818	5,182,645	5,770,628

Contract owners’ equity end of period	$783,859	571,421	2,099,845	4,985,981	1,122,784	1,234,779	4,320,373	5,182,645

CHANGES IN UNITS:
Beginning units	23,213	20,677	145,936	139,529	211,248	147,317	416,310	424,855
Units purchased	20,891	12,172	5,167	19,376	47,270	83,008	30,067	43,052
Units redeemed	(8,532)	(9,636)	(82,266)	(12,969)	(124,854)	(19,077)	(90,184)	(51,597)

Ending units	35,572	23,213	68,837	145,936	133,664	211,248	356,193	416,310

	WRBP		WRBDP		WRCEP		WRGNR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$72	49	62	64	18	16	9	1
Realized gain (loss) on investments	(1,103)	25	(9)	(8)	(707)	37	(39)	(39)
Change in unrealized gain (loss) on investments	333	(808)	46	(50)	235	(835)	309	(239)
Reinvested capital gains	781	719	7	-	478	756	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83	(15)	106	6	24	(26)	279	(277)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,213	574	459	459	-	-	306	306
Transfers between funds	172	(62)	-	-	-	-	-	-
Surrenders (note 6)	(2,386)	-	-	-	(2,682)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(1,091)	-	-	-	(1,256)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(837)	(699)	(153)	(135)	(291)	(432)	(77)	(72)
Asset charges (note 3)	(30)	(40)	(16)	(13)	(21)	(36)	(8)	(7)
Adjustments to maintain reserves	-	2	2	(2)	(1)	-	5	(2)

Net equity transactions	(2,959)	(225)	292	309	(4,251)	(468)	226	225

Net change in contract owners’ equity	(2,876)	(240)	398	315	(4,227)	(494)	505	(52)
Contract owners’ equity beginning of period	5,212	5,452	2,573	2,258	4,227	4,721	1,240	1,292

Contract owners’ equity end of period	$2,336	5,212	2,971	2,573	-	4,227	1,745	1,240

CHANGES IN UNITS:
Beginning units	305	318	191	168	220	244	250	202
Units purchased	81	29	33	34	-	-	50	61
Units redeemed	(252)	(42)	(12)	(11)	(220)	(24)	(16)	(13)

Ending units	134	305	212	191	-	220	284	250

	WRGP		WRHIP		WRMCG		WRMMP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1	5	71,555	52,649	-	-	-	-
Realized gain (loss) on investments	(227)	66	(28,303)	(39,558)	(24,874)	8,309	-	-
Change in unrealized gain (loss) on investments	(259)	(305)	102,956	(89,691)	20,278	(68,726)	-	-
Reinvested capital gains	450	565	-	8,939	17,322	31,034	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(35)	331	146,208	(67,661)	12,726	(29,383)	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	91,532	74,393	17,864	25,315	240	-
Transfers between funds	-	-	103,361	149,923	(102,623)	67,963	(174)	-
Surrenders (note 6)	(2,871)	-	(57,481)	(207,735)	(67,462)	(9,690)	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	480	(8,272)	461	158	-	-
Deductions for surrender charges (note 2d)	(1,334)	-	(21)	(14,878)	-	(655)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(308)	(452)	(57,693)	(52,276)	(11,337)	(14,461)	(65)	-
Asset charges (note 3)	(22)	(38)	(3,223)	(3,304)	(916)	(1,311)	-	-
Adjustments to maintain reserves	8	(16)	(5)	(5)	17	(10)	(1)	-

Net equity transactions	(4,527)	(506)	76,950	(62,154)	(163,996)	67,309	-	-

Net change in contract owners’ equity	(4,562)	(175)	223,158	(129,815)	(151,270)	37,926	-	-
Contract owners’ equity beginning of period	4,562	4,737	917,410	1,047,225	425,396	387,470	-	-

Contract owners’ equity end of period	$-	4,562	1,140,568	917,410	274,126	425,396	-	-

CHANGES IN UNITS:
Beginning units	239	266	51,791	55,274	20,212	17,346	-	-
Units purchased	-	-	10,623	7,643	898	4,082	24	-
Units redeemed	(239)	(27)	(6,995)	(11,126)	(8,836)	(1,216)	(24)	-

Ending units	-	239	55,419	51,791	12,274	20,212	-	-

	WRPAP		WRPMAP		WRSTP		WRSCP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$114	191	94	116	-	-	-	-
Realized gain (loss) on investments	(33)	81	(74)	41	79	146	(9)	15
Change in unrealized gain (loss) on investments	(431)	(965)	(243)	(603)	(156)	(448)	(151)	(268)
Reinvested capital gains	749	702	515	427	145	210	204	295

Net increase (decrease) in contract owners’ equity resulting from operations	399	9	292	(19)	68	(92)	44	42

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,650	1,650	3,493	3,655	880	880	306	306
Transfers between funds	-	-	-	-	31	(42)	-	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(900)	(880)	(2,569)	(2,577)	(438)	(449)	(113)	(118)
Asset charges (note 3)	(47)	(44)	(41)	(35)	(22)	(22)	(12)	(12)
Adjustments to maintain reserves	9	(5)	(5)	13	(1)	(15)	(5)	8

Net equity transactions	712	721	878	1,056	450	352	176	184

Net change in contract owners’ equity	1,111	730	1,170	1,037	518	260	220	226
Contract owners’ equity beginning of period	7,344	6,614	5,593	4,556	3,798	3,538	2,076	1,850

Contract owners’ equity end of period	$8,455	7,344	6,763	5,593	4,316	3,798	2,296	2,076

CHANGES IN UNITS:
Beginning units	457	413	357	291	168	152	120	109
Units purchased	104	100	223	229	42	36	17	18
Units redeemed	(59)	(56)	(167)	(163)	(22)	(20)	(8)	(7)

Ending units	502	457	413	357	188	168	129	120

	WFVSCG		FOSR		CAF		MIGIC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	404	1,134	-	8,231
Realized gain (loss) on investments	(5,676)	57,341	-	459,013	(26,959)	7,416	-	262,652
Change in unrealized gain (loss) on investments	776	(102,268)	-	(256,744)	(2,015)	(17,227)	-	(344,200)
Reinvested capital gains	31,250	52,722	-	-	27,908	16,310	-	86,593

Net increase (decrease) in contract owners’ equity resulting from operations	26,350	7,795	-	202,269	(662)	7,633	-	13,276

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,121	19,168	-	53,242	4,257	190,313	-	7,992
Transfers between funds	1,285	(114,357)	-	(2,299,153)	(318,444)	13,834	-	(1,005,364)
Surrenders (note 6)	(13,631)	(146,773)	-	(22,683)	-	-	-	(5,490)
Death benefits (note 4)	-	-	-	(3,287)	-	-	-	-
Net policy repayments (loans) (note 5)	(11,456)	5,156	-	(25,987)	-	1,782	-	(6)
Deductions for surrender charges (note 2d)	(468)	(386)	-	(997)	-	-	-	(251)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,929)	(15,562)	-	(29,231)	(4,445)	(9,264)	-	(9,173)
Asset charges (note 3)	(1,129)	(1,853)	-	(2,893)	(363)	(726)	-	(1,000)
Adjustments to maintain reserves	7	3	-	2	1,003	(2)	-	(8)

Net equity transactions	(22,200)	(254,604)	-	(2,330,987)	(317,992)	195,937	-	(1,013,300)

Net change in contract owners’ equity	4,150	(246,809)	-	(2,128,718)	(318,654)	203,570	-	(1,000,024)
Contract owners’ equity beginning of period	323,480	570,289	-	2,128,718	318,654	115,084	-	1,000,024

Contract owners’ equity end of period	$327,630	323,480	-	-	-	318,654	-	-

CHANGES IN UNITS:
Beginning units	13,119	22,462	-	128,583	20,150	7,617	-	46,600
Units purchased	823	1,256	-	3,258	660	13,361	-	439
Units redeemed	(1,610)	(10,599)	-	(131,841)	(20,810)	(828)	-	(47,039)

Ending units	12,332	13,119	-	-	-	20,150	-	-

	AMFAS
	2016	2015
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	28,688
Change in unrealized gain (loss) on investments	-	(60,738)
Reinvested capital gains	-	32,776

Net increase (decrease) in contract owners’ equity resulting from operations	-	726

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	6,992
Transfers between funds	-	(229,085)
Surrenders (note 6)	-	(2)
Death benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	264
Deductions for surrender charges (note 2d)	-	(61)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(5,323)
Asset charges (note 3)	-	(690)
Adjustments to maintain reserves	-	4

Net equity transactions	-	(227,901)

Net change in contract owners’ equity	-	(227,175)
Contract owners’ equity beginning of period	-	227,175

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	14,088
Units purchased	-	444
Units redeemed	-	(14,532)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class I (BRVGA1)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA Global Bond Portfolio (DFVGB)

VA Inflation-Protected Securities Portfolio (DFVIPS)

VA International Small Portfolio (DFVIS)

VA International Value Portfolio (DFVIV)

VA Short-Term Fixed Portfolio (DFVSTF)

VA U.S. Large Value Portfolio (DFVULV)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Global Income Builder VIP - Class A (DSGIBA)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

AMERICAN CENTURY INVESTORS INC.

VP Inflation Protection Fund - Class II (ACVIP2)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Contrafund(R) Portfolio - Service Class (FCS)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

OPPENHEIMER FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

VT Growth & Income Fund: Class IB (PVGIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT Voyager Fund: Class IB (PVTVB)*

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

T. Rowe Price Health Sciences Portfolio (TRHSP)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)*

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)*

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)*

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)*

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)*

Variable Insurance Portfolios - Energy (WRENG)*

Variable Insurance Portfolios - Global Bond (WRGBP)*

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)*

Variable Insurance Portfolios - International Core Equity (WRI2P)*

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)*

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)*

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)*

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)*

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)*

Variable Insurance Portfolios - Real Estate Securities (WRRESP)*

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)*

Variable Insurance Portfolios - Value (WRVP)*

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select - NY contracts, the Company currently deducts 0.5% from each premium (the maximum is 2.5%) to cover sales expenses. The Company may, at its sole discretion, reduce this sales loading. The company deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL - NY contracts, the Company currently deducts 2.50% from each premium (the maximum is also 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Protection VUL - NY contracts, the Company currently deducts 6.50% from each premium (the maximum is also 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Survivorship VUL - NY contracts, the Company currently deducts 4.50% from each premium (up to 6.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For the periods ended December 31, 2016 and 2015, total front-end sales charge deductions were $1,344,994 and $1,474,769, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract (for policies issued in New York, the current and maximum charge is $8.75 monthly). For the Nationwide® Options Select - NY contracts, the Company deducts $8.75 per policy per month (maximum of $8.75 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For Nationwide YourLife® Accumulation VUL - NY contracts, Nationwide YourLife® Protection VUL - NY and Nationwide YourLife® Survivorship VUL - NY contracts, the Company currently deducts a $9 administrative charge per month which is also the maximum charge. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount (but not to exceed $50). For Best of America Next Generation® II FPVUL contracts issued in New York, the Company currently deducts a monthly underwriting and distribution charge of $0.08 per $1,000 of Specified Amount (but not more than $20). The maximum guaranteed charge is $0.10 per $1,000 of Specified Amount (but not to exceed $25).

For the Nationwide® Options Select - NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount (but not more than $42.50). This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Accumulation VUL - NY contracts, the Company currently deducts a monthly underwriting and distribution charge that varies by the insured’s issue age. For Nationwide YourLife® Protection VUL - NY contracts, the Company currently deducts a monthly underwriting and distribution charge that varies by the insured’s issue age. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount. For Nationwide YourLife® Survivorship VUL- NY contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 of Specified Amount. These charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For both the Best of America Next Generation® II FPVUL contracts and Nationwide® Options Select - NYcontracts, the charge is 100% of the initial surrender charge in the first through third years for issue ages 0-49 and 100% of the initial surrender charge in the first through second years for issue ages 50+. The applicable surrender charge paid will begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL - NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-56 and 100% of the initial surrender charge in the first year for issue ages 57+. The applicable surrender charge paid will begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Protection VUL - NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-49 and 100% of the initial surrender charge in the first year for issue ages 50+. The applicable surrender charge paid will begin to decline each year thereafter to 0% of the initial surrender charge in the thirteenth year or fifteenth year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Survivorship VUL - NY contracts, depending on the policy year of the surrender and the Insureds’ ages, sexes, Base Policy Specified Amount, death benefit option, and underwriting classes at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select - NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL - NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL - NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL - NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL contracts, Nationwide® Options Select - NY contracts, Nationwide YourLife® Accumulation VUL - NY contracts and Nationwide YourLife® Survivorship VUL - NY contracts, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL - NY contracts, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $6,240,732 and $8,091,693, respectively, and total transfers from the Account to the fixed account were $11,464,798 and $11,299,102, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$357,602,569	$-	$-	$357,602,569

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$93,391	$84,633
VP Inflation Protection Fund - Class I (ACVIP1)	543,878	671,654
Global Allocation V.I. Fund - Class I (BRVGA1)	235,790	48,924
Global Allocation V.I. Fund - Class II (MLVGA2)	321,123	862,187
VIP Small Cap Value Series: Service Class (DWVSVS)	83,878	102,776
VA Global Bond Portfolio (DFVGB)	63,974	3,868
VA Inflation-Protected Securities Portfolio (DFVIPS)	7,460	-
VA International Small Portfolio (DFVIS)	28,598	5,458
VA International Value Portfolio (DFVIV)	32,813	3,544
VA Short-Term Fixed Portfolio (DFVSTF)	14,004	493
VA U.S. Large Value Portfolio (DFVULV)	99,414	56,103
VA U.S. Targeted Value Portfolio (DFVUTV)	70,190	28,351
Stock Index Fund, Inc. - Initial Shares (DSIF)	772,170	665,997
Global Income Builder VIP - Class A (DSGIBA)	104,768	3
Franklin Income Securities Fund - Class 2 (FTVIS2)	751,858	258,083
Rising Dividends Securities Fund - Class 1 (FTVRDI)	567,375	216,541
Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,147,899	538,297
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	208,240	146,981
Templeton Foreign Securities Fund - Class 2 (TIF2)	261,646	254,101
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	670,002	473,190
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	162,975	130,280
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	75,741	24,628
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	10,358	4,844
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	917,472	421,023
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	146,356	93,397
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	1,232,315	177,813
Forty Portfolio: Service Shares (JACAS)	533,028	543,528
Global Technology Portfolio: Service Shares (JAGTS)	1,926,520	2,646,754
Overseas Portfolio: Service Shares (JAIGS)	1,289,883	1,528,645
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	54,073	20,837
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	1,496,872	93,015
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	420,253	49,530
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	110,462	181,084
Value Series - Initial Class (MVFIC)	2,380,318	906,123
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	979,816	751,540
Core Plus Fixed Income Portfolio - Class I (MSVFI)	23,063	40,972
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	12,616	1,303
NVIT Investor Destinations Managed Growth Class I (IDPG)	21,560	2,402
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	11,754	6,561
NVIT Cardinal Managed Growth Class I (NCPG)	13,528	4,273
NVIT Bond Index Fund Class I (NVBX)	407,443	114,626
NVIT International Index Fund Class I (NVIX)	165,306	8,757
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	945,283	457,607
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,242,301	400,797
American Funds NVIT Bond Fund - Class II (GVABD2)	516,688	274,095
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	662,369	496,532
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,132,004	751,790
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	297,434	77,654
Federated NVIT High Income Bond Fund - Class I (HIBF)	220,126	335,344
NVIT Emerging Markets Fund - Class I (GEM)	455,209	305,745
NVIT International Equity Fund - Class I (GIG)	153,140	41,097
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	7,292	22,860
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	73,684	20,642
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	512,978	427,408
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	928,323	1,067,313
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	395,434	126,470
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	790,302	252,846
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	285,278	247,801
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,117,479	2,017,203
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	2,653,649	1,794,123
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	95,963	163,708
NVIT Core Bond Fund - Class I (NVCBD1)	287,294	125,391
NVIT Core Plus Bond Fund - Class I (NVLCP1)	164,953	57,912
NVIT Nationwide Fund - Class I (TRF)	105,303	378,636
NVIT Government Bond Fund - Class I (GBF)	560,471	569,763
NVIT International Index Fund - Class II (GVIX2)	36,452	119,076
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,347,974	894,263
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	77,606	492,360
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	44,040	57,632
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	65,936	141,370
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,259,510	967,258
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	5,217,666	5,342,330
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	260,737	146,349
NVIT Mid Cap Index Fund - Class I (MCIF)	700,756	329,566
NVIT Money Market Fund - Class I (SAM)	4,400,313	5,374,925
NVIT Money Market Fund - Class V (SAM5)	2,317,484	2,842,501
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	170,645	322,260
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	143,188	87,556
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	717,603	684,110
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	326,886	226,555
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	575,034	536,509
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	58,998	4,564
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	605,597	583,030
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	400,205	146,731
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	350,167	120,189
NVIT Multi-Manager Small Company Fund - Class I (SCF)	400,366	236,189
NVIT Multi-Sector Bond Fund - Class I (MSBF)	376,722	438,566
NVIT Short Term Bond Fund - Class I (NVSTB1)	34,032	48,360
NVIT Short Term Bond Fund - Class II (NVSTB2)	70,183	71,842
NVIT Large Cap Growth Fund - Class I (NVOLG1)	4,697,463	1,957,055
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	187,460	20,347
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	90,218	35,549
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	109,086	22,059
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	58,131	24,288
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	345,716	107,853
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	329,251	53,453
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	52,904	14,423
Templeton NVIT International Value Fund - Class III (NVTIV3)	162,335	281,302
Invesco NVIT Comstock Value Fund - Class I (EIF)	220,398	562,142
NVIT Real Estate Fund - Class I (NVRE1)	684,252	568,991
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	30,083	1,428
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	76,045	15,108
NVIT Small Cap Index Fund Class II (NVSIX2)	257,124	21,074
NVIT S&P 500 Index Fund Class I (GVEX1)	1,837,814	1,066,480
Short Duration Bond Portfolio - I Class Shares (AMTB)	943,630	391,291
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	17,771	7,176
Socially Responsive Portfolio - I Class Shares (AMSRS)	65,937	256,021
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	71,745	7,884
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	37,833	11,367
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	42,718	12,527
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	525,798	447,220
VP Inflation Protection Fund - Class II (ACVIP2)	374,877	442,013
VP Mid Cap Value Fund - Class I (ACVMV1)	1,078,534	701,780
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	599,793	510,815
Appreciation Portfolio - Initial Shares (DCAP)	327,985	135,130
Quality Bond Fund II - Primary Shares (FQB)	99,792	147,999
VIP Energy Portfolio - Service Class 2 (FNRS2)	504,010	499,952
VIP Equity-Income Portfolio - Service Class (FEIS)	1,199,358	645,392
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	59,153	148,306
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	506,874	492,663
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	824,053	233,902
VIP Growth Portfolio - Service Class (FGS)	1,159,210	691,291
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	847,838	755,833
VIP Mid Cap Portfolio - Service Class (FMCS)	886,687	522,672
VIP Overseas Portfolio - Service Class (FOS)	363,719	388,556
VIP Value Strategies Portfolio - Service Class (FVSS)	7,004	75,110
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	2,109	2,702
Global Securities Fund/VA - Non-Service Shares (OVGS)	566,886	348,915
International Growth Fund/VA - Non-Service Shares (OVIG)	352,073	13,502
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,444,388	913,786
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	508,852	392,217
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	57,506	72,823
All Asset Portfolio - Administrative Class (PMVAAA)	169,211	73,488
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	38,191	21,025
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	203,767	1,067,214
Low Duration Portfolio - Administrative Class (PMVLDA)	650,217	399,449
Total Return Portfolio - Administrative Class (PMVTRA)	1,449,673	316,871
VT Growth & Income Fund: Class IB (PVGIB)	661	161
VT Growth Opportunities Fund: Class IB (PVGOB)	3,292	13
VT Voyager Fund: Class IB (PVTVB)	653	3,453
VI American Franchise Fund - Series I Shares (ACEG)	155,713	217,863
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	11,295	1,326
Variable Fund - Multi-Hedge Strategies (RVARS)	24,502	74,311
T. Rowe Price Health Sciences Portfolio (TRHSP)	639,539	347,179
Health Sciences Portfolio - II (TRHS2)	872,824	3,288,967
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	858,441	1,595,010
Variable Insurance Portfolios - Asset Strategy (WRASP)	252,958	956,954
Variable Insurance Portfolios - Balanced (WRBP)	2,044	4,149
Variable Insurance Portfolios - Bond (WRBDP)	527	169
Variable Insurance Portfolios - Core Equity (WRCEP)	496	4,250
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	315	85
Variable Insurance Portfolios - Growth (WRGP)	451	4,535
Variable Insurance Portfolios - High Income (WRHIP)	303,204	154,694
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	57,558	204,249
Variable Insurance Portfolios - Money Market (WRMMP)	207	207
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	2,513	947
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	2,085	593
Variable Insurance Portfolios - Science and Technology (WRSTP)	976	380
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	510	125
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	64,190	55,147
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	36,808	326,485

	$82,448,474	$65,939,643

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2016	0.00%	7,995	$12.32	$98,536	0.72%	3.59%
2015	0.00%	7,276	11.90	86,566	0.62%	-1.09%
2014	0.00%	9,250	12.03	111,266	0.68%	4.45%
2013	0.00%	791	11.52	9,109	0.30%	12.31%
2012	0.00%	496	10.25	5,086	0.09%	2.54%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2016	0.00%	79,887	10.16	812,020	2.10%	4.71%
2015	0.00%	95,192	9.71	924,105	2.50%	-2.28%
2014	0.00%	185,774	9.93	1,845,547	1.76%	3.58%
2013	0.00%	13,316	9.59	127,716	1.80%	-8.21%
2012	0.00%	2,488	10.45	25,998	2.18%	4.50%	****
Global Allocation V.I. Fund - Class I (BRVGA1)
2016	0.00%	89,788	12.49	1,121,038	1.43%	4.11%
2015	0.00%	75,507	11.99	905,480	1.24%	-0.71%
2014	0.00%	58,490	12.08	706,430	2.62%	2.11%
2013	0.00%	37,011	11.83	437,776	1.37%	14.76%
2012	0.00%	26,749	10.31	275,707	3.33%	3.07%	****
Global Allocation V.I. Fund - Class II (MLVGA2)
2016	0.00%	212,480	17.10	3,634,229	1.08%	3.96%
2015	0.00%	248,157	16.45	4,082,871	0.99%	-0.87%
2014	0.00%	259,964	16.60	4,314,607	2.03%	1.97%
2013	0.00%	272,316	16.28	4,432,445	1.10%	14.55%
2012	0.00%	255,315	14.21	3,627,828	1.35%	10.14%
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.00%	10,534	15.98	168,368	0.64%	31.08%
2015	0.00%	12,168	12.19	148,365	0.52%	-6.46%
2014	0.00%	25,198	13.04	328,466	0.35%	5.62%
2013	0.00%	14,013	12.34	172,948	0.00%	23.42%	****
VA Global Bond Portfolio (DFVGB)
2016	0.00%	11,021	10.89	120,034	2.68%	1.73%
2015	0.00%	5,762	10.71	61,692	1.44%	1.55%
2014	0.00%	6,969	10.54	73,477	2.56%	2.88%
2013	0.00%	2,345	10.25	24,031	0.63%	-0.35%
2012	0.00%	265	10.28	2,725	1.59%	2.84%	****
VA Inflation-Protected Securities Portfolio (DFVIPS)
2016	0.00%	754	9.98	7,526	0.00%	-0.19%	****
VA International Small Portfolio (DFVIS)
2016	0.00%	4,355	14.15	61,613	2.85%	6.23%
2015	0.00%	2,780	13.32	37,024	2.52%	5.81%
2014	0.00%	1,936	12.59	24,367	3.27%	-5.78%
2013	0.00%	125	13.36	1,670	4.09%	27.07%
VA International Value Portfolio (DFVIV)
2016	0.00%	7,171	12.46	89,350	3.89%	9.11%
2015	0.00%	4,785	11.42	54,644	3.75%	-6.96%
2014	0.00%	3,094	12.27	37,977	8.30%	-7.16%
2013	0.00%	970	13.22	12,824	3.17%	21.65%
VA Short-Term Fixed Portfolio (DFVSTF)
2016	0.00%	2,371	10.19	24,150	0.92%	0.79%
2015	0.00%	1,057	10.11	10,682	0.39%	0.30%
2014	0.00%	539	10.08	5,431	0.23%	0.15%
2013	0.00%	303	10.06	3,048	0.53%	0.25%
VA U.S. Large Value Portfolio (DFVULV)
2016	0.00%	20,890	19.23	401,636	1.96%	18.87%
2015	0.00%	18,953	16.17	306,540	2.21%	-3.41%
2014	0.00%	13,189	16.74	220,837	2.05%	9.08%
2013	0.00%	10,516	15.35	161,417	3.06%	40.82%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA U.S. Targeted Value Portfolio (DFVUTV)
2016	0.00%	6,218	$19.68	$122,377	1.15%	27.49%
2015	0.00%	4,196	15.44	64,775	1.52%	-5.23%
2014	0.00%	2,594	16.29	42,254	1.05%	3.71%
2013	0.00%	1,641	15.71	25,775	0.77%	44.62%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.00%	229,698	23.44	5,384,645	2.02%	11.71%
2015	0.00%	239,108	20.99	5,017,828	1.83%	1.11%
2014	0.00%	252,393	20.76	5,238,625	1.77%	13.42%
2013	0.00%	243,540	18.30	4,456,615	1.85%	32.03%
2012	0.00%	256,742	13.86	3,558,516	2.04%	15.74%
Global Income Builder VIP - Class A (DSGIBA)
2016	0.00%	10,134	10.41	105,469	0.00%	4.07%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2016	0.00%	149,609	18.22	2,726,361	4.49%	14.02%
2015	0.00%	127,563	15.98	2,038,728	4.66%	-7.05%
2014	0.00%	143,355	17.20	2,464,998	5.65%	4.62%
2013	0.00%	218,727	16.44	3,595,077	6.61%	13.94%
2012	0.00%	147,495	14.43	2,127,664	6.41%	12.65%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2016	0.00%	106,138	23.78	2,524,155	1.63%	16.33%
2015	0.00%	104,518	20.44	2,136,747	1.72%	-3.42%
2014	0.00%	119,716	21.17	2,534,009	1.54%	9.01%
2013	0.00%	132,192	19.42	2,566,915	1.78%	30.05%
2012	0.00%	133,436	14.93	1,992,349	1.81%	12.18%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2016	0.00%	196,974	27.33	5,382,579	1.06%	30.54%
2015	0.00%	203,077	20.93	4,251,218	0.91%	-7.18%
2014	0.00%	222,216	22.55	5,011,905	0.84%	0.88%
2013	0.00%	228,169	22.36	5,101,125	1.46%	36.50%
2012	0.00%	262,511	16.38	4,299,415	1.03%	18.75%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2016	0.00%	136,347	8.90	1,213,912	0.82%	17.44%
2015	0.00%	130,526	7.58	989,512	2.09%	-19.60%
2014	0.00%	151,392	9.43	1,427,516	1.51%	-5.71%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.00%	208,860	8.75	1,828,343	2.02%	7.18%
2015	0.00%	215,097	8.17	1,756,882	3.27%	-6.49%
2014	0.00%	221,480	8.73	1,934,607	1.90%	-12.65%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.00%	320,924	9.94	3,188,442	0.00%	2.94%
2015	0.00%	299,800	9.65	2,893,554	7.76%	-4.30%
2014	0.00%	303,125	10.09	3,057,236	5.11%	0.86%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016	0.00%	89,666	14.67	1,315,085	3.80%	13.18%
2015	0.00%	93,954	12.96	1,217,506	2.99%	-6.21%
2014	0.00%	100,743	13.82	1,391,959	2.78%	2.85%
2013	0.00%	101,247	13.43	1,360,182	11.29%	23.77%
2012	0.00%	93,519	10.85	1,015,078	2.73%	15.33%
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2016	0.00%	21,895	13.62	298,208	4.97%	14.33%
2015	0.00%	18,870	11.91	224,786	4.26%	-6.84%
2014	0.00%	12,728	12.79	162,748	4.80%	4.92%
2013	0.00%	5,913	12.19	72,060	5.16%	14.18%
2012	0.00%	2,701	10.67	28,828	4.03%	6.73%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2016	0.00%	3,671	$14.68	$53,895	4.14%	13.43%
2015	0.00%	3,500	12.94	45,302	3.46%	-5.93%
2014	0.00%	3,485	13.76	47,949	3.03%	3.05%
2013	0.00%	3,022	13.35	40,347	12.78%	24.14%
2012	0.00%	2,078	10.75	22,348	0.00%	7.55%	****
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2016	0.00%	108,677	11.12	1,208,742	0.00%	3.21%
2015	0.00%	60,814	10.78	655,366	7.74%	-4.10%
2014	0.00%	44,166	11.24	496,311	4.87%	2.12%
2013	0.00%	33,618	11.00	369,931	4.92%	1.89%
2012	0.00%	20,920	10.80	225,934	1.24%	8.00%	****
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2016	0.00%	63,036	14.83	935,089	0.00%	0.76%
2015	0.00%	65,910	14.72	970,388	0.00%	1.21%
2014	0.00%	73,123	14.55	1,063,752	0.00%	8.04%
2013	0.00%	78,154	13.47	1,052,357	0.42%	37.01%
2012	0.00%	86,194	9.83	847,080	0.00%	-1.72%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2016	0.00%	176,777	11.04	1,952,128	0.48%	11.64%
2015	0.00%	80,730	9.89	798,546	5.15%	-4.10%
2014	0.00%	30,846	10.31	318,159	0.00%	3.14%	****
Forty Portfolio: Service Shares (JACAS)
2016	0.00%	79,105	23.36	1,847,548	0.86%	1.94%
2015	0.00%	91,472	22.91	2,095,680	1.30%	11.94%
2014	0.00%	107,249	20.47	2,195,109	0.03%	8.47%
2013	0.00%	113,920	18.87	2,149,625	0.58%	30.89%
2012	0.00%	118,192	14.42	1,703,960	0.54%	23.86%
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.00%	75,015	17.72	1,329,590	0.13%	13.85%
2015	0.00%	119,611	15.57	1,862,111	0.65%	4.65%
2014	0.00%	73,647	14.88	1,095,642	0.00%	9.35%
2013	0.00%	54,060	13.61	735,499	0.00%	35.39%
2012	0.00%	25,034	10.05	251,565	0.00%	0.49%	****
Overseas Portfolio: Service Shares (JAIGS)
2016	0.00%	249,106	8.56	2,131,633	5.32%	-6.71%
2015	0.00%	301,466	9.17	2,765,145	0.58%	-8.80%
2014	0.00%	234,243	10.06	2,355,954	5.97%	-12.10%
2013	0.00%	239,954	11.44	2,745,624	3.04%	14.28%
2012	0.00%	295,978	10.01	2,963,455	0.73%	0.12%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2016	0.00%	3,193	10.06	32,125	4.44%	0.61%	****
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2016	0.00%	209,452	10.46	2,190,582	0.44%	6.08%
2015	0.00%	87,690	9.86	864,592	0.49%	-1.40%	****
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2016	0.00%	41,689	15.36	640,372	1.72%	4.05%
2015	0.00%	19,281	14.76	284,641	1.66%	6.65%
2014	0.00%	17,102	13.84	236,725	2.32%	1.34%
2013	0.00%	10,438	13.66	142,569	2.25%	27.90%
2012	0.00%	333	10.68	3,556	1.47%	6.79%	****
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2016	0.00%	33,121	14.51	480,741	0.00%	9.05%
2015	0.00%	39,957	13.31	531,827	0.00%	-1.89%
2014	0.00%	31,446	13.57	426,588	0.00%	-7.26%
2013	0.00%	26,441	14.63	386,760	0.00%	41.52%
2012	0.00%	1,381	10.34	14,274	0.00%	3.36%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Value Series - Initial Class (MVFIC)
2016	0.00%	354,182	$25.47	$9,019,258	2.16%	14.09%
2015	0.00%	327,764	22.32	7,315,806	2.29%	-0.74%
2014	0.00%	299,560	22.49	6,735,902	1.53%	10.51%
2013	0.00%	315,745	20.35	6,424,623	1.17%	35.89%
2012	0.00%	340,888	14.97	5,104,427	1.60%	16.26%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.00%	144,906	17.60	2,549,759	1.08%	3.84%
2015	0.00%	135,488	16.95	2,295,861	1.91%	6.32%
2014	0.00%	63,861	15.94	1,017,809	1.89%	1.13%
2013	0.00%	51,774	15.76	815,925	1.64%	27.63%
2012	0.00%	19,443	12.35	240,070	0.70%	15.93%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2016	0.00%	26,916	15.73	423,432	1.94%	6.11%
2015	0.00%	28,605	14.83	424,088	3.43%	-0.65%
2014	0.00%	36,519	14.92	544,965	3.16%	7.85%
2013	0.00%	40,428	13.84	559,362	3.70%	-0.32%
2012	0.00%	39,120	13.88	542,985	4.17%	9.44%
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2016	0.00%	2,291	10.47	23,980	2.47%	5.94%
2015	0.00%	1,205	9.88	11,906	2.82%	-3.10%
2014	0.00%	140	10.20	1,427	1.73%	1.96%	****
NVIT Investor Destinations Managed Growth Class I (IDPG)
2016	0.00%	2,172	10.47	22,751	3.23%	7.23%
2015	0.00%	296	9.77	2,891	3.94%	-3.71%
2014	0.00%	17	10.15	172	1.40%	1.45%	****
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2016	0.00%	3,862	10.31	39,821	2.67%	5.74%
2015	0.00%	3,464	9.75	33,777	1.59%	-4.03%
2014	0.00%	3,096	10.16	31,456	6.40%	1.60%	****
NVIT Cardinal Managed Growth Class I (NCPG)
2016	0.00%	7,546	10.23	77,222	2.69%	6.40%
2015	0.00%	6,813	9.62	65,527	1.57%	-4.62%
2014	0.00%	20	10.08	202	2.72%	0.84%	****
NVIT Bond Index Fund Class I (NVBX)
2016	0.00%	33,970	10.53	357,545	2.79%	2.26%
2015	0.00%	6,760	10.29	69,578	2.70%	0.14%
2014	0.00%	3,467	10.28	35,634	5.89%	2.78%	****
NVIT International Index Fund Class I (NVIX)
2016	0.00%	28,680	9.19	263,707	4.07%	0.92%
2015	0.00%	11,863	9.11	108,081	2.31%	-0.96%
2014	0.00%	4,881	9.20	44,900	2.26%	-8.01%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	0.00%	222,181	28.30	6,287,643	2.39%	20.44%
2015	0.00%	230,837	23.50	5,424,040	2.42%	-4.28%
2014	0.00%	246,559	24.55	6,052,204	2.03%	13.12%
2013	0.00%	265,990	21.70	5,771,982	1.88%	31.90%
2012	0.00%	285,727	16.45	4,700,811	0.96%	14.66%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016	0.00%	348,170	18.10	6,302,323	2.09%	9.00%
2015	0.00%	268,535	16.61	4,459,503	1.45%	0.98%
2014	0.00%	249,935	16.44	4,110,165	0.96%	4.99%
2013	0.00%	251,110	15.66	3,933,199	1.30%	23.28%
2012	0.00%	252,399	12.70	3,206,725	1.40%	15.72%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016	0.00%	73,623	13.52	995,043	2.78%	2.65%
2015	0.00%	57,838	13.17	761,520	1.36%	-0.23%
2014	0.00%	57,067	13.20	753,108	1.24%	4.98%
2013	0.00%	64,227	12.57	807,403	1.73%	-2.57%
2012	0.00%	75,139	12.90	969,533	2.22%	4.97%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016	0.00%	143,017	$18.57	$2,655,312	1.46%	0.19%
2015	0.00%	149,827	18.53	2,776,559	0.66%	6.54%
2014	0.00%	146,400	17.39	2,546,436	0.72%	1.84%
2013	0.00%	141,688	17.08	2,420,051	0.37%	28.64%
2012	0.00%	162,196	13.28	2,153,541	0.85%	22.09%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016	0.00%	218,381	19.31	4,216,254	0.22%	9.06%
2015	0.00%	244,566	17.70	4,329,421	0.74%	6.43%
2014	0.00%	245,634	16.63	4,085,730	0.46%	8.07%
2013	0.00%	243,065	15.39	3,741,204	0.31%	29.61%
2012	0.00%	270,064	11.88	3,207,136	0.21%	17.40%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016	0.00%	91,976	16.74	1,539,494	1.21%	11.09%
2015	0.00%	92,230	15.07	1,389,676	0.83%	1.09%
2014	0.00%	102,595	14.91	1,529,230	0.83%	10.23%
2013	0.00%	107,177	13.52	1,449,302	1.05%	32.97%
2012	0.00%	107,574	10.17	1,094,003	1.07%	17.06%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.00%	74,657	20.27	1,513,290	5.49%	14.16%
2015	0.00%	85,128	17.76	1,511,563	4.54%	-2.61%
2014	0.00%	123,863	18.23	2,258,225	3.63%	2.55%
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.00%	256,317	8.82	2,260,043	0.83%	7.72%
2015	0.00%	240,457	8.19	1,968,324	0.82%	-15.99%
2014	0.00%	253,805	9.74	2,473,168	0.84%	-2.56%	****
NVIT International Equity Fund - Class I (GIG)
2016	0.00%	60,531	9.55	578,318	2.31%	0.87%
2015	0.00%	49,659	9.47	470,360	0.51%	-3.06%
2014	0.00%	44,801	9.77	437,725	1.78%	-2.30%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016	0.00%	39,468	9.50	374,877	1.92%	0.63%
2015	0.00%	41,921	9.44	395,669	0.27%	-3.22%
2014	0.00%	46,167	9.75	450,243	3.79%	-0.72%
2013	0.00%	59,962	9.82	589,016	0.53%	17.56%
2012	0.00%	69,053	8.36	576,986	0.60%	15.23%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016	0.00%	75,355	16.32	1,229,643	0.82%	13.60%
2015	0.00%	76,170	14.36	1,094,123	0.73%	-1.08%
2014	0.00%	90,303	14.52	1,311,288	0.91%	6.60%
2013	0.00%	94,482	13.62	1,287,032	1.23%	43.82%
2012	0.00%	82,884	9.47	785,049	1.64%	16.94%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2016	0.00%	189,961	18.12	3,442,467	0.70%	10.11%
2015	0.00%	206,881	16.46	3,404,902	0.78%	-0.42%
2014	0.00%	208,011	16.53	3,437,884	0.90%	10.51%
2013	0.00%	211,084	14.96	3,156,900	0.73%	38.55%
2012	0.00%	209,086	10.79	2,256,939	1.07%	11.38%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2016	0.00%	227,718	15.02	3,420,872	2.24%	8.33%
2015	0.00%	262,584	13.87	3,641,482	2.83%	-1.58%
2014	0.00%	256,282	14.09	3,610,967	2.04%	4.48%
2013	0.00%	265,490	13.49	3,580,458	1.34%	29.65%
2012	0.00%	246,572	10.40	2,564,884	1.12%	16.22%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2016	0.00%	131,021	$14.67	$1,921,767	2.83%	6.28%
2015	0.00%	121,759	13.80	1,680,313	2.80%	-1.05%
2014	0.00%	114,207	13.95	1,592,880	2.49%	4.46%
2013	0.00%	112,078	13.35	1,496,401	1.71%	14.72%
2012	0.00%	127,328	11.64	1,481,910	1.63%	11.24%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2016	0.00%	254,029	15.05	3,822,442	2.89%	7.32%
2015	0.00%	242,684	14.02	3,402,719	3.02%	-1.15%
2014	0.00%	297,463	14.18	4,219,121	2.60%	4.70%
2013	0.00%	268,094	13.55	3,631,756	1.67%	21.44%
2012	0.00%	265,680	11.15	2,963,587	1.34%	13.74%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2016	0.00%	47,277	13.66	645,924	2.36%	4.81%
2015	0.00%	46,960	13.03	612,123	2.27%	-0.65%
2014	0.00%	44,508	13.12	583,957	1.64%	3.42%
2013	0.00%	124,010	12.69	1,573,226	1.85%	5.03%
2012	0.00%	140,212	12.08	1,693,605	1.93%	7.58%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2016	0.00%	450,291	14.89	6,702,756	2.54%	6.82%
2015	0.00%	556,849	13.94	7,759,765	2.83%	-0.98%
2014	0.00%	594,818	14.07	8,370,493	2.51%	4.66%
2013	0.00%	637,840	13.45	8,576,473	1.76%	17.98%
2012	0.00%	521,364	11.40	5,942,074	1.44%	12.45%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2016	0.00%	1,008,854	14.99	15,124,416	2.70%	7.69%
2015	0.00%	1,062,039	13.92	14,785,114	3.05%	-1.43%
2014	0.00%	1,268,509	14.12	17,915,041	2.41%	4.66%
2013	0.00%	1,485,855	13.49	20,050,606	1.61%	24.35%
2012	0.00%	1,496,588	10.85	16,240,169	1.29%	14.67%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2016	0.00%	39,327	14.41	566,832	2.64%	5.99%
2015	0.00%	47,253	13.60	642,551	2.45%	-0.88%
2014	0.00%	49,619	13.72	680,709	2.39%	4.17%
2013	0.00%	54,489	13.17	717,575	1.93%	11.33%
2012	0.00%	46,734	11.83	552,808	1.62%	10.13%
NVIT Core Bond Fund - Class I (NVCBD1)
2016	0.00%	61,854	14.34	886,826	3.46%	5.35%
2015	0.00%	52,835	13.61	719,076	2.97%	-0.72%
2014	0.00%	55,369	13.71	759,029	2.78%	5.06%
2013	0.00%	56,693	13.05	739,782	2.28%	-1.91%
2012	0.00%	69,554	13.30	925,290	3.07%	7.75%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2016	0.00%	23,913	15.32	366,357	3.82%	3.70%
2015	0.00%	17,850	14.77	263,715	2.85%	-0.32%
2014	0.00%	8,257	14.82	122,377	2.47%	5.09%
2013	0.00%	9,931	14.10	140,059	1.95%	-1.77%
2012	0.00%	10,120	14.36	145,300	3.15%	7.38%
NVIT Nationwide Fund - Class I (TRF)
2016	0.00%	123,453	21.19	2,615,578	1.40%	11.39%
2015	0.00%	139,357	19.02	2,650,664	1.22%	0.94%
2014	0.00%	146,750	18.84	2,765,412	1.16%	12.15%
2013	0.00%	154,851	16.80	2,601,987	1.35%	31.10%
2012	0.00%	161,398	12.82	2,068,628	1.42%	14.21%
NVIT Government Bond Fund - Class I (GBF)
2016	0.00%	197,318	14.74	2,908,499	1.89%	0.74%
2015	0.00%	201,463	14.63	2,947,738	1.77%	-0.11%
2014	0.00%	201,465	14.65	2,950,972	1.98%	4.57%
2013	0.00%	211,364	14.01	2,960,695	1.67%	-4.06%
2012	0.00%	280,407	14.60	4,093,836	2.36%	3.06%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT International Index Fund - Class II (GVIX2)
2016	0.00%	54,708	$9.29	$507,965	2.43%	0.75%
2015	0.00%	65,877	9.22	607,110	2.16%	-1.26%
2014	0.00%	57,891	9.33	540,310	1.85%	-6.67%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.00%	440,449	20.25	8,917,328	1.64%	9.47%
2015	0.00%	457,726	18.50	8,465,651	1.42%	-1.00%
2014	0.00%	464,591	18.68	8,679,230	1.63%	4.99%
2013	0.00%	502,645	17.79	8,944,227	1.69%	27.25%
2012	0.00%	498,146	13.98	6,966,134	1.59%	15.90%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016	0.00%	25,585	17.76	454,311	1.14%	6.30%
2015	0.00%	51,374	16.70	858,162	1.73%	-0.17%
2014	0.00%	49,253	16.73	824,163	1.88%	4.59%
2013	0.00%	41,426	16.00	662,801	1.23%	13.42%
2012	0.00%	152,424	14.11	2,150,106	2.37%	9.39%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016	0.00%	19,886	20.48	407,354	1.81%	7.74%
2015	0.00%	21,844	19.01	415,321	1.54%	-0.53%
2014	0.00%	24,147	19.11	461,562	1.70%	5.21%
2013	0.00%	27,206	18.17	494,273	1.22%	19.49%
2012	0.00%	36,269	15.20	551,432	1.77%	12.25%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.00%	55,075	15.51	854,134	1.87%	4.26%
2015	0.00%	62,329	14.87	927,107	1.63%	0.26%
2014	0.00%	70,838	14.84	1,050,889	1.63%	3.89%
2013	0.00%	109,123	14.28	1,558,232	1.89%	4.83%
2012	0.00%	85,237	13.62	1,161,051	1.63%	5.18%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.00%	1,466,860	18.46	27,084,193	1.92%	7.14%
2015	0.00%	1,504,455	17.23	25,926,536	1.60%	-0.33%
2014	0.00%	1,574,486	17.29	27,224,494	1.73%	5.18%
2013	0.00%	1,536,403	16.44	25,257,378	1.70%	16.63%
2012	0.00%	1,689,096	14.10	23,808,844	1.69%	10.81%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.00%	2,157,528	19.63	42,353,621	1.75%	8.48%
2015	0.00%	2,370,910	18.10	42,903,772	1.46%	-0.73%
2014	0.00%	2,498,172	18.23	45,538,945	1.67%	4.96%
2013	0.00%	2,666,396	17.37	46,309,888	1.73%	22.38%
2012	0.00%	2,613,849	14.19	37,096,236	1.70%	13.76%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.00%	86,389	17.19	1,485,044	1.96%	5.70%
2015	0.00%	84,257	16.26	1,370,254	1.59%	-0.03%
2014	0.00%	99,372	16.27	1,616,560	1.80%	4.74%
2013	0.00%	101,772	15.53	1,580,689	1.72%	10.49%
2012	0.00%	106,307	14.06	1,494,302	1.76%	8.04%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.00%	132,413	29.13	3,856,827	1.29%	20.29%
2015	0.00%	132,864	24.21	3,217,238	1.13%	-2.53%
2014	0.00%	132,344	24.84	3,287,967	1.07%	9.42%
2013	0.00%	133,282	22.71	3,026,190	1.16%	33.05%
2012	0.00%	133,653	17.07	2,280,853	1.09%	17.47%
NVIT Money Market Fund - Class I (SAM)
2016	0.00%	495,360	11.48	5,688,195	-0.03%	0.01%
2015	0.00%	580,279	11.48	6,662,806	0.00%	0.00%
2014	0.00%	555,262	11.48	6,375,559	0.00%	0.00%
2013	0.00%	677,636	11.48	7,780,666	0.00%	0.00%
2012	0.00%	859,933	11.48	9,873,813	0.00%	0.00%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Money Market Fund - Class V (SAM5)
2016	0.00%	35,511	$10.00	$355,219	0.03%	0.03%
2015	0.00%	88,023	10.00	880,230	0.00%	0.00%
2014	0.00%	39,404	10.00	394,040	0.00%	0.00%
2013	0.00%	42,050	10.00	420,500	0.00%	0.00%
2012	0.00%	91,752	10.00	917,520	0.00%	0.00%	****
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016	0.00%	208,871	9.54	1,992,762	1.42%	-2.12%
2015	0.00%	232,674	9.75	2,267,980	0.72%	-0.49%
2014	0.00%	239,927	9.80	2,350,215	1.08%	-2.04%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016	0.00%	135,214	9.09	1,229,537	3.12%	5.23%
2015	0.00%	132,572	8.64	1,145,647	1.24%	-5.12%
2014	0.00%	141,163	9.11	1,285,696	1.77%	-8.92%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.00%	242,099	16.95	4,104,200	0.81%	2.19%
2015	0.00%	277,817	16.59	4,608,799	0.48%	3.43%
2014	0.00%	275,599	16.04	4,420,197	0.51%	10.44%
2013	0.00%	278,656	14.52	4,046,905	0.76%	34.74%
2012	0.00%	362,034	10.78	3,902,185	0.51%	16.35%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	0.00%	108,614	17.16	1,863,606	1.83%	16.35%
2015	0.00%	116,434	14.75	1,717,050	1.21%	-3.15%
2014	0.00%	132,374	15.23	2,015,625	1.16%	10.52%
2013	0.00%	157,943	13.78	2,176,079	1.39%	35.44%
2012	0.00%	168,401	10.17	1,713,086	1.40%	17.81%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	0.00%	183,593	17.11	3,141,862	0.00%	6.47%
2015	0.00%	202,652	16.07	3,257,423	0.00%	-0.18%
2014	0.00%	196,566	16.10	3,165,444	0.00%	4.04%
2013	0.00%	208,774	15.48	3,231,633	0.00%	38.94%
2012	0.00%	236,286	11.14	2,632,350	0.00%	14.90%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2016	0.00%	3,989	19.34	77,158	2.60%	17.72%
2015	0.00%	1,255	16.43	20,621	0.61%	-2.75%
2014	0.00%	4,684	16.90	79,140	2.22%	17.15%
2013	0.00%	4,259	14.42	61,424	3.73%	35.85%
2012	0.00%	61	10.62	648	1.59%	6.16%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	0.00%	149,745	21.73	3,254,614	1.37%	17.59%
2015	0.00%	164,489	18.48	3,040,203	1.30%	-2.89%
2014	0.00%	151,863	19.03	2,890,235	1.45%	17.02%
2013	0.00%	146,022	16.26	2,374,878	1.20%	35.68%
2012	0.00%	154,640	11.99	1,853,702	1.18%	16.35%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.00%	61,839	19.88	1,229,400	0.00%	8.30%
2015	0.00%	62,133	18.36	1,140,528	0.00%	0.76%
2014	0.00%	83,939	18.22	1,529,237	0.00%	2.81%
2013	0.00%	86,497	17.72	1,532,743	0.00%	44.29%
2012	0.00%	93,837	12.28	1,152,420	0.00%	13.44%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.00%	56,985	25.99	1,480,887	0.67%	25.93%
2015	0.00%	52,131	20.64	1,075,776	0.70%	-6.02%
2014	0.00%	54,707	21.96	1,201,277	0.51%	7.02%
2013	0.00%	67,737	20.52	1,389,802	0.87%	40.40%
2012	0.00%	61,960	14.61	905,469	0.86%	20.44%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.00%	87,908	$25.72	$2,261,282	0.33%	22.83%
2015	0.00%	94,166	20.94	1,972,019	0.37%	-1.63%
2014	0.00%	104,414	21.29	2,222,977	0.17%	0.82%
2013	0.00%	109,490	21.12	2,312,192	0.14%	40.91%
2012	0.00%	123,263	14.99	1,847,369	0.15%	15.50%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.00%	149,972	16.39	2,457,615	3.23%	8.65%
2015	0.00%	159,345	15.08	2,403,404	1.98%	-2.89%
2014	0.00%	157,797	15.53	2,450,888	3.13%	3.88%
2013	0.00%	158,838	14.95	2,374,827	3.32%	-1.12%
2012	0.00%	171,391	15.12	2,591,645	2.51%	12.25%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2016	0.00%	8,359	10.57	88,368	1.59%	2.74%
2015	0.00%	9,858	10.29	101,431	2.19%	-0.08%
2014	0.00%	8,276	10.30	85,225	1.28%	0.77%
2013	0.00%	4,500	10.22	45,987	1.53%	0.33%
2012	0.00%	1,201	10.19	12,233	1.98%	1.86%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016	0.00%	66,901	11.75	786,352	1.69%	2.49%
2015	0.00%	68,178	11.47	781,881	1.79%	-0.34%
2014	0.00%	62,885	11.51	723,647	1.00%	0.49%
2013	0.00%	74,505	11.45	853,150	1.00%	0.11%
2012	0.00%	87,129	11.44	996,655	1.20%	3.52%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.00%	554,649	26.71	14,812,940	0.75%	3.63%
2015	0.00%	581,611	25.77	14,988,613	0.64%	5.09%
2014	0.00%	627,642	24.52	15,391,029	0.72%	8.80%
2013	0.00%	659,843	22.54	14,871,960	0.79%	36.70%
2012	0.00%	719,327	16.49	11,859,790	0.70%	18.68%
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2016	0.00%	40,461	15.25	617,135	2.06%	9.52%
2015	0.00%	32,409	13.93	451,337	2.02%	-0.79%
2014	0.00%	21,483	14.04	301,550	2.35%	5.13%
2013	0.00%	10,658	13.35	142,296	2.66%	27.39%
2012	0.00%	2,739	10.48	28,705	3.63%	4.80%	****
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2016	0.00%	22,662	13.06	296,003	2.24%	6.42%
2015	0.00%	19,264	12.27	236,451	2.01%	-0.01%
2014	0.00%	15,689	12.28	192,589	2.35%	4.69%
2013	0.00%	7,215	11.73	84,597	2.68%	13.63%
2012	0.00%	1,421	10.32	14,662	0.91%	3.18%	****
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2016	0.00%	24,017	14.09	338,478	2.21%	7.95%
2015	0.00%	18,883	13.06	246,531	2.04%	-0.39%
2014	0.00%	12,559	13.11	164,612	2.39%	5.36%
2013	0.00%	6,143	12.44	76,421	2.72%	19.69%
2012	0.00%	2,204	10.39	22,908	4.15%	3.94%	****
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2016	0.00%	16,052	11.71	187,914	2.34%	4.35%
2015	0.00%	13,767	11.22	154,452	2.49%	0.45%
2014	0.00%	8,847	11.17	98,811	2.48%	4.08%
2013	0.00%	5,143	10.73	55,190	2.19%	4.96%
2012	0.00%	2,449	10.22	25,039	2.56%	2.24%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2016	0.00%	133,300	$13.64	$1,817,807	2.21%	7.28%
2015	0.00%	125,261	12.71	1,592,255	2.07%	-0.15%
2014	0.00%	98,769	12.73	1,257,446	2.21%	5.31%
2013	0.00%	68,660	12.09	830,082	2.62%	16.78%
2012	0.00%	28,367	10.35	293,668	3.24%	3.52%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2016	0.00%	75,049	14.53	1,090,203	2.18%	8.64%
2015	0.00%	62,008	13.37	829,139	1.93%	-0.59%
2014	0.00%	47,106	13.45	633,601	2.17%	5.11%
2013	0.00%	30,035	12.80	384,359	2.91%	22.56%
2012	0.00%	11,360	10.44	118,619	3.57%	4.42%	****
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2016	0.00%	19,735	12.65	249,691	2.27%	5.83%
2015	0.00%	17,737	11.95	212,041	2.04%	0.16%
2014	0.00%	15,086	11.94	180,061	2.20%	4.88%
2013	0.00%	11,656	11.38	132,653	3.17%	10.68%
2012	0.00%	658	10.28	6,766	2.69%	2.83%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	0.00%	122,506	15.56	1,905,875	2.09%	1.12%
2015	0.00%	135,204	15.39	2,080,216	1.87%	-3.90%
2014	0.00%	134,015	16.01	2,145,648	3.65%	-8.15%
2013	0.00%	138,906	17.43	2,421,192	1.91%	20.09%
2012	0.00%	138,871	14.51	2,015,574	2.48%	19.56%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2016	0.00%	153,650	21.38	3,284,538	2.70%	17.89%
2015	0.00%	175,696	18.13	3,185,945	1.57%	-6.30%
2014	0.00%	184,724	19.35	3,574,810	1.75%	9.17%
2013	0.00%	191,912	17.73	3,402,005	0.00%	35.64%
2012	0.00%	194,189	13.07	2,537,887	1.25%	18.46%
NVIT Real Estate Fund - Class I (NVRE1)
2016	0.00%	262,401	16.00	4,199,117	2.02%	7.35%
2015	0.00%	282,782	14.91	4,215,543	2.67%	-5.36%
2014	0.00%	310,416	15.75	4,889,430	2.99%	28.88%
2013	0.00%	316,816	12.22	3,871,897	1.43%	3.05%
2012	0.00%	368,883	11.86	4,374,989	0.96%	15.79%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2016	0.00%	4,083	12.79	52,227	2.74%	11.54%
2015	0.00%	1,816	11.47	20,826	2.82%	-3.00%
2014	0.00%	1,532	11.82	18,113	2.52%	3.34%
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2016	0.00%	15,076	12.30	185,480	1.71%	8.96%
2015	0.00%	10,163	11.29	114,750	2.09%	-1.70%
2014	0.00%	9,110	11.49	104,635	1.93%	2.09%
2013	0.00%	5,403	11.25	60,789	3.00%	12.51%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2016	0.00%	30,006	15.24	457,340	1.38%	20.87%
2015	0.00%	16,400	12.61	206,803	1.25%	-4.88%
2014	0.00%	11,466	13.26	152,006	0.98%	4.55%
2013	0.00%	8,256	12.68	104,686	3.24%	26.80%	****
NVIT S&P 500 Index Fund Class I (GVEX1)
2016	0.00%	248,793	15.16	3,770,880	2.27%	11.66%
2015	0.00%	205,693	13.57	2,791,960	2.58%	1.16%
2014	0.00%	86,100	13.42	1,155,236	2.64%	13.36%
2013	0.00%	38,933	11.84	460,809	2.75%	18.36%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016	0.00%	157,175	12.33	1,937,818	1.03%	1.22%
2015	0.00%	113,447	12.18	1,381,847	1.57%	0.18%
2014	0.00%	103,745	12.16	1,261,353	1.45%	0.61%
2013	0.00%	150,567	12.08	1,819,527	2.84%	0.62%
2012	0.00%	101,460	12.01	1,218,577	3.02%	4.61%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2016	0.00%	22,660	$10.00	$226,585	0.00%	4.16%
2015	0.00%	22,699	9.60	217,906	0.00%	-4.00%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016	0.00%	32,732	23.63	773,577	0.67%	9.86%
2015	0.00%	43,391	21.51	933,435	0.53%	-0.46%
2014	0.00%	51,011	21.61	1,102,469	0.37%	10.38%
2013	0.00%	52,270	19.58	1,023,430	0.71%	37.60%
2012	0.00%	57,585	14.23	819,387	0.22%	10.98%
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2016	0.00%	14,041	10.76	151,140	1.64%	6.02%
2015	0.00%	8,177	10.15	83,021	1.42%	-4.54%
2014	0.00%	3,942	10.64	41,925	1.70%	3.00%
2013	0.00%	613	10.33	6,330	0.11%	3.26%	****
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2016	0.00%	14,025	10.58	148,321	1.72%	5.51%
2015	0.00%	11,663	10.02	116,904	1.27%	-9.22%
2014	0.00%	12,941	11.04	142,883	1.23%	1.18%
2013	0.00%	5,791	10.91	63,191	0.00%	9.12%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2016	0.00%	12,793	10.87	139,096	1.59%	6.14%
2015	0.00%	10,119	10.24	103,654	1.46%	-6.46%
2014	0.00%	6,442	10.95	70,547	1.38%	2.75%
2013	0.00%	3,379	10.66	36,014	0.30%	6.58%	****
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2016	0.00%	104,006	22.01	2,289,611	0.59%	25.09%
2015	0.00%	108,949	17.60	1,917,385	0.77%	-5.49%
2014	0.00%	101,218	18.62	1,884,714	0.68%	9.20%
2013	0.00%	94,251	17.05	1,607,158	0.65%	38.06%
2012	0.00%	93,545	12.35	1,155,401	0.57%	18.75%
VP Inflation Protection Fund - Class II (ACVIP2)
2016	0.00%	115,932	14.88	1,724,740	1.84%	4.39%
2015	0.00%	123,528	14.25	1,760,505	2.11%	-2.47%
2014	0.00%	202,867	14.61	2,964,387	1.37%	3.30%
2013	0.00%	138,298	14.15	1,956,321	1.67%	-8.48%
2012	0.00%	230,905	15.46	3,568,919	2.45%	7.39%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016	0.00%	116,973	33.06	3,866,811	1.69%	22.85%
2015	0.00%	111,202	26.91	2,992,192	1.68%	-1.43%
2014	0.00%	101,437	27.30	2,769,108	1.18%	16.42%
2013	0.00%	102,237	23.45	2,397,256	1.18%	30.11%
2012	0.00%	129,174	18.02	2,327,849	2.10%	16.33%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.00%	130,171	28.92	3,763,925	0.90%	25.73%
2015	0.00%	140,695	23.00	3,235,789	0.73%	-2.33%
2014	0.00%	152,932	23.55	3,601,102	0.57%	5.12%
2013	0.00%	166,456	22.40	3,728,591	1.03%	40.71%
2012	0.00%	159,620	15.92	2,540,954	0.45%	15.74%
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.00%	73,062	21.60	1,578,403	1.65%	7.90%
2015	0.00%	75,586	20.02	1,513,325	1.72%	-2.47%
2014	0.00%	85,970	20.53	1,764,786	1.84%	8.09%
2013	0.00%	98,348	18.99	1,867,751	1.97%	21.10%
2012	0.00%	104,346	15.68	1,636,343	3.71%	10.43%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Primary Shares (FQB)
2016	0.00%	68,273	$16.40	$1,119,922	3.59%	3.82%
2015	0.00%	73,726	15.80	1,164,827	4.29%	-0.24%
2014	0.00%	102,217	15.84	1,618,909	3.77%	3.79%
2013	0.00%	99,887	15.26	1,524,193	4.13%	1.03%
2012	0.00%	84,552	15.10	1,276,978	4.62%	9.72%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2016	0.00%	161,229	20.94	3,375,793	0.50%	33.51%
2015	0.00%	164,457	15.68	2,579,169	1.00%	-20.75%
2014	0.00%	155,584	19.79	3,078,848	0.61%	-12.76%
2013	0.00%	219,194	22.68	4,972,339	0.70%	24.15%
2012	0.00%	252,178	18.27	4,607,964	0.79%	4.73%
VIP Equity-Income Portfolio - Service Class (FEIS)
2016	0.00%	245,479	20.82	5,110,006	2.37%	17.90%
2015	0.00%	238,610	17.66	4,212,824	3.08%	-4.09%
2014	0.00%	248,943	18.41	4,582,610	2.86%	8.65%
2013	0.00%	246,209	16.94	4,171,580	2.50%	28.01%
2012	0.00%	243,481	13.24	3,222,652	2.98%	17.19%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2016	0.00%	46,792	18.69	874,655	1.34%	5.28%
2015	0.00%	53,504	17.76	949,984	1.70%	-0.31%
2014	0.00%	55,145	17.81	982,182	1.53%	4.35%
2013	0.00%	56,774	17.07	969,048	1.63%	13.39%
2012	0.00%	57,481	15.05	865,240	1.48%	11.69%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2016	0.00%	141,218	19.50	2,754,164	1.39%	6.04%
2015	0.00%	146,564	18.39	2,695,553	1.78%	-0.37%
2014	0.00%	145,778	18.46	2,690,950	1.53%	4.66%
2013	0.00%	155,439	17.64	2,741,416	1.76%	15.95%
2012	0.00%	159,771	15.21	2,430,109	2.02%	13.19%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2016	0.00%	174,747	20.45	3,573,994	1.53%	6.52%
2015	0.00%	153,221	19.20	2,941,922	1.67%	-0.34%
2014	0.00%	154,585	19.27	2,978,108	1.51%	4.86%
2013	0.00%	149,692	18.37	2,750,146	1.76%	21.50%
2012	0.00%	140,028	15.12	2,117,427	1.89%	15.48%
VIP Growth Portfolio - Service Class (FGS)
2016	0.00%	169,718	22.91	3,888,703	0.00%	0.71%
2015	0.00%	164,802	22.75	3,749,309	0.17%	7.05%
2014	0.00%	143,123	21.25	3,041,593	0.10%	11.19%
2013	0.00%	140,810	19.11	2,691,329	0.20%	36.20%
2012	0.00%	148,037	14.03	2,077,386	0.53%	14.54%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	0.00%	287,884	16.30	4,693,052	2.30%	4.63%
2015	0.00%	288,795	15.58	4,499,667	2.42%	-0.71%
2014	0.00%	311,903	15.69	4,894,243	2.28%	5.75%
2013	0.00%	291,896	14.84	4,331,098	2.29%	-1.89%
2012	0.00%	313,387	15.12	4,739,527	2.18%	5.77%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.00%	300,239	27.94	8,388,022	0.44%	12.11%
2015	0.00%	306,092	24.92	7,627,642	0.39%	-1.50%
2014	0.00%	340,307	25.30	8,609,359	0.16%	6.20%
2013	0.00%	361,990	23.82	8,623,552	0.42%	36.06%
2012	0.00%	382,250	17.51	6,692,700	0.50%	14.75%
VIP Overseas Portfolio - Service Class (FOS)
2016	0.00%	208,314	8.97	1,868,893	1.38%	-5.12%
2015	0.00%	214,321	9.46	2,026,574	1.25%	-5.44%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.00%	6,830	$21.97	$150,072	0.94%	9.48%
2015	0.00%	10,501	20.07	210,756	0.88%	-3.05%
2014	0.00%	12,114	20.70	250,790	1.00%	6.69%
2013	0.00%	9,820	19.40	190,546	0.80%	30.44%
2012	0.00%	11,532	14.88	171,540	0.51%	27.10%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2016	0.00%	1,501	11.96	17,956	0.28%	4.34%
2015	0.00%	1,557	11.47	17,852	0.06%	-5.82%
2014	0.00%	2,785	12.17	33,903	0.04%	3.95%
2013	0.00%	567	11.71	6,640	0.06%	13.57%
2012	0.00%	354	10.31	3,651	0.00%	3.12%	****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.00%	228,528	15.66	3,579,358	1.04%	0.08%
2015	0.00%	231,643	15.65	3,625,174	1.30%	3.94%
2014	0.00%	243,058	15.06	3,659,480	1.11%	2.29%
International Growth Fund/VA - Non-Service Shares (OVIG)
2016	0.00%	50,417	9.21	464,548	1.00%	-2.12%
2015	0.00%	14,374	9.41	135,309	0.46%	3.43%
2014	0.00%	2,370	9.10	21,569	0.01%	-8.99%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	0.00%	206,612	23.25	4,803,252	1.13%	11.62%
2015	0.00%	209,415	20.83	4,361,729	0.93%	3.33%
2014	0.00%	215,290	20.16	4,339,657	0.82%	10.70%
2013	0.00%	222,150	18.21	4,044,997	1.11%	31.77%
2012	0.00%	233,934	13.82	3,232,513	0.94%	16.87%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016	0.00%	106,704	27.66	2,951,561	0.50%	18.05%
2015	0.00%	106,633	23.43	2,498,551	0.88%	-5.90%
2014	0.00%	87,944	24.90	2,189,817	0.85%	11.93%
2013	0.00%	87,394	22.25	1,944,123	0.92%	41.01%
2012	0.00%	85,770	15.78	1,353,048	0.57%	17.99%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016	0.00%	34,280	10.89	373,168	4.99%	6.53%
2015	0.00%	37,480	10.22	382,984	5.78%	-2.26%
2014	0.00%	35,491	10.45	371,046	4.02%	2.84%
2013	0.00%	57,082	10.17	580,300	5.33%	-0.13%
2012	0.00%	41,999	10.18	427,530	0.00%	1.80%	****
All Asset Portfolio - Administrative Class (PMVAAA)
2016	0.00%	44,494	11.10	493,966	2.84%	12.93%
2015	0.00%	36,417	9.83	358,008	3.47%	-8.99%
2014	0.00%	36,285	10.80	391,932	5.74%	0.47%
2013	0.00%	26,394	10.75	283,750	4.62%	0.27%
2012	0.00%	31,673	10.72	339,574	5.66%	7.21%	****
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2016	0.00%	8,226	6.36	52,293	1.13%	15.16%
2015	0.00%	5,371	5.52	29,650	4.38%	-25.70%
2014	0.00%	3,732	7.43	27,730	0.29%	-25.70%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2016	0.00%	40,867	12.35	504,829	1.16%	3.01%
2015	0.00%	110,041	11.99	1,319,665	1.45%	-7.08%
2014	0.00%	63,127	12.91	814,753	2.17%	0.40%
2013	0.00%	229,016	12.85	2,943,988	1.87%	-6.47%
2012	0.00%	59,609	13.74	819,308	5.32%	5.50%
Low Duration Portfolio - Administrative Class (PMVLDA)
2016	0.00%	228,594	12.75	2,915,145	1.49%	1.41%
2015	0.00%	212,047	12.58	2,666,632	3.44%	0.31%
2014	0.00%	222,542	12.54	2,789,995	1.14%	0.85%
2013	0.00%	214,043	12.43	2,660,855	1.51%	-0.13%
2012	0.00%	232,635	12.45	2,895,820	1.92%	5.86%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Portfolio - Administrative Class (PMVTRA)
2016	0.00%	204,109	$11.68	$2,384,159	1.98%	2.69%
2015	0.00%	109,359	11.38	1,243,993	5.33%	0.44%
2014	0.00%	98,968	11.33	1,120,910	2.17%	4.27%
2013	0.00%	113,551	10.86	1,233,401	2.18%	-1.96%
2012	0.00%	169,537	11.08	1,878,256	2.55%	9.60%
VT Growth & Income Fund: Class IB (PVGIB)
2016	0.00%	832	19.16	15,937	1.66%	15.02%
2015	0.00%	842	16.65	14,023	1.82%	-7.53%
2014	0.00%	851	18.01	15,327	1.30%	10.73%
2013	0.00%	864	16.26	14,053	1.62%	35.68%
2012	0.00%	879	11.99	10,537	1.69%	19.14%
VT Growth Opportunities Fund: Class IB (PVGOB)
2016	0.00%	326	10.14	3,307	0.00%	1.44%	****
VT Voyager Fund: Class IB (PVTVB)
2015	0.00%	139	20.66	2,872	1.05%	-6.11%
2014	0.00%	131	22.01	2,883	0.69%	9.72%
2013	0.00%	129	20.06	2,588	0.70%	43.72%
2012	0.00%	286	13.96	3,992	0.31%	14.23%
VI American Franchise Fund - Series I Shares (ACEG)
2016	0.00%	36,616	15.91	582,603	0.00%	2.27%
2015	0.00%	44,187	15.56	687,477	0.00%	5.01%
2014	0.00%	43,448	14.82	643,748	0.04%	8.44%
2013	0.00%	37,656	13.66	514,508	0.43%	40.14%
2012	0.00%	44,194	9.75	430,895	0.00%	-2.50%	****
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2016	0.00%	1,363	14.73	20,081	0.10%	13.43%
2015	0.00%	683	12.99	8,871	0.37%	-4.03%
2014	0.00%	1,223	13.53	16,551	0.03%	4.43%
2013	0.00%	2,892	12.96	37,476	0.43%	28.81%
2012	0.00%	169	10.06	1,700	0.06%	0.60%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2016	0.00%	15,215	10.60	161,328	0.09%	-0.48%
2015	0.00%	19,902	10.65	212,050	0.75%	1.85%
2014	0.00%	124,585	10.46	1,303,325	0.00%	4.66%
2013	0.00%	2,000	10.00	19,991	0.00%	-0.04%	****
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	1,062	10.98	11,658	0.65%	9.78%	****
T. Rowe Price Health Sciences Portfolio (TRHSP)
2016	0.00%	35,572	22.04	783,859	0.00%	-10.48%
2015	0.00%	23,213	24.62	571,421	0.00%	12.76%
2014	0.00%	20,677	21.83	451,399	0.00%	31.57%
2013	0.00%	9,812	16.59	162,812	0.00%	50.86%
Health Sciences Portfolio - II (TRHS2)
2016	0.00%	68,837	30.50	2,099,845	0.00%	-10.72%
2015	0.00%	145,936	34.17	4,985,981	0.00%	12.47%
2014	0.00%	139,529	30.38	4,238,528	0.00%	31.22%
2013	0.00%	140,445	23.15	3,251,228	0.00%	50.51%
2012	0.00%	96,300	15.38	1,481,151	0.00%	31.00%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.00%	133,664	8.40	1,122,784	0.34%	43.71%
2015	0.00%	211,248	5.85	1,234,779	0.03%	-33.45%
2014	0.00%	147,317	8.78	1,293,818	0.09%	-19.10%
2013	0.00%	198,708	10.86	2,157,245	0.49%	10.53%
2012	0.00%	120,524	9.82	1,183,754	0.71%	-1.78%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.00%	356,193	$12.13	$4,320,373	0.58%	-2.57%
2015	0.00%	416,310	12.45	5,182,645	0.36%	-8.35%
2014	0.00%	424,855	13.58	5,770,628	0.50%	-5.26%
2013	0.00%	469,207	14.34	6,727,189	1.28%	25.13%
2012	0.00%	453,600	11.46	5,197,286	1.14%	19.18%
Variable Insurance Portfolios - Balanced (WRBP)
2016	0.00%	134	17.44	2,336	1.68%	2.03%
2015	0.00%	305	17.09	5,212	0.91%	-0.32%
2014	0.00%	318	17.15	5,452	0.94%	7.57%
2013	0.00%	310	15.94	4,941	1.47%	23.70%
2012	0.00%	296	12.88	3,814	0.61%	11.74%
Variable Insurance Portfolios - Bond (WRBDP)
2016	0.00%	212	14.01	2,971	2.35%	4.03%
2015	0.00%	191	13.47	2,573	2.84%	0.20%
2014	0.00%	168	13.44	2,258	3.74%	4.34%
2013	0.00%	144	12.88	1,855	3.38%	-2.09%
2012	0.00%	119	13.16	1,566	3.07%	5.78%
Variable Insurance Portfolios - Core Equity (WRCEP)
2015	0.00%	220	19.21	4,227	0.36%	-0.69%
2014	0.00%	244	19.35	4,721	0.49%	9.68%
2013	0.00%	252	17.64	4,445	0.55%	33.51%
2012	0.00%	259	13.21	3,422	0.00%	18.60%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2016	0.00%	284	6.14	1,745	0.68%	23.81%
2015	0.00%	250	4.96	1,240	0.10%	-22.39%
2014	0.00%	202	6.39	1,292	0.00%	-13.04%
2013	0.00%	167	7.35	1,228	0.00%	7.80%
2012	0.00%	135	6.82	921	0.00%	1.88%
Variable Insurance Portfolios - Growth (WRGP)
2015	0.00%	239	19.09	4,562	0.11%	7.17%
2014	0.00%	266	17.81	4,737	0.41%	11.81%
2013	0.00%	274	15.93	4,364	0.44%	36.46%
2012	0.00%	282	11.67	3,292	0.00%	12.74%
Variable Insurance Portfolios - High Income (WRHIP)
2016	0.00%	55,419	20.58	1,140,568	7.33%	16.19%
2015	0.00%	51,791	17.71	917,410	5.48%	-6.50%
2014	0.00%	55,274	18.95	1,047,225	4.80%	1.90%
2013	0.00%	59,389	18.59	1,104,160	4.45%	10.50%
2012	0.00%	28,342	16.83	476,868	0.13%	18.64%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	0.00%	12,274	22.33	274,126	0.00%	6.12%
2015	0.00%	20,212	21.05	425,396	0.00%	-5.78%
2014	0.00%	17,346	22.34	387,470	0.00%	7.87%
2013	0.00%	14,745	20.71	305,341	0.00%	29.94%
2012	0.00%	3,637	15.94	57,963	0.00%	13.56%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2016	0.00%	502	16.84	8,455	1.48%	4.80%
2015	0.00%	457	16.07	7,344	2.69%	0.34%
2014	0.00%	413	16.02	6,614	0.83%	4.86%
2013	0.00%	363	15.27	5,544	1.25%	27.13%
2012	0.00%	304	12.01	3,652	0.91%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2016	0.00%	413	16.38	6,763	1.55%	4.52%
2015	0.00%	357	15.67	5,593	2.24%	0.06%
2014	0.00%	291	15.66	4,556	0.99%	4.61%
2013	0.00%	199	14.97	2,979	1.12%	23.81%
2012	0.00%	132	12.09	1,596	0.64%	10.82%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Science and Technology (WRSTP)
2016	0.00%	188	$22.96	$4,316	0.00%	1.54%
2015	0.00%	168	22.61	3,798	0.00%	-2.88%
2014	0.00%	152	23.28	3,538	0.00%	2.91%
2013	0.00%	134	22.62	3,031	0.00%	56.38%
2012	0.00%	119	14.46	1,721	0.00%	27.83%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2016	0.00%	129	17.80	2,296	0.00%	2.91%
2015	0.00%	120	17.30	2,076	0.00%	1.88%
2014	0.00%	109	16.98	1,850	0.00%	1.59%
2013	0.00%	99	16.71	1,654	0.00%	43.36%
2012	0.00%	87	11.66	1,014	0.00%	5.16%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2016	0.00%	12,332	26.57	327,630	0.00%	7.75%
2015	0.00%	13,119	24.66	323,480	0.00%	-2.88%
2014	0.00%	22,462	25.39	570,289	0.00%	-1.88%
2013	0.00%	25,795	25.87	667,439	0.00%	50.23%
2012	0.00%	25,562	17.22	440,269	0.00%	7.87%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	179,967	20.71	3,726,617	1.34%	27.34%
2012	0.00%	168,441	16.26	2,739,153	2.07%	21.23%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	84,692	19.12	1,619,276	1.97%	-0.97%
2012	0.00%	79,918	19.31	1,542,997	1.41%	13.16%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	123,410	18.24	2,250,570	2.34%	22.98%
2012	0.00%	124,579	14.83	1,847,383	3.04%	18.30%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	148,779	20.70	3,079,800	4.80%	1.64%
2012	0.00%	159,924	20.37	3,257,230	6.07%	15.06%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00%	46,600	21.46	1,000,024	0.52%	11.45%
2013	0.00%	51,136	19.25	984,607	0.62%	30.29%
2012	0.00%	54,370	14.78	803,489	0.45%	16.97%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	147,951	18.20	2,693,098	6.02%	6.94%
2012	0.00%	193,522	17.02	3,294,093	7.09%	14.71%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	146,067	19.48	2,845,602	1.13%	0.75%
2012	0.00%	159,093	19.34	3,076,235	0.40%	17.24%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	36,553	11.23	410,599	0.55%	17.81%
2012	0.00%	32,228	9.53	307,280	0.94%	15.58%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00%	128,583	16.56	2,128,718	1.24%	-8.18%
2013	0.00%	130,842	18.03	2,358,996	1.31%	30.30%
2012	0.00%	134,487	13.84	1,860,855	1.72%	20.67%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	55,258	11.84	654,333	2.88%	21.27%
2012	0.00%	51,348	9.76	501,384	3.00%	18.29%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	202,712	12.17	2,466,317	1.26%	21.34%
2012	0.00%	210,720	10.03	2,112,840	0.61%	15.78%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	111,298	12.78	1,421,854	2.27%	21.42%
2012	0.00%	117,243	10.52	1,233,555	0.36%	17.24%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.00%	20,150	$15.81	$318,654	0.76%	4.67%
2014	0.00%	7,617	15.11	115,084	0.26%	11.33%
2013	0.00%	25,511	13.57	346,216	0.81%	29.74%
2012	0.00%	6,308	10.46	65,984	0.81%	14.02%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	14,088	16.13	227,175	0.00%	3.47%
2013	0.00%	14,012	15.58	218,370	0.00%	45.83%
2012	0.00%	17,474	10.69	186,736	0.00%	8.82%

2016	Contract owners’ equity:				$357,601,295
2015	Contract owners’ equity:				$341,070,770
2014	Contract owners’ equity:				$354,611,249
2013	Contract owners’ equity:				$351,781,058
2012	Contract owners’ equity:				$296,273,260
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2016. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2017

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2016	2015	2014
Revenues
Policy charges	$2,361	$2,216	$2,065
Premiums	642	786	831
Net investment income	2,139	1,982	1,900
Net realized investment (losses) gains, including other-than-temporary impairment losses	(111)	82	(1,078)
Other revenues	8	14	11

Total revenues	$5,039	$5,080	$3,729

Benefits and expenses
Interest credited to policyholder account values	$1,406	$1,078	$1,096
Benefits and claims	1,298	1,662	1,502
Amortization of deferred policy acquisition costs	433	68	207
Other expenses, net of deferrals	998	1,044	1,055

Total benefits and expenses	$4,135	$3,852	$3,860

Income (loss) before federal income taxes and noncontrolling interests	$904	$1,228	$(131)
Federal income tax expense (benefit)	126	293	(147)

Net income	$778	$935	$16
Loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Net income attributable to Nationwide Life Insurance Company	$869	$1,031	$110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2016	2015	2014
Net income	$778	$935	$16

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$237	$(720)	$435
Other	22	43	27

Total other comprehensive income (loss), net of tax	$259	$(677)	$462

Total comprehensive income	$1,037	$258	$478
Comprehensive loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,128	$354	$572

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2016	2015
Assets
Investments:
Fixed maturity securities, available-for-sale	$43,690	$37,570
Mortgage loans, net of allowance	9,760	8,396
Policy loans	989	993
Short-term investments	1,944	766
Other investments	1,111	943

Total investments	$57,494	$48,668
Cash and cash equivalents	92	67
Accrued investment income	514	477
Deferred policy acquisition costs	5,432	5,200
Goodwill	200	200
Other assets	2,835	2,328
Separate account assets	89,071	87,238

Total assets	$155,638	$144,178

Liabilities and equity
Liabilities
Future policy benefits and claims	$52,911	$45,397
Short-term debt	300	400
Long-term debt	707	707
Other liabilities	3,104	2,042
Separate account liabilities	89,071	87,238

Total liabilities	$146,093	$135,784

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	6,530	5,661
Accumulated other comprehensive income	626	367

Total shareholder’s equity	$8,878	$7,750
Noncontrolling interests	667	644

Total equity	$9,545	$8,394

Total liabilities and equity	$155,638	$144,178

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504
Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2016	2015	2014
Cash flows from operating activities
Net income	$778	$935	$16
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	111	(82)	1,078
Interest credited to policyholder account values	1,406	1,078	1,096
Capitalization of deferred policy acquisition costs	(823)	(870)	(685)
Amortization of deferred policy acquisition costs	433	68	207
Amortization and depreciation	81	107	128
Deferred tax expense (benefit)	65	217	(152)
Changes in:
Policy liabilities	(680)	(249)	(421)
Derivatives, net	(247)	(141)	(181)
Other, net	(142)	(280)	(59)

Net cash provided by operating activities	$982	$783	$1,027

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$3,007	$2,828	$2,798
Proceeds from sales of available-for-sale securities	852	466	647
Purchases of available-for-sale securities	(8,938)	(7,106)	(5,640)
Proceeds from repayments and sales of mortgage loans	792	1,027	920
Issuances of mortgage loans	(2,163)	(2,155)	(1,837)
Net (purchases) sales of short-term investments	(1,174)	169	(524)
Collateral received, net	217	48	399
Other, net	(231)	(136)	(94)

Net cash used in investing activities	$(7,638)	$(4,859)	$(3,331)

Cash flows from financing activities
Net change in short-term debt	$(100)	$(260)	$382
Repayments of long-term debt	—	(2)	—
Investment and universal life insurance product deposits	10,894	8,224	6,037
Investment and universal life insurance product withdrawals	(4,132)	(3,884)	(4,095)
Other, net	19	(12)	(4)

Net cash provided by financing activities	$6,681	$4,066	$2,320

Net increase (decrease) in cash and cash equivalents	$25	$(10)	$16
Cash and cash equivalents at beginning of year	67	77	61

Cash and cash equivalents at end of year	$92	$67	$77

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2016 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2016 and 2015, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.6% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2016 and 2015 was $2.3 billion. In connection with an FHLB requirement for funding agreements, the Company held $47 million and $46 million of FHLB stock as of December 31, 2016 and 2015, respectively.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $72 million and $78 million as of December 31, 2016 and 2015, respectively.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2016 and 2015, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% as of December 31, 2016 and 2015) to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2016 and December 31, 2015, the fair value of the securities received as collateral and recorded off balance sheet is $331 million and $167 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2016 and 2015, the fair value of loaned securities was $541 million and $389 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds and real estate partnerships and funds accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $495 million and $315 million as of December 31, 2016 and 2015, respectively. The carrying value of these investments was $362 million and $199 million as of December 31, 2016 and 2015, respectively.

The Company has sold $1.5 billion and $1.4 billion in tax credit funds to unrelated third parties as of December 31, 2016 and 2015, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2032. These guarantees are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $836 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the tax credit funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $667 million and $644 million as of December 31, 2016 and 2015, respectively, and are included within the consolidated balance sheet primarily as other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016, and other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2016 annual impairment test and determined that no impairment was required. As of December 31, 2016 and 2015, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2016 and 2015 (4% in 2014) and 33% of the number of life insurance policies in force in 2016 (35% in 2015 and 37% in 2014). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2017, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2016, the Company adopted ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as a practical expedient for fair value within the fair value hierarchy. The adoption of this guidance resulted in changes to disclosures only. Refer to Note 8 for the disclosure in accordance with the adopted guidance.

On January 1, 2016, the Company adopted ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The adoption of this guidance had no material impact on the Company’s consolidated financial statements. Refer to Note 2 for discussion on short duration insurance contracts.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. The Company will adopt ASU 2014-09 for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The Company is currently in the process of determining the impact of adoption.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not, in and of itself, trigger de-designation of a hedging relationship provided that all other hedge accounting criteria continue to be met. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for equity method, the cost of acquiring the additional interest in the investee would be added to the current basis of the investor’s previously held interest, and the equity method would be applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in accumulated other comprehensive income related to an available-for-sale security that becomes eligible for the equity method are to be recognized in earnings as of the date on which the investment qualifies for the equity method. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $359 million and $496 million for the years ended December 31, 2016 and December 31, 2015, respectively. The separate account value subject to GMIB was $347 million and $380 million for the years ended December 31, 2016 and December 31, 2015, respectively. The net amount at risk, general account value, reserve balances and paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2016				December 31, 2015
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$922	$27,459	$76	66	$885	$24,452	$208	66
Minimum return or anniversary contract value	1,813	31,380	555	71	1,817	31,511	1,133	70

Total contracts with GMDB	$2,735	$58,839	$631	69	$2,702	$55,963	$1,341	68

Contracts with GLWB:
GLWB minimum return or anniversary contract value	$149	$34,974	$166	67	$141	$32,187	$142	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
GMDB	$170	$148
GLWB	$297	$180

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $36 million and $20 million for the years ended December 31, 2016 and 2015, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Mutual funds:
Bond	$5,986	$5,371
Domestic equity	48,824	46,469
International equity	3,010	3,001

Total mutual funds	$57,820	$54,841
Money market funds	1,019	1,122

Total[1]	$58,839	$55,963

1	Excludes $30.2 billion and $31.3 billion as of December 31, 2016 and 2015, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed indexed annuity products with GMDB and GLWB. As of December 31, 2016 and 2015, the general account value for contracts with GMDB was $5.2 billion and $2.7 billion, respectively, which includes $2.5 billion and $1.4 billion, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk, reserve balance and paid claims for these guarantees were immaterial as of December 31, 2016 and 2015.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $710 million and $548 million as of December 31, 2016 and 2015, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2016	$2,991	$2,117	$55,053	51
December 31, 2015	$2,473	$2,053	$48,140	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2016	2015	2014
Balance at beginning of year	$5,200	$4,063	$3,778
Capitalization of DAC	823	870	685
Amortization of DAC, excluding unlocks	(412)	(326)	(397)
Amortization of DAC related to unlocks	(21)	258	190
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(158)	335	(193)

Balance at end of year	$5,432	$5,200	$4,063

During 2016, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in amortization for DAC of $190 million and decrease in amortization for other related balances of $15 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate public securities	27,355	1,049	350	28,054
Corporate private securities	5,731	227	147	5,811
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until anticipated recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2016. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,122	$1,135
Due after one year through five years	11,637	12,127
Due after five years through ten years	11,677	11,727
Due after ten years	11,700	12,217

Subtotal	$36,136	$37,206
Residential mortgage-backed securities	3,161	3,248
Commercial mortgage-backed securities	1,260	1,279
Asset-backed securities	1,967	1,957

Total fixed maturity securities	$42,524	$43,690

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,174	$588
Adjustment to DAC	(191)	(33)
Adjustment to future policy benefits and claims	(68)	(16)
Adjustment to policyholder dividend obligation	(74)	(67)
Deferred federal income tax expense	(288)	(156)

Net unrealized gains on available-for-sale securities	$553	$316

1	Includes net unrealized gains (losses) of $1 million and ($20) million as of December 31, 2016 and 2015, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2016	2015
Balance at beginning of year	$316	$1,036
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	499	(1,662)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	21	(11)
Net adjustment to DAC and other expense	(158)	339
Net adjustment to future policy benefits and claims	(52)	143
Net adjustment to policyholder dividend obligations	(7)	53
Related federal income tax (expense) benefit	(109)	401

Unrealized gains (losses) on available-for-sale securities	$194	$(737)
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($23 and $9 as of December 31, 2016 and 2015, respectively)	(43)	(17)

Net unrealized gains (losses) on available-for-sale securities	$237	$(720)

Balance at end of year	$553	$316

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2016
Fixed maturity securities:
Corporate public securities	$7,315	$255	$990	$95	$350
Corporate private securities	1,447	65	508	82	147
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total [2]	$10,108	$348	$2,354	$255	$603

December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Residential mortgage-backed securities	427	3	423	39	42
Asset-backed securities	654	7	756	67	74
Other	844	20	81	2	22

Total[2]	$11,737	$541	$2,653	$464	$1,005

1	As of December 31, 2016 and 2015, there were $118 million and $448 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 946 and 1,059 available-for-sale securities in an unrealized loss position as of December 31, 2016 and 2015, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Amortized cost:
Loans with non-specific reserves	$9,775	$8,403
Loans with specific reserves[1]	17	19

Total amortized cost	$9,792	$8,422

Valuation allowance:
Non-specific reserves	$28	$23
Specific reserves	4	3

Total valuation allowance[2]	$32	$26

Mortgage loans, net of allowance	$9,760	$8,396

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2016, 2015 and 2014. The average recorded investment was $18 million, $14 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes in the valuation allowance for the years ended December 31, 2016, 2015 and 2014 were immaterial.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

As of December 31, 2016 and 2015, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total[2]	$9,734	$58	$9,792	$9,710	$82	$9,792

December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[3]	$8,392	$30	$8,422	$8,323	$99	$8,422

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2016, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.05 and 1.26, with a total weighted average DSC ratio of 2.04. As of December 31, 2016, the weighted average LTV ratios for the respective DSC ratio ranges above were 58% and 74%, with a total weighted average LTV ratio of 59%.
3	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2016 and 2015, respectively. Additionally, available-for-sale securities with a carrying value of $260 million and $538 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2016 and 2015, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Fixed maturity securities, available-for-sale	$1,781	$1,646	$1,575
Mortgage loans	407	390	362
Alternative Investments	(60)	(56)	(32)
Policy loans	52	51	51
Other	21	12	3

Gross investment income	$2,201	$2,043	$1,959
Investment expenses	62	61	59

Net investment income	$2,139	$1,982	$1,900

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Realized gains on sales[1]	$50	$15	$31
Realized losses on sales[1]	(90)	(41)	(19)
Net realized derivative (losses) gains	(42)	120	(1,087)
Valuation losses and other	(3)	(11)	2
OTTI losses[2]	(26)	(1)	(5)

Net realized investment (losses) gains	$(111)	$82	$(1,078)

1	Proceeds from the sale of available-for-sale securities were $852 million, $466 million and $647 million during the years ended December 31, 2016, 2015 and 2014, respectively. Gross gains of $49 million, $11 million and $17 million and gross losses of $89 million, $36 million and $10 million were realized on sales of available-for-sale securities during the years ended December 31, 2016, 2015 and 2014, respectively.
2	OTTI on fixed maturity securities excludes $6 million, $2 million and $1 million of non-credit losses included in other comprehensive income for the years ended December 31, 2016, 2015 and 2014, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Cumulative credit losses at beginning of year[1]	$(224)	$(254)	$(272)
New credit losses	(22)	(1)	(2)
Incremental credit losses	—	—	(4)
Losses related to securities included in the beginning balance sold or paid down during the period	51	31	24

Cumulative credit losses at end of year[1]	$(195)	$(224)	$(254)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance and annuity products that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2016 and 2015, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2016
Derivatives designated and qualifying as hedging instruments	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$75	$2,078	$110	$1,681
Equity contracts	633	9,562	—	—
Total return swaps and other derivative contracts	—	—	2	2

Total derivatives[1]	$836	$12,582	$123	$1,971

December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[1]	$570	$9,006	$106	$1,150

1	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 million and $11 million, respectively, as of December 31, 2016 and 2015.

Of the $836 million and $570 million of fair value of total derivative assets at December 31, 2016 and 2015, $71 million and $48 million, respectively, are subject to master netting agreements. The Company received $660 million and $374 million of cash collateral and held $89 million and $99 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015. Of the $123 million and $106 million of fair value of total derivative liabilities at December 31, 2016 and 2015, $71 million and $48 million are subject to master netting agreements, respectively. The Company posted $151 million and $92 million of cash collateral and pledged securities with a fair value of $54 million and $64 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Derivatives not designated as hedging instruments:
Interest rate contracts	$13	$(141)	$142
Equity contracts	(81)	(257)	(79)
Total return swaps	—	(44)	(195)
Other derivative contracts	8	(6)	4
Net interest settlements	(2)	32	20

Total derivative losses[1]	$(62)	$(416)	$(108)
Change in embedded derivative liabilities and related fees[2]	20	536	(979)

Net realized derivative (losses) gains	$(42)	$120	$(1,087)

1	Included in total derivative losses are economic hedging (losses) gains of $(2) million, $(402) million and $941 million related to the guaranteed benefit annuity programs for the years ended December 31, 2016, 2015 and 2014, respectively. Included in total derivative (losses) gains for the year ended December 31, 2015 and 2014 are economic hedging gains (losses) of $52 million and $(1.0) billion related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the year ended December 31, 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. The annual review produced a favorable impact for the year ended December 31, 2014, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate public securities	—	27,845	209	28,054
Corporate private securities	—	4,747	1,064	5,811
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million as of December 31, 2016 of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net gains (losses)
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $157 million for future policy benefits and claims, $145 million for derivative assets, $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of the total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value has changed to conform with current period presentation as a result of new guidance.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in observability of pricing inputs used for certain corporate public and private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.
3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets[1]	83,466	1,323	361	85,150

Assets at fair value	$85,044	$37,028	$2,071	$124,143

Liabilities
Future policy benefits and claims	$—	$—	$65	$65
Derivative instruments - liabilities	—	100	6	106

Liabilities at fair value	$—	$100	$71	$171

1	Excludes $2.1 billion of separate account assets that use NAV as a practical expedient to estimate fair value, which presentation has changed to conform with the current period presentation as a result of new guidance. This included an investment in a mutual fund that was not redeemed until the guarantee period expired in 2016 with a net asset value of $1.7 billion. The investment strategy of this fund was to build a portfolio where the assets were sufficient to achieve a target portfolio value by the end of the guarantee period.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$354	$2,068	$264
Net (losses) gains
In operations[1]	(6)	—	(46)	7	(45)	(313)
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	—	247	144
Sales	(162)	—	(24)	—	(186)	(24)
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as practical expedient to estimate fair value has changed to conform with the current period presentation as a result of new guidance.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to the change in observability of pricing inputs used for certain corporate private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2016				December 31, 2015
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$9,760	$9,589	$—	$9,589	$8,396	$8,462	$—	$8,462
Policy loans	$989	$989	$—	$989	$993	$993	$—	$993
Other investments	$72	$72	$—	$72	$71	$71	$—	$71

Liabilities
Investment contracts	$31,431	$29,736	$—	$29,736	$27,301	$25,822	$—	$25,822
Short-term debt	$300	$300	$—	$300	$400	$400	$—	$400
Long-term debt	$707	$927	$920	$7	$707	$941	$934	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Liabilities:
Future policyholder benefits	$1,602	$1,637
Policyholder funds and accumulated dividends	138	138
Policyholder dividends payable	20	21
Policyholder dividend obligation	100	99
Other policy obligations and liabilities	38	35

Total liabilities	$1,898	$1,930

Assets:
Available-for-sale securities	$1,286	$1,316
Mortgage loans, net of allowance	223	235
Policy loans	138	146
Other assets	98	71

Total assets	$1,745	$1,768

Excess of reported liabilities over assets	$153	$162

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$7	$(53)
Adjustment to policyholder dividend obligation	(7)	53

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$153	$162

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,286	$1,316
Amortized cost	1,212	1,249
Shadow policyholder dividend obligation	(74)	(67)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2016	2015	2014
Revenues:
Premiums	$56	$58	$61
Net investment income	84	87	93
Realized investment (losses) gains	(3)	1	1
Realized losses credited to policyholder benefit obligation	(1)	(5)	(5)

Total revenues	$136	$141	$150

Benefits and expenses:
Policy and contract benefits	$125	$122	$124
Change in future policyholder benefits and interest credited to policyholder accounts	(36)	(33)	(34)
Policyholder dividends	40	40	43
Change in policyholder dividend obligation	(8)	(4)	(1)
Other expenses	1	1	2

Total benefits and expenses	$122	$126	$134

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$15	$16
Federal income tax expense	5	5	6

Revenues, net of benefits and expenses and federal income tax expense	$9	$10	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$162	$172	$182
Change during period	(9)	(10)	(10)

End of period	$153	$162	$172

Cumulative closed block earnings from inception through December 31, 2016, 2015 and 2014 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $26 million, $32 million and $32 million as of December 31, 2016, 2015 and 2014, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $300 million and $400 million outstanding under the agreement as of December 31, 2016 and 2015, respectively, with a weighted average interest rate of 0.72% and 0.45%, respectively.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

In March 2016, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 24, 2017, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.1 billion and $6.7 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2016 and 2015, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The amount of interest paid on short-term debt was immaterial in 2016, 2015 and 2014.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2016	2015
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	7

Total long-term debt	$707	$707

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2016, 2015 and 2014. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2016	2015	2014
Current tax expense	$61	$76	$5
Deferred tax expense (benefit)	65	217	(152)

Total tax expense (benefit)	$126	$293	$(147)

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2016		2015		2014
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$316	35%	$430	35%	$(46)	35%
Dividends received deduction	(144)	(16)%	(118)	(10)%	(87)	66%
Tax credits	(81)	(9)%	(63)	(5)%	(53)	41%
Noncontrolling interest	32	4%	33	3%	33	(25)%
Other, net	3	—%	11	1%	6	(5)%

Total	$126	14%	$293	24%	$(147)	112%

The Company’s current federal income tax liability was $52 million and $61 million as of December 31, 2016 and 2015, respectively.

The Company made $7 million, $33 million and immaterial payments for the years ended December 31, 2016, 2015 and 2014, respectively.

During 2016 and 2015, the Company recorded a tax benefit of $6 million and $1 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2016, the Company had $254 million in low-income-housing credit carryforwards, which expire between 2024 and 2036, $268 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $77 million in foreign tax credit carryforwards, which expire between 2017 and 2025. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Deferred tax assets
Future policy benefits and claims	$953	$825
Tax credit carryforwards	599	483
Derivatives, including embedded derivatives	21	120
Other	383	411

Gross deferred tax assets	$1,956	$1,839
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,939	$1,822

Deferred tax liabilities
Deferred policy acquisition costs	$1,577	$1,502
Available-for-sale securities	536	315
Other	278	249

Gross deferred tax liabilities	$2,391	$2,066

Net deferred tax liability	$452	$244

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2016	2015	2014
Balance at beginning of period	$36	$38	$36
Additions for current year tax positions	1	1	3
Additions for prior year tax positions	1	—	—
Reductions for prior years tax positions	(2)	(3)	(1)

Balance at end of period	$36	$36	$38

The Company believes it is reasonably possible that the liability for unrecognized tax benefits could decrease $15 million within the next 12 months as a result of IRS exam settlement.

The Company files consolidated income tax returns in the U.S. federal jurisdiction and various state jurisdictions. NMIC and its eligible subsidiaries are no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. NLIC and its eligible subsidiaries are no longer subject to examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 and 2012. Any adjustments that may result from either IRS examination of tax returns or appeals settlement are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million as of December 31, 2016 and 2015, which also allowed NLIC to admit additional deferred tax assets of $8 million as of December 31, 2016 and 2015.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million and $64 million as of December 31, 2016 and 2015, respectively, which also reduced NLIC’s admitted deferred tax assets by $15 million and $10 million as of December 31, 2016 and 2015, respectively.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2016	2015	2014
Statutory net income (loss)
NLIC	$751	$167	$341
NLAIC	$(227)	$(99)	$(122)

Statutory capital and surplus
NLIC	$5,208	$4,567	$4,408
NLAIC	$968	$735	$691

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2016, 2015 and 2014 NLIC did not pay any dividends to NFS. As of January 1, 2017, NLIC has the ability to pay dividends to NFS totaling $751 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2016, 2015 and 2014, the Company was allocated costs from NMIC and NSC totaling $277 million, $289 million and $275 million, respectively.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $19 million, $18 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.3 billion as of December 31, 2016 and 2015, respectively. Total revenues from these contracts were $127 million, $129 million and $131 million for the years ended December 31, 2016, 2015 and 2014, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111 million, $106 million and $109 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $209 million for the years ended December 31, 2016 and 2015 and $208 million for the years ended 2014, while benefits, claims and expenses ceded during these years were $185 million, $207 million and $217 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2016 and 2015, customer allocations to NFG funds totaled $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2016, 2015 and 2014, NFG paid the Company $199 million, $196 million and $185 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $899 million and $501 million as of December 31, 2016 and 2015, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2016, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $65 million, $63 million and $57 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $332 million, $238 million and $142 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $11 million, $14 million and $18 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory matters. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor (“DOL”), the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2016	2015	2014
Premiums
Direct	$1,011	$1,144	$1,178
Assumed from other companies	—	—	—
Ceded to other companies	(369)	(358)	(347)

Net	$642	$786	$831

Life, accident and health insurance in force
Direct	$275,404	$260,465	$241,936
Assumed from other companies	2	5	5
Ceded to other companies	(61,674)	(60,976)	(59,588)

Net	$213,732	$199,494	$182,353

Amounts recoverable under reinsurance contracts totaled $683 million, $647 million and $704 million as of December 31, 2016, 2015 and 2014, respectively, and are included in other assets in the consolidated balance sheets.

(18) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods while deferred fixed indexed annuity contracts generate a return for the customer based o market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable and fixed annuities.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$1,313	107	941	—	$2,361
Premiums	309	—	296	37	642
Net investment income	713	791	624	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(299)	(299)
Other revenues[2]	—	—	—	14	14

Total revenues	$2,335	$898	$1,861	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder accounts[3]	$424	531	260	30	$1,245
Benefits and claims[4]	487	—	758	32	1,277
Amortization of DAC	235	4	197	(3)	433
Other expenses, net of deferrals	333	181	321	163	998

Total benefits and expenses	$1,479	$716	$1,536	$222	$3,953

Income before federal income taxes and noncontrolling interests	$856	182	325	(459)	$904

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	—	(91)

Pre-tax operating earnings (loss)	$856	$182	$325	$(75)

Assets as of year end	$79,199	$32,239	$33,863	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	$111	$846	$—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	$494	$236	$20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	$199	$306	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	—	(96)

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	11
Less: net loss attributable to noncontrolling interest	—	—	—	(94)

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2016 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$596	$645	$645
Obligations of states, political subdivisions and foreign governments	2,454	2,696	2,696
Public utilities	4,396	4,508	4,508
All other corporate, mortgage-backed and asset-backed securities	35,078	35,841	35,841

Total fixed maturity securities, available-for-sale	$42,524	$43,690	$43,690
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$2	$2	$2
Nonredeemable preferred stocks	—	8	8

Total equity securities, available-for-sale	$2	$10	$10
Trading assets	54	54	54
Mortgage loans, net of allowance	9,793		9,760	[1]
Policy loans	989		989
Other investments	1,047		1,047
Short-term investments	1,944		1,944

Total investments	$56,353		$57,494

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III         Supplementary Insurance Information

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2016
IPS - Annuity	$3,309	$18,007			$309
Retirement Plans	229	17,443			—
IPS - Life and NBSG	2,081	14,614			296
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2016
IPS - Annuity	$713	$1,074	$235	333
Retirement Plans	791	531	4	181
IPS - Life and NBSG	624	1,037	197	321
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS - Annuity	$591	$1,257	$13	$334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V         Valuation and Qualifying Accounts

Years ended December 31, 2016, 2015 and 2014 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

1	Amounts generally represent payoffs, sales and recoveries.

50

PART C. OTHER INFORMATION
Item 26. Exhibits
(a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26a.txt," and hereby incorporated by reference.
(b)	Not Applicable.
(c)	Underwriting or Distribution contracts between the Depositor and Principal Underwriter - Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt," and hereby incorporated by reference.
(d)	Contract - Filed previously with registration statement (333-156020) on June 6, 2009, as document "contract.htm," and hereby incorporated by reference.
(e)	Applications - Filed previously with registration statement (333-156020) on June 6, 2009, as document "application.htm," and hereby incorporated by reference.
(f)	Depositor’s Certificate of Incorporation and By-Laws -
(1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
(2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
(3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
(g)	Reinsurance Agreements -
(1)	Automatic Self Administered YRT Reinsurance Agreement with Swiss Re Life & Health America, Inc. dated June 1, 2006, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(2) and hereby incorporated by reference.
(2)	Automatic/Facultative YRT Reinsurance Agreement with RGA Reinsurance Company dated October 1, 2006, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(1) and hereby incorporated by reference.
(3)	Automatic YRT Reinsurance Agreement with SCOR Global Life U.S. Re Insurance Company of Texas, dated April 1, 2008, filed previously with registration statement (333-156020) on April 13, 2011 as document "scorreinsuranceagmt.htm" and hereby incorporated by reference.
(h)	Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, as document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, as document "amcentfpa99h2.htm".
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, as document "dreyfusfpa99h3.htm".
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006, as amended, as document "fedfpa99h4.htm".
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, as document "fidifpa99h5.htm".

(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, as document "frankfpa99h8.htm".
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, as document "janusfpa99h9a.htm".
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm".
(9)	Fund Participation Agreement with Neuberger Berman Management Inc., dated January 1, 2006, under document "neuberfpa99h13.htm".
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, as document "oppenfpa99h14.htm".
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(12)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Fund, Inc.) as amended, dated April 13, 2004, under document "blackrockfpa.htm".
(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".
(15)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
(16)	Fund Participation Agreement with Waddell and Reed Fund Services Company and Waddell and Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(17)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004, as document "dwsfpa.htm."
(18)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, dated December 31, 2002, as amended, as document "lordabbettfpa.htm."
The following Fund Participation Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit (26)(h), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit (26)(h), are hereby incorporated by reference.
(20)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
The following Fund Participation Agreement was previously filed on April 17, 2012 with post-effective amendment number 6 of registration statement (333-165020) under Exhibit (26)(h), and is hereby incorporated by reference.

(21)	Fund Participation Agreement with DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, and DFA Securities LLC, dated February 8, 2012, as document "dfafpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012 with post-effective amendment number 28 of registration statement (333-62692) under Exhibit (26)(h), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC., dated February 8, 2012, as document "northernlightsfpa.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(23)	Fund Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, as document "mfsfpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see "Information on Underlying Mutual Fund Service Fee Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(i)	Administrative Contracts - The following Administrative Services Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference.
(1)
(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, as document "aimasa99i1a.htm".
(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, as document "aimasa99i1b.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended. See Exhibit B for information related to administrative services, as document "amcentasa99i2.htm".
(3)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, as document "dreyfusasa99i3.htm".
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006, as document "fedasa99i4b.htm".
(5)	Dealer Agreement with Federated Securities Corp., as amended, dated October 26, 2006, as document "fedasa99i41.htm".
(6)
(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, as document "fidiiiasa99i5a.htm".
(b)	Service Contract, with Fidelity Distributors Corporation dated June 18, 2002, as amended, as document "fidiiiasa99i5b.htm".
(7)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, as document "frankasa99i6.htm".
(8)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, as document "janusasa99i7.htm".
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust dated May 2, 2005, as amended. See Exhibit B and Exhibit E for information related to administrative services, as document "nwasa99i10.htm".

(10)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust/Lehman Brothers Advisers Management Trust dated January 1, 2006. See Exhibit D for information related to administrative services, as document "neuberasa99i11.htm".
(11)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 13, 2006, as document "oppenasa99i12.htm".
(12)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, as document "troweasa99i13.htm".
The following Administrative Services Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (i), and are hereby incorporated by reference.
(13)	Administrative Services Agreement with Alliance Fund Distributors, Inc., dated June 3, 2003, under document "alliancebersteinasa.htm".
(14)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockasa.htm".
(15)	Administrative Services Agreement with Waddell & Reed, Inc., dated December 1, 2000, as amended, under document "waddellreedasa.htm".
(16)	Administrative Services Agreement with PIMCO Variable Insurance Trust, dated March 28, 2002, as amended, under document "pimcoasab.htm".
(17)	Administrative Services Agreement with Van Eck Securities Corporation, dated November 3, 1997, as amended, under document "vaneckasa.htm".
(18)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004, as document "dwsfpa.htm."
(19)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, dated December 31, 2002, as amended, as document "lordabbettfpa.htm."
The following Administrative Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit (i), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, under document "rydexfundpartagreement.htm".
The following Administrative Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit (i), and is hereby incorporated by reference.
(21)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2000, as document "delawareasa.htm".
The following Administrative Services Agreement was previously filed on April 17, 2012 with post-effective amendment number 6 of registration statement (333-156202) under Exhibit (26)(h), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, and DFA Securities LLC, dated February 8, 2012, as document "dfafpa.htm".
The following Administrative Services Agreement was previously filed on April 19, 2013 with post-effective amendment number 7 of registration statement (333-156020) under Exhibit (26)(i), and is hereby incorporated by reference.
(23)	Service Agreement with Northern Lights Variable Trust., dated February 8, 2012, as document "d470082dex99i24.htm".
The following Administrative Service Agreement was previously filed on April 16, 2015 with post-effective amendment number 15 of registration statement (333-149213) under Exhibit (26)(i), and is hereby incorporated by reference.

(24)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc., dated January 30, 2012, as document "mfsasa.htm."
(j)	Not Applicable.
(k)	Opinion of Counsel - Filed previously with registration statement (333-156020) on June 6, 2009, as document "opinionofcounsel.htm," and hereby incorporated by reference.
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(o)	Not Applicable.
(p)	Not Applicable.
(q)	Redeemability Exemption - Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
(99)	Power of Attorney - Attached hereto.

Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Distribution and Sales	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Digital Marketing	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Assistant Secretary	Keith W. Hinze
Director	John L. Carter
Director	Eric S. Henderson
Director	Tina Ambrozy
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 13, 2017.
Nationwide VLI Separate Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 13, 2017.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact